UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS

SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.8%
Financials - 10.1%
Capital Markets - 1.2%
Affiliated Managers Group, Inc. (a)	3,502	$700,575
Bank of New York Mellon Corp. (The)	9,600	338,784
BlackRock, Inc.-Class A	2,170	682,421
Daiwa Securities Group, Inc.	54,000	469,165
Deutsche Bank AG (REG)	8,516	381,675
Goldman Sachs Group, Inc. (The)	2,000	327,700
Macquarie Group Ltd.	8,608	464,160
State Street Corp.	4,100	285,155
UBS AG (REG) (a)	39,872	825,085

		4,474,720

Commercial Banks - 1.9%
Banco do Brasil SA	9,600	96,465
Bank Hapoalim BM	34,030	194,278
BNP Paribas SA	3,170	244,404
China Construction Bank Corp.-Class H	144,000	101,079
CIT Group, Inc.	17,700	867,654
Comerica, Inc.	9,600	497,280
Danske Bank A/S	8,890	247,363
Fifth Third Bancorp	13,200	302,940
HSBC Holdings PLC	40,920	414,332
Industrial & Commercial Bank of China Ltd.-Class H	162,000	99,870
KBC Groep NV	5,590	344,266
Lloyds Banking Group PLC (a)	449,357	562,154
Mitsubishi UFJ Financial Group, Inc.	65,300	359,593
PNC Financial Services Group, Inc. (The)	1,900	165,300
Regions Financial Corp.	20,700	229,977
Societe Generale SA	7,992	491,952
Sumitomo Mitsui Financial Group, Inc.	6,200	265,756
UniCredit SpA	60,870	556,415
Wells Fargo & Co.	27,600	1,372,824

		7,413,902

Consumer Finance - 0.8%
Capital One Financial Corp.	14,600	1,126,536
Discover Financial Services	15,500	901,945
Muthoot Finance Ltd.	39,211	114,588
Shriram Transport Finance Co., Ltd.	7,705	98,188
SLM Corp.	26,200	641,376

		2,882,633

Diversified Financial Services - 2.4%
Bank of America Corp.	131,100	2,254,920
Berkshire Hathaway, Inc.-Class B (a)	5,300	662,341
Citigroup, Inc.	32,800	1,561,280
ING Groep NV (a)	11,970	170,233
ING US, Inc.	17,100	620,217
IntercontinentalExchange Group, Inc.	10,073	1,992,742
JPMorgan Chase & Co.	24,300	1,475,253
McGraw Hill Financial, Inc.	1,200	91,560
ORIX Corp.	36,500	514,430

		9,342,976

Company	Shares	U.S. $ Value
Insurance - 3.3%
Admiral Group PLC	42,190	1,004,590
Aegon NV	18,579	171,133
AIA Group Ltd.	196,000	932,204
Allstate Corp. (The)	10,900	616,722
American Financial Group, Inc./OH	11,700	675,207
American International Group, Inc.	27,800	1,390,278
Aon PLC	9,440	795,603
Assurant, Inc.	9,000	584,640
Aviva PLC	22,540	179,840
BB Seguridade Participacoes SA	7,500	82,999
Chubb Corp. (The)	8,100	723,330
Direct Line Insurance Group PLC	38,660	153,074
Genworth Financial, Inc.-Class A (a)	35,900	636,507
Lancashire Holdings Ltd.	32,020	365,134
Lincoln National Corp.	24,000	1,216,080
Muenchener Rueckversicherungs AG	2,110	461,071
PartnerRe Ltd.	8,500	879,750
Prudential PLC	31,700	671,230
Reinsurance Group of America, Inc.-Class A	5,600	445,928
Travelers Cos., Inc. (The)	6,300	536,130
Unum Group	2,300	81,213
XL Group PLC	3,000	93,750

		12,696,413

Real Estate Investment Trusts (REITs) - 0.0%
Vornado Realty Trust	1,690	166,566

Real Estate Management & Development - 0.4%
Daito Trust Construction Co., Ltd.	9,300	861,440
Hang Lung Group Ltd.	15,000	75,517
Hang Lung Properties Ltd.	170,000	489,356
Tokyu Fudosan Holdings Corp.	13,700	102,160

		1,528,473

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	30,740	453,540

		38,959,223

Consumer Discretionary - 9.8%
Auto Components - 0.8%
Cie Generale des Etablissements Michelin-Class B	3,450	431,301
GKN PLC	39,480	257,243
Lear Corp.	5,200	435,344
Magna International, Inc. (New York)-Class A	4,600	443,026
Plastic Omnium SA	2,780	103,079
TRW Automotive Holdings Corp. (a)	7,700	628,474
Valeo SA	4,320	608,400

		2,906,867

Automobiles - 1.2%
Bayerische Motoren Werke AG	2,120	267,896
Ford Motor Co.	55,200	861,120
Honda Motor Co., Ltd.	9,600	337,792
Hyundai Motor Co. (Preference Shares)	2,810	359,417
Mazda Motor Corp.	25,000	111,065
Nissan Motor Co., Ltd.	81,700	728,219
Renault SA	1,550	150,557

Company	Shares	U.S. $ Value
Tata Motors Ltd.	23,030	155,559
Toyota Motor Corp.	23,000	1,297,058
Volkswagen AG (Preference Shares)	1,250	324,119

		4,592,802

Distributors - 0.2%
LKQ Corp. (a)	25,342	667,762

Diversified Consumer Services - 0.3%
Estacio Participacoes SA	58,400	588,376
Kroton Educacional SA	20,900	459,634

		1,048,010

Hotels, Restaurants & Leisure - 1.1%
Melco Crown Entertainment Ltd. (ADR) (a)	8,000	309,200
Merlin Entertainments PLC (a)(b)	37,679	236,818
Sodexo	12,249	1,283,834
Starbucks Corp.	22,660	1,662,791
Whitbread PLC	6,020	417,857
William Hill PLC	31,578	179,662
Yum! Brands, Inc.	1,070	80,667

		4,170,829

Household Durables - 0.1%
PulteGroup, Inc.	27,600	529,644

Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	3,310	1,113,881
priceline.com, Inc. (a)	1,350	1,609,052

		2,722,933

Leisure Equipment & Products - 0.3%
Polaris Industries, Inc.	6,880	961,205

Media - 2.1%
Comcast Corp.-Class A	39,670	1,984,293
Gannett Co., Inc.	27,500	759,000
Liberty Global PLC-Series C (a)	29,500	1,200,945
Liberty Media Corp.-Class A (a)	7,450	973,939
Time Warner, Inc.	6,700	437,711
Twenty-First Century Fox, Inc.-Class A	21,800	696,946
Viacom, Inc.-Class B	7,100	603,429
Walt Disney Co. (The)	20,148	1,613,250

		8,269,513

Multiline Retail - 0.2%
Harvey Norman Holdings Ltd. (c)	60,570	185,746
Macy’s, Inc.	11,100	658,119
Myer Holdings Ltd. (c)	49,190	101,918

		945,783

Specialty Retail - 1.7%
GameStop Corp.-Class A	22,400	920,640
Gap, Inc. (The)	10,100	404,606
Home Depot, Inc. (The)	20,970	1,659,356
Kingfisher PLC	27,550	193,698

Company	Shares	U.S. $ Value
O’Reilly Automotive, Inc. (a)	4,540	673,691
Office Depot, Inc. (a)	136,500	563,745
Shimamura Co., Ltd.	1,900	164,415
Sports Direct International PLC (a)	41,429	588,653
TJX Cos., Inc. (The)	19,000	1,152,350
Yamada Denki Co., Ltd. (c)	72,500	241,640

		6,562,794

Textiles, Apparel & Luxury Goods - 1.1%
Cie Financiere Richemont SA	12,170	1,162,699
Hugo Boss AG	2,416	321,688
Li & Fung Ltd.	480,000	711,300
LVMH Moet Hennessy Louis Vuitton SA	1,556	281,966
Michael Kors Holdings Ltd. (a)	5,950	554,957
NIKE, Inc.-Class B	11,411	842,816
Prada SpA	9,500	73,593
Samsonite International SA	110,100	341,114

		4,290,133

		37,668,275

Information Technology - 7.7%
Communications Equipment - 0.9%
Telefonaktiebolaget LM Ericsson-Class B	15,494	206,649
QUALCOMM, Inc.	5,815	458,571
Cisco Systems, Inc.	26,200	587,142
F5 Networks, Inc. (a)	10,880	1,160,134
Harris Corp.	10,200	746,232
Brocade Communications Systems, Inc. (a)	35,900	380,899

		3,539,627

Computers & Peripherals - 1.5%
Hewlett-Packard Co.	55,500	1,795,980
Apple, Inc.	6,770	3,633,730
Catcher Technology Co., Ltd.	37,000	268,652
Casetek Holdings Ltd.	21,000	114,796

		5,813,158

Electronic Equipment, Instruments & Components - 0.5%
LG Display Co., Ltd. (a)	1,880	47,271
Amphenol Corp.-Class A	13,700	1,255,605
Arrow Electronics, Inc. (a)	8,400	498,624

		1,801,500

Internet Software & Services - 1.3%
Google, Inc.-Class A (a)	3,350	3,733,609
Telecity Group PLC	45,783	533,509
Facebook, Inc.-Class A (a)	12,910	777,698

		5,044,816

IT Services - 1.8%
Fujitsu Ltd.	39,000	235,737
Visa, Inc.-Class A	13,030	2,812,656
Cognizant Technology Solutions Corp.-Class A (a)	35,210	1,781,978
Tata Consultancy Services Ltd.	7,090	254,026

Company	Shares	U.S. $ Value
Amdocs Ltd.	6,600	306,636
Xerox Corp.	79,600	899,480
HCL Technologies Ltd.	4,820	112,581
Western Union Co. (The)-Class W	23,600	386,096
Booz Allen Hamilton Holding Corp.	8,600	189,200

		6,978,390

Semiconductors & Semiconductor Equipment - 1.0%
Lam Research Corp. (a)	2,700	148,500
Micron Technology, Inc. (a)	18,800	444,808
SK Hynix, Inc. (a)	3,140	106,543
Samsung Electronics Co., Ltd.	220	278,118
Taiwan Semiconductor Manufacturing Co., Ltd.	31,000	121,971
NVIDIA Corp.	7,100	127,161
Sumco Corp.	28,800	223,130
Applied Materials, Inc.	32,700	667,734
Tokyo Electron Ltd.	3,200	198,882
Linear Technology Corp.	25,740	1,253,281
ASM International NV	4,020	161,184
Novatek Microelectronics Corp.	25,000	114,911

		3,846,223

Software - 0.7%
Informatica Corp. (a)	12,490	471,872
ANSYS, Inc. (a)	14,875	1,145,673
Red Hat, Inc. (a)	5,000	264,900
Dassault Systemes	640	74,890
Electronic Arts, Inc. (a)	25,200	731,052

		2,688,387

		29,712,101

Health Care - 7.2%
Biotechnology - 1.5%
Actelion Ltd. (REG) (a)	3,040	288,096
Biogen Idec, Inc. (a)	6,508	1,990,602
Celgene Corp. (a)	3,130	436,948
Gilead Sciences, Inc. (a)	21,760	1,541,913
Quintiles Transnational Holdings, Inc. (a)	25,433	1,291,233
Theravance, Inc. (a)(c)	4,300	133,042
Vertex Pharmaceuticals, Inc. (a)	4,400	311,168

		5,993,002

Health Care Equipment & Supplies - 0.6%
Intuitive Surgical, Inc. (a)	2,233	978,032
Medtronic, Inc.	20,800	1,280,032

		2,258,064

Health Care Providers & Services - 1.0%
Aetna, Inc.	10,100	757,197
Health Net, Inc./CA (a)	12,600	428,526
McKesson Corp.	5,130	905,804
UnitedHealth Group, Inc.	16,511	1,353,737
WellPoint, Inc.	2,500	248,875

		3,694,139

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.6%
Eurofins Scientific SE	4,269	1,276,105
Illumina, Inc. (a)	2,692	400,193
Mettler-Toledo International, Inc. (a)	2,739	645,527

		2,321,825

Pharmaceuticals - 3.5%
Allergan, Inc./United States	20,563	2,551,868
Astellas Pharma, Inc.	10,000	118,726
Daiichi Sankyo Co., Ltd.	13,400	225,796
GlaxoSmithKline PLC	33,020	880,489
GlaxoSmithKline PLC (Sponsored ADR)	14,500	774,735
Johnson & Johnson	24,600	2,416,458
Merck & Co., Inc.	18,700	1,061,599
Novartis AG	8,234	699,132
Pfizer, Inc.	91,800	2,948,616
Richter Gedeon Nyrt	6,470	112,859
Roche Holding AG	2,750	827,100
Roche Holding AG (Sponsored ADR)	12,800	482,816
Sun Pharmaceutical Industries Ltd.	8,610	83,059
Teva Pharmaceutical Industries Ltd.	2,770	145,981

		13,329,234

		27,596,264

Industrials - 6.6%
Aerospace & Defense - 1.2%
Airbus Group NV	9,380	671,804
Boeing Co. (The)	14,530	1,823,370
MTU Aero Engines AG	1,693	157,169
Northrop Grumman Corp.	4,100	505,858
Precision Castparts Corp.	3,414	862,922
Safran SA	5,090	352,633
Thales SA	2,020	133,946
Zodiac Aerospace	2,150	75,962

		4,583,664

Airlines - 0.5%
Copa Holdings SA-Class A	9,150	1,328,488
Delta Air Lines, Inc.	10,700	370,755
Japan Airlines Co., Ltd.	2,000	98,429
Qantas Airways Ltd. (a)	177,000	181,842
Turk Hava Yollari	49,857	153,534

		2,133,048

Building Products - 0.0%
Asahi Glass Co., Ltd.	20,000	115,718

Commercial Services & Supplies - 0.2%
Babcock International Group PLC	22,510	505,495
Edenred	13,649	428,162

		933,657

Company	Shares	U.S. $ Value
Construction & Engineering - 0.1%
URS Corp.	4,600	216,476

Electrical Equipment - 0.4%
AMETEK, Inc.	20,682	1,064,916
Sumitomo Electric Industries Ltd.	22,600	337,391

		1,402,307

Industrial Conglomerates - 1.3%
Bidvest Group Ltd.	4,750	125,503
Danaher Corp.	26,549	1,991,175
General Electric Co.	82,800	2,143,692
Hopewell Holdings Ltd.	50,500	173,443
Hutchison Whampoa Ltd.	20,000	265,695
Toshiba Corp.	58,000	245,837

		4,945,345

Industrial Warehouse Distribution - 0.7%
Global Logistic Properties Ltd.	484,000	1,021,452
GLP J-Reit	251	252,314
Granite Real Estate Investment Trust	10,340	374,928
Hansteen Holdings PLC	68,120	124,014
Japan Logistics Fund, Inc.	85	191,077
Mapletree Logistics Trust	263,000	218,650
ProLogis, Inc.	7,703	314,513
STAG Industrial, Inc.	17,110	412,351

		2,909,299

Machinery - 0.6%
IHI Corp.	32,000	134,641
Illinois Tool Works, Inc.	9,000	731,970
Komatsu Ltd.	18,700	392,037
Parker Hannifin Corp.	8,350	999,579

		2,258,227

Marine - 0.2%
AP Moeller-Maersk A/S-Class B	32	383,000
Nippon Yusen KK	77,000	223,633

		606,633

Mixed Office Industrial - 0.0%
Goodman Group	38,440	169,065

Professional Services - 1.2%
Bureau Veritas SA	36,689	1,125,294
Capita PLC	51,101	934,379
Intertek Group PLC	23,452	1,204,061
SGS SA	326	804,005
Verisk Analytics, Inc.-Class A (a)	8,146	488,434

		4,556,173

Road & Rail - 0.1%
Central Japan Railway Co.	2,700	315,389

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	12,300	228,163

		25,373,164

Company	Shares	U.S. $ Value
Consumer Staples - 5.6%
Beverages - 0.7%
Anheuser-Busch InBev NV	2,430	255,916
Asahi Group Holdings Ltd.	4,100	114,947
Carlsberg A/S-Class B	2,260	224,662
Diageo PLC	29,190	906,614
Monster Beverage Corp. (a)	14,701	1,020,984
SABMiller PLC (London)	4,240	212,010

		2,735,133

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	11,040	1,232,947
CVS Caremark Corp.	37,350	2,796,021
Jeronimo Martins SGPS SA (c)	23,655	396,947
Koninklijke Ahold NV	20,285	407,440
Kroger Co. (The)	27,400	1,196,010
Olam International Ltd.	567,412	1,004,744
Sugi Holdings Co., Ltd.	2,100	93,369
Tsuruha Holdings, Inc.	900	88,667

		7,216,145

Food Products - 1.0%
Ajinomoto Co., Inc.	11,000	157,433
Danone SA (c)	1,950	137,762
Hershey Co. (The)	13,150	1,372,860
Keurig Green Mountain, Inc.	7,460	787,702
Mead Johnson Nutrition Co.-Class A	14,680	1,220,495
Unilever PLC	1,950	83,401

		3,759,653

Household Products - 0.5%
Henkel AG & Co. KGaA	8,841	889,122
LG Household & Health Care Ltd.	690	298,298
Procter & Gamble Co. (The)	8,500	685,100
Reckitt Benckiser Group PLC	3,000	244,815

		2,117,335

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The)-Class A	9,950	665,456

Tobacco - 1.3%
British American Tobacco PLC	31,439	1,753,847
Imperial Tobacco Group PLC	10,640	430,256
Japan Tobacco, Inc.	38,900	1,220,970
Philip Morris International, Inc.	21,315	1,745,059

		5,150,132

		21,643,854

Energy - 3.8%
Energy Equipment & Services - 1.1%
Aker Solutions ASA	15,320	238,434
Halliburton Co.	13,700	806,793
Nabors Industries Ltd.	20,600	507,790
Oceaneering International, Inc.	7,849	564,029
Saipem SpA	9,770	238,631
Schlumberger Ltd.	16,354	1,594,515
Seadrill Ltd.	5,140	180,964

		4,131,156

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 2.7%
BG Group PLC	17,791	332,145
Chesapeake Energy Corp.	7,200	184,464
Chevron Corp.	13,900	1,652,849
China Petroleum & Chemical Corp.-Class H	102,000	91,498
ENI SpA	11,650	292,140
Exxon Mobil Corp.	25,300	2,471,304
Gazprom OAO (Sponsored ADR)	13,690	106,371
Hess Corp.	17,400	1,442,112
JX Holdings, Inc.	68,600	330,723
Occidental Petroleum Corp.	15,000	1,429,350
Phillips 66	5,300	408,418
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	12,955	473,359
Valero Energy Corp.	26,000	1,380,600

		10,595,333

		14,726,489

Equity: Other - 3.5%
Diversified/Specialty - 2.9%
Activia Properties, Inc.	22	176,945
Armada Hoffler Properties, Inc.	15,792	158,552
Australand Property Group	60,480	237,037
British Land Co. PLC	48,758	532,013
Buzzi Unicem SpA	9,410	175,579
Cheung Kong Holdings Ltd.	23,000	382,139
Country Garden Holdings Co., Ltd.	986,000	409,009
CTT-Correios de Portugal SA (a)	17,994	197,462
Digital Realty Trust, Inc. (c)	3,830	203,296
Dundee Real Estate Investment Trust-Class A	7,896	207,560
Fibra Uno Administracion SA de CV	57,730	186,781
Frasers Centrepoint Ltd.	75,000	91,522
Gramercy Property Trust, Inc. (c)	48,450	250,002
Hemfosa Fastigheter AB (a)	11,100	171,500
Henderson Land Development Co., Ltd.	19,400	113,652
ICADE	2,059	203,565
Japan Hotel REIT Investment Corp. (c)	385	175,560
Kennedy Wilson Europe Real Estate PLC (a)	20,500	355,436
Kennedy-Wilson Holdings, Inc.	14,900	335,399
Klovern AB	36,120	193,279
Land Securities Group PLC	36,017	613,839
Lend Lease Group	66,350	730,709
LPN Development PCL	194,300	95,832
Mitchells & Butlers PLC (a)	24,140	183,501
Mitsubishi Estate Co., Ltd.	39,000	926,080
Mitsui Fudosan Co., Ltd.	27,100	826,773
New World Development Co., Ltd.	127,438	128,556
Regal Entertainment Group-Class A	18,080	337,734
Sumitomo Realty & Development Co., Ltd.	9,000	352,249
Sun Hung Kai Properties Ltd.	50,708	622,663
Supalai PCL	195,400	107,217
Swire Properties Ltd.	108,600	311,397
UOL Group Ltd.	54,516	271,869
Wharf Holdings Ltd.	85,000	545,163
Wheelock & Co., Ltd.	36,000	141,089

		10,950,959

Company	Shares	U.S. $ Value
Health Care - 0.6%
Chartwell Retirement Residences	20,060	188,896
HCP, Inc.	6,510	252,523
Health Care REIT, Inc.	3,930	234,228
LTC Properties, Inc.	10,150	381,945
Medical Properties Trust, Inc.	32,715	418,425
Omega Healthcare Investors, Inc.	14,870	498,442
Ventas, Inc.	4,240	256,817

		2,231,276

Triple Net - 0.0%
National Retail Properties, Inc. (c)	3,760	129,043

		13,311,278

Retail - 2.1%
Regional Mall - 0.8%
CFS Retail Property Trust Group	172,150	302,049
General Growth Properties, Inc.	17,380	382,360
Glimcher Realty Trust	18,500	185,555
Pennsylvania Real Estate Investment Trust	10,340	186,637
Simon Property Group, Inc.	10,286	1,686,904
Westfield Group	40,580	386,534

		3,130,039

Shopping Center/Other Retail - 1.3%
Aeon Mall Co., Ltd.	15,600	399,664
DDR Corp.	19,380	319,382
Federal Realty Investment Trust	2,200	252,384
Fukuoka REIT Co. (c)	55	88,526
Japan Retail Fund Investment Corp.	93	183,280
Kimco Realty Corp.	4,870	106,556
Kite Realty Group Trust	33,176	199,056
Klepierre	8,553	382,623
Link REIT (The)	19,268	95,262
Ramco-Gershenson Properties Trust	24,570	400,491
Regency Centers Corp.	3,050	155,733
RioCan Real Estate Investment Trust (Toronto)	4,973	119,793
Unibail-Rodamco SE	3,589	931,446
Vastned Retail NV	7,680	378,004
Weingarten Realty Investors	9,880	296,400
Westfield Retail Trust	159,090	440,459

		4,749,059

		7,879,098

Residential - 1.6%
Multi-Family - 1.3%
Associated Estates Realty Corp.	23,650	400,631
Brookfield Residential Properties, Inc. (a)	7,871	165,055
China Overseas Land & Investment Ltd.	114,000	295,467
China Vanke Co., Ltd.-Class B	159,460	265,830
CIFI Holdings Group Co., Ltd.	640,000	125,660
Comforia Residential REIT, Inc. (c)	15	101,224
Equity Residential	5,610	325,324

Company	Shares	U.S. $ Value
Essex Property Trust, Inc.	3,485	592,624
Japan Rental Housing Investments, Inc.	173	104,731
KWG Property Holding Ltd.	356,500	196,616
LEG Immobilien AG	5,559	364,548
Mid-America Apartment Communities, Inc.	6,780	462,871
Rossi Residencial SA (a)	145,840	116,338
Sekisui Chemical Co., Ltd.	8,000	83,090
Stockland	165,135	575,241
Taylor Wimpey PLC	169,980	334,131
UDR, Inc.	8,330	215,164
Wing Tai Holdings Ltd.	125,000	182,310

		4,906,855

Self Storage - 0.3%
Extra Space Storage, Inc.	10,890	528,274
Public Storage	2,590	436,389
Safestore Holdings PLC	48,950	193,409

		1,158,072

Student Housing - 0.0%
American Campus Communities, Inc.	3,500	130,725

		6,195,652

Office - 1.4%
Office - 1.4%
Allied Properties Real Estate Investment Trust	7,776	242,670
Boston Properties, Inc.	1,774	203,176
CapitaCommercial Trust	222,000	262,819
Columbia Property Trust, Inc.	14,850	404,663
Cominar Real Estate Investment Trust	15,513	259,602
Cousins Properties, Inc.	37,522	430,377
Douglas Emmett, Inc.	4,420	119,959
Fabege AB (c)	15,130	197,343
Investa Office Fund	82,940	249,807
Japan Excellent, Inc.	177	225,813
Japan Real Estate Investment Corp.	57	286,833
Kenedix Office Investment Corp.-Class A	48	238,033
Kilroy Realty Corp.	2,780	162,852
Mack-Cali Realty Corp.	4,190	87,110
NTT Urban Development Corp.	20,300	191,069
Orix JREIT, Inc.	347	433,223
Parkway Properties, Inc./MD	22,358	408,034
SL Green Realty Corp.	6,808	685,021
Tokyo Tatemono Co., Ltd.	20,000	171,367
Workspace Group PLC	22,440	221,659

		5,481,430

Materials - 1.3%
Chemicals - 1.1%
Arkema SA	3,113	352,160
BASF SE	1,060	117,949
Denki Kagaku Kogyo KK	45,000	154,155
Essentra PLC	63,156	920,423
Incitec Pivot Ltd.	73,261	201,473
JSR Corp.	18,100	334,865
Koninklijke DSM NV	3,718	255,009
LyondellBasell Industries NV-Class A	8,300	738,202
Monsanto Co.	8,269	940,764
Nippon Shokubai Co., Ltd.	13,000	153,927

		4,168,927

Company	Shares	U.S. $ Value
Construction Materials - 0.0%
Taiheiyo Cement Corp.	23,000	82,831

Metals & Mining - 0.1%
Dowa Holdings Co., Ltd.	15,000	125,142
MMC Norilsk Nickel OJSC (ADR)	10,010	166,466
Rio Tinto PLC	4,710	262,666

		554,274

Paper & Forest Products - 0.1%
Mondi PLC	14,200	248,836

		5,054,868

Utilities - 1.3%
Electric Utilities - 0.5%
Edison International	18,900	1,069,929
EDP - Energias de Portugal SA	61,520	285,615
Electricite de France	3,930	155,394
Enel SpA	51,731	292,600

		1,803,538

Gas Utilities - 0.3%
Atmos Energy Corp.	13,100	617,403
UGI Corp.	13,800	629,418

		1,246,821

Independent Power Producers & Energy Traders - 0.3%
APR Energy PLC	29,787	400,007
Calpine Corp. (a)	28,800	602,208

		1,002,215

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	19,800	469,062
DTE Energy Co.	1,400	104,006
National Grid PLC	20,520	281,977

		855,045

		4,907,619

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	45,400	1,592,178
Bezeq The Israeli Telecommunication Corp., Ltd.	63,518	113,227
Hellenic Telecommunications Organization SA (a)	6,960	114,882
Nippon Telegraph & Telephone Corp.	6,600	358,655
Telenor ASA	6,620	146,519
Vivendi SA	22,104	615,217
Ziggo NV	2,760	122,570

		3,063,248

Wireless Telecommunication Services - 0.4%
NTT DoCoMo, Inc.	11,400	179,635
Turkcell Iletisim Hizmetleri AS (a)	21,330	119,481

Company	Shares		U.S. $ Value
Vodafone Group PLC		187,503	689,509
Vodafone Group PLC (Sponsored ADR)		11,672	429,646

			1,418,271

			4,481,519

Lodging - 0.6%
Lodging - 0.6%
Ashford Hospitality Prime, Inc.		21,864	330,584
Ashford Hospitality Trust, Inc.		35,531	400,434
Chesapeake Lodging Trust		5,330	137,141
DiamondRock Hospitality Co.		36,350	427,112
FelCor Lodging Trust, Inc.		29,690	268,397
Hersha Hospitality Trust		68,360	398,539
Host Hotels & Resorts, Inc.		9,400	190,256
Pebblebrook Hotel Trust		5,110	172,565

			2,325,028

Mortgage - 0.0%
Mortgage - 0.0%
Altisource Residential Corp.		5,170	163,165

Total Common Stocks (cost $193,755,435)			245,479,027

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 9.1%
Industrial - 4.7%
Basic - 0.8%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	45	42,688
Barrick North America Finance LLC
4.40%, 5/30/21		225	226,716
Basell Finance Co. BV
8.10%, 3/15/27 (b)		145	189,190
Cia Minera Milpo SAA
4.625%, 3/28/23 (b)		240	222,596
Dow Chemical Co. (The)
4.125%, 11/15/21		165	172,800
4.375%, 11/15/42		183	168,924
Gerdau Trade, Inc.
4.75%, 4/15/23 (b)		395	368,956
Glencore Funding LLC
4.125%, 5/30/23 (b)		330	315,178
International Paper Co.
7.95%, 6/15/18		55	67,268
LyondellBasell Industries NV
5.75%, 4/15/24		435	501,114
Minsur SA
6.25%, 2/07/24 (b)		333	349,698
Rio Tinto Finance USA PLC
2.875%, 8/21/22		257	244,611
3.50%, 3/22/22		94	94,036
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (b)		237	213,648

			3,177,423

	Principal Amount (000)	U.S. $ Value
Capital Goods - 0.3%
Embraer SA
5.15%, 6/15/22	130	134,875
Odebrecht Finance Ltd.
5.125%, 6/26/22 (b)	200	199,500
Owens Corning
6.50%, 12/01/16 (d)	178	196,552
Republic Services, Inc.
3.80%, 5/15/18	17	18,022
5.25%, 11/15/21	165	184,452
5.50%, 9/15/19	233	264,193

		997,594

Communications - Media - 1.0%
21st Century Fox America, Inc.
3.00%, 9/15/22	400	384,214
6.15%, 2/15/41	130	152,903
CBS Corp.
5.75%, 4/15/20	250	285,118
Comcast Corp.
5.15%, 3/01/20	451	510,682
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	215	212,751
4.75%, 10/01/14	155	158,031
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (b)(e)	221	233,431
NBCUniversal Enterprise, Inc.
5.25%, 3/29/49 (b)	233	235,330
Omnicom Group, Inc.
3.625%, 5/01/22	165	163,861
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	435	549,642
SES Global Americas Holdings GP
2.50%, 3/25/19 (b)	105	104,359
Time Warner Cable, Inc.
4.125%, 2/15/21	165	172,735
7.50%, 4/01/14	145	145,000
WPP Finance 2010
4.75%, 11/21/21	77	82,732
WPP Finance UK
8.00%, 9/15/14	350	361,431

		3,752,220

Communications - Telecommunications - 0.4%
American Tower Corp.
5.05%, 9/01/20	380	408,995
AT&T, Inc.
4.30%, 12/15/42	23	20,380
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (b)	490	492,889

	Principal Amount (000)		U.S. $ Value
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	46	42,404
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	185	203,376
Verizon Communications, Inc.
6.55%, 9/15/43		297	361,430

			1,529,474

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		915	1,052,831
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)		341	352,681

			1,405,512

Consumer Cyclical - Entertainment - 0.1%
Time Warner, Inc.
4.70%, 1/15/21		123	134,523
7.625%, 4/15/31		110	146,555
Viacom, Inc.
3.875%, 4/01/24		110	109,730
5.625%, 9/15/19		83	93,960

			484,768

Consumer Cyclical - Retailers - 0.1%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		201	207,237

Consumer Non-Cyclical - 0.2%
Ahold Finance USA LLC
6.875%, 5/01/29		250	304,462
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		69	72,507
8.50%, 6/15/19		153	188,811
Reynolds American, Inc.
3.25%, 11/01/22		220	206,976
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		121	124,489

			897,245

Energy - 0.7%
Anadarko Petroleum Corp.
6.45%, 9/15/36		254	300,430
Encana Corp.
3.90%, 11/15/21		140	143,670
Hess Corp.
7.875%, 10/01/29		39	51,220
Marathon Petroleum Corp.
5.125%, 3/01/21		163	181,231
Nabors Industries, Inc.
5.10%, 9/15/23 (b)		180	187,189
Noble Energy, Inc.
8.25%, 3/01/19		374	465,708
Noble Holding International Ltd.
3.95%, 3/15/22		270	267,734
4.90%, 8/01/20		36	38,412

	Principal Amount (000)		U.S. $ Value
Reliance Holding USA, Inc.
5.40%, 2/14/22 (b)		315	330,317
Transocean, Inc.
6.375%, 12/15/21		2	2,248
6.50%, 11/15/20		300	336,878
Valero Energy Corp.
6.125%, 2/01/20		175	203,205
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		285	369,982

			2,878,224

Technology - 0.4%
Agilent Technologies, Inc.
5.00%, 7/15/20		71	77,663
Baidu, Inc.
2.25%, 11/28/17		380	380,658
Hewlett-Packard Co.
4.65%, 12/09/21		114	120,598
Motorola Solutions, Inc.
3.50%, 3/01/23		300	286,790
7.50%, 5/15/25		35	42,342
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		495	505,629
Total System Services, Inc.
2.375%, 6/01/18		141	139,033
3.75%, 6/01/23		139	131,996

			1,684,709

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14		307	313,759
5.75%, 12/15/16		155	172,101

			485,860

Transportation - Services - 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (b)		237	243,006
5.00%, 4/07/18 (b)		230	246,978
Ryder System, Inc.
5.85%, 11/01/16		127	140,814
7.20%, 9/01/15		127	137,778

			768,576

			18,268,842

Financial Institutions - 3.3%
Banking - 2.2%
Bank of America Corp.
5.875%, 2/07/42		259	299,477
7.375%, 5/15/14		150	151,207
Barclays Bank PLC
6.625%, 3/30/22 (b)	EUR	160	267,851
BNP Paribas SA
5.186%, 6/29/15 (b)	U.S.$	128	131,360

	Principal Amount (000)		U.S. $ Value
BPCE SA
5.70%, 10/22/23 (b)		262	272,341
Citigroup, Inc.
3.375%, 3/01/23		420	406,159
Compass Bank
5.50%, 4/01/20		314	331,492
Countrywide Financial Corp.
6.25%, 5/15/16		92	100,907
Credit Suisse AG
6.50%, 8/08/23 (b)		267	291,912
Danske Bank A/S
5.684%, 2/15/17	GBP	182	313,920
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	U.S.$	335	379,863
Series D
6.00%, 6/15/20		440	505,256
ING Bank NV
2.00%, 9/25/15 (b)		480	486,035
Macquarie Bank Ltd.
5.00%, 2/22/17 (b)		90	98,199
Macquarie Group Ltd.
4.875%, 8/10/17 (b)		194	209,341
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (b)		392	393,731
Morgan Stanley
Series G
5.50%, 7/24/20		350	394,966
Murray Street Investment Trust I
4.647%, 3/09/17		44	47,526
National Capital Trust II Delaware
5.486%, 3/23/15 (b)		91	93,047
Nationwide Building Society
6.25%, 2/25/20 (b)		465	542,097
PNC Bank NA
3.80%, 7/25/23		685	691,131
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (b)		190	199,262
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (b)		215	252,087
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (b)		185	188,700
SouthTrust Corp.
5.80%, 6/15/14		225	227,483
Standard Chartered PLC
4.00%, 7/12/22 (b)		470	478,789
UBS AG/Stamford CT
7.625%, 8/17/22		380	445,697
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (b)		230	247,833

			8,447,669

Brokerage - 0.1%
Nomura Holdings, Inc.
2.00%, 9/13/16		468	473,819

	Principal Amount (000)	U.S. $ Value
Insurance - 0.7%
Allied World Assurance Co., Holdings Ltd.
7.50%, 8/01/16	160	181,954
American International Group, Inc.
4.875%, 6/01/22	155	169,728
6.40%, 12/15/20	300	357,433
Coventry Health Care, Inc.
5.95%, 3/15/17	90	101,378
6.125%, 1/15/15	40	41,698
6.30%, 8/15/14	275	280,595
Hartford Financial Services Group, Inc. (The)
4.00%, 3/30/15	95	98,179
5.125%, 4/15/22	180	200,269
5.50%, 3/30/20	242	274,080
Humana, Inc.
6.45%, 6/01/16	40	44,430
Lincoln National Corp.
8.75%, 7/01/19	98	126,353
MetLife, Inc.
7.717%, 2/15/19	112	139,302
10.75%, 8/01/39	70	106,050
Prudential Financial, Inc.
5.625%, 6/15/43	200	204,000
XLIT Ltd.
5.25%, 9/15/14	135	137,784
6.375%, 11/15/24	157	186,379

		2,649,612

Other Finance - 0.1%
ORIX Corp.
4.71%, 4/27/15	336	350,491

REITS - 0.2%
ERP Operating LP
5.25%, 9/15/14	105	107,157
Health Care REIT, Inc.
5.25%, 1/15/22	505	556,254
Trust F/1401
5.25%, 12/15/24 (b)	270	269,325

		932,736

		12,854,327

Utility - 1.0%
Electric - 0.2%
CMS Energy Corp.
5.05%, 3/15/22	155	172,404
Constellation Energy Group, Inc.
5.15%, 12/01/20	89	97,203
Pacific Gas & Electric Co.
6.05%, 3/01/34	38	44,880
TECO Finance, Inc.
4.00%, 3/15/16	100	105,798
5.15%, 3/15/20	125	138,241

		558,526

	Principal Amount (000)	U.S. $ Value
Natural Gas - 0.8%
DCP Midstream LLC
5.35%, 3/15/20 (b)	137	147,218
Energy Transfer Partners LP
7.50%, 7/01/38	295	363,999
Enterprise Products Operating LLC
5.20%, 9/01/20	185	206,497
Kinder Morgan Energy Partners LP
2.65%, 2/01/19	679	678,024
3.95%, 9/01/22	424	421,756
Talent Yield Investments Ltd.
4.50%, 4/25/22 (b)	490	489,187
TransCanada PipeLines Ltd.
6.35%, 5/15/67	120	124,320
Williams Cos., Inc. (The)
3.70%, 1/15/23	434	393,848
Williams Partners LP
5.25%, 3/15/20	298	328,115

		3,152,964

		3,711,490

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23	286	258,752

Total Corporates - Investment Grades (cost $33,359,984)		35,093,411

MORTGAGE PASS-THROUGHS - 7.1%
Agency Fixed Rate 30-Year - 6.2%
Federal Home Loan Mortgage Corp. Gold
4.00%, 4/01/44, TBA	855	886,962
4.50%, 10/01/39	1,783	1,901,536
Series 2005
5.50%, 1/01/35	438	485,304
Series 2007
5.50%, 7/01/35	46	51,399
Series 2013
3.50%, 6/01/43	1,312	1,319,514
Federal National Mortgage Association
3.00%, 11/01/42-8/01/43	2,878	2,781,785
3.50%, 4/01/44, TBA	4,735	4,763,114
4.00%, 4/01/44, TBA	3,622	3,764,616
4.50%, 8/01/40	518	552,858
4.50%, 4/25/44, TBA	1,095	1,168,057
5.00%, 12/01/39	290	318,031
5.00%, 4/25/44, TBA	790	861,285
Series 2004
5.50%, 2/01/34-11/01/34	165	183,973
Series 2005
4.50%, 8/01/35	114	122,322
Series 2007
4.50%, 9/01/35	105	112,750
5.50%, 1/01/37-8/01/37	610	677,642
Series 2008
5.50%, 8/01/37	266	295,524

	Principal Amount (000)		U.S. $ Value
Series 2011
3.50%, 1/01/43		869	874,995
Series 2012
3.00%, 11/01/42		652	629,679
Series 2013
3.50%, 12/01/42		1,838	1,853,597

			23,604,943

Agency Fixed Rate 15-Year - 0.6%
Federal National Mortgage Association
2.50%, 4/01/29, TBA		2,370	2,368,148

Agency ARMs - 0.3%
Federal Home Loan Mortgage Corp.
2.36%, 4/01/35 (d)		676	721,990
Series 2008
2.407%, 11/01/37 (f)		51	54,433
Federal National Mortgage Association
2.397%, 8/01/37 (d)		273	292,331
Series 2007
2.332%, 3/01/34 (f)		182	193,563

			1,262,317

Total Mortgage Pass-Throughs (cost $26,937,751)			27,235,408

GOVERNMENTS - TREASURIES - 6.7%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	4,295	1,792,044

United States - 6.2%
U.S. Treasury Bonds
2.75%, 8/15/42	U.S.$	280	239,050
3.125%, 2/15/43		670	616,609
3.625%, 8/15/43-2/15/44		1,833	1,854,942
4.625%, 2/15/40		3,835	4,597,805
5.375%, 2/15/31		5	6,396
U.S. Treasury Notes
0.75%, 6/30/17		775	767,734
1.00%, 3/31/17		2,790	2,796,975
1.25%, 10/31/18		1,115	1,097,229
1.50%, 1/31/19		4,221	4,184,066
1.625%, 3/31/19-11/15/22		1,232	1,159,341
1.75%, 10/31/20-5/15/22		2,015	1,933,471
2.00%, 11/15/21		645	625,851
2.50%, 8/15/23		305	300,640
2.75%, 11/15/23-2/15/24		3,891	3,902,724

			24,082,833

Total Governments - Treasuries (cost $25,591,756)			25,874,877

ASSET-BACKED SECURITIES - 4.6%
Autos-Fixed Rate - 3.0%
Ally Master Owner Trust

	Principal Amount (000)		U.S. $ Value
Series 2013-1, Class A2
1.00%, 2/15/18		390	391,103
Series 2014-1, Class A2
1.29%, 1/15/19		336	335,953
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class A2
0.49%, 4/08/16		163	162,501
Series 2013-1, Class A2
0.49%, 6/08/16		185	185,093
Series 2013-3, Class A3
0.92%, 4/09/18		670	670,264
Series 2013-4, Class A3
0.96%, 4/09/18		275	275,493
Series 2013-5, Class A2A
0.65%, 3/08/17		186	186,100
AmeriCredit Automobile Receivables Trust 2011-3
Series 2011-3, Class D
4.04%, 7/10/17		320	332,840
Avis Budget Rental Car Funding AESOP LLC
Series 2014-1A, Class A
2.46%, 7/20/20 (b)		705	699,385
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		570	572,410
Series 2014-1, Class B
2.22%, 1/22/19		80	80,018
Capital Auto Receivables Asset Trust/Ally
Series 2013-1, Class A2
0.62%, 7/20/16		364	364,035
Carfinance Capital Auto Trust
Series 2013-1A, Class A
1.65%, 7/17/17 (b)		202	203,125
CarMax Auto Owner Trust
Series 2012-3, Class A2
0.43%, 9/15/15		46	46,377
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (b)		215	214,998
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (b)		159	159,365
Series 2013-1A, Class A
1.29%, 10/16/17 (b)		160	160,551
Series 2014-1A, Class A
1.29%, 5/15/18 (b)		173	173,920
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		386	386,242
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (b)		140	139,892
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (b)	CAD	74	66,648

	Principal Amount (000)		U.S. $ Value
Series 2013-R1A, Class A2
1.676%, 9/15/16 (b)		331	300,455
Series 2013-R4A, Class A1
1.487%, 8/15/15 (b)		147	133,242
Series 2014-R2A, Class A1
1.353%, 3/15/16 (b)		266	240,615
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	12	12,059
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		155	153,329
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		303	303,411
Series 2013-1, Class A1
0.85%, 1/15/18		279	279,351
Series 2014-1, Class A1
1.20%, 2/15/19		322	321,983
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (b)		345	344,843
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (b)		85	85,513
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		140	142,691
M&T Bank Auto Receivables Trust
Series 2013-1A, Class A3
1.06%, 11/15/17 (b)		416	417,112
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (b)		714	715,512
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (b)		22	21,769
Nissan Auto Lease Trust
Series 2012-B, Class A2A
0.45%, 6/15/15		91	90,938
Santander Drive Auto Receivables Trust
Series 2012-3, Class A3
1.08%, 4/15/16		281	281,370
Series 2012-6, Class A2
0.47%, 9/15/15		7	7,481
Series 2013-3, Class C
1.81%, 4/15/19		489	489,991
Series 2013-4, Class A3
1.11%, 12/15/17		540	542,855
Series 2013-5, Class A2A
0.64%, 4/17/17		286	286,131
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		101	101,171

	Principal Amount (000)	U.S. $ Value
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15	526	527,040

		11,605,175

Other ABS - Fixed Rate - 0.4%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (b)	113	112,936
Series 2013-VT1, Class A3
1.13%, 7/20/20 (b)	466	468,763
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17	147	147,343
Series 2013-C, Class A2
0.63%, 1/17/17	378	377,941
Series 2013-D, Class A2
0.49%, 3/15/17	465	465,361
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15	49	48,859

		1,621,203

Credit Cards - Floating Rate - 0.4%
Barclays Dryrock Issuance Trust
Series 2014-1, Class A
0.53%, 12/16/19 (d)	326	326,004
First National Master Note Trust
Series 2013-2, Class A
0.685%, 10/15/19 (d)	346	346,000
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.855%, 2/15/17 (b)(d)	490	492,000
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.535%, 12/15/19 (d)	295	295,010

		1,459,014

Autos - Floating Rate - 0.4%
Ally Master Owner Trust
Series 2014-2, Class A
0.526%, 1/16/18 (d)	630	629,908
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.647%, 6/20/17 (d)	790	792,577

		1,422,485

Credit Cards - Fixed Rate - 0.3%
Chase Issuance Trust
Series 2014-A1, Class A1
1.15%, 1/15/19	270	270,001
Series 2014-A2, Class A2
2.77%, 3/15/23	270	269,832

	Principal Amount (000)	U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	310	309,448
Series 2013-A, Class A
1.61%, 12/15/21	246	243,171

		1,092,452

Home Equity Loans - Floating Rate - 0.1%
GSAA Home Equity Trust
Series 2006-5, Class 2A3
0.424%, 3/25/36 (d)	407	283,478
Residential Asset Securities Corp. Trust
Series 2003-KS3, Class A2
0.754%, 5/25/33 (d)	1	895

		284,373

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	89	88,381

Total Asset-Backed Securities (cost $17,588,887)		17,573,083

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
Non-Agency Fixed Rate CMBS - 3.3%
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A1A
5.415%, 9/10/47	633	689,600
Series 2007-4, Class A1A
5.774%, 2/10/51	558	625,569
Series 2007-5, Class AM
5.772%, 2/10/51	150	162,057
CGRBS Commercial Mortgage Trust
Series 2013-VN05
3.369%, 3/13/35 (b)	495	479,567
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.406%, 4/15/40	6	5,679
Series 2006-C4, Class A1A
5.783%, 3/15/49	264	284,799
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.771%, 5/15/46	312	345,404
Commercial Mortgage Loan Trust 2008-LS1
Series 2008-LS1, Class A1A
6.003%, 12/10/49	1,025	1,151,992
Commercial Mortgage Pass-Through Certificates
Series 2013-SFS, Class A1
1.873%, 4/12/35 (b)	232	224,794
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class A3
5.792%, 6/15/38	600	649,765

	Principal Amount (000)	U.S. $ Value
Series 2006-C3, Class AJ
5.792%, 6/15/38	190	189,202
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.014%, 2/15/38	230	235,432
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (b)	330	316,964
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38	35	34,708
Series 2013-KING, Class A
2.706%, 12/10/27 (b)	505	505,231
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (b)	276	262,632
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (b)	438	441,403
Series 2005-CB11, Class A4
5.335%, 8/12/37	168	173,183
Series 2007-CB18, Class A1A
5.431%, 6/12/47	588	643,651
Series 2007-CB19, Class AM
5.698%, 2/12/49	175	190,035
Series 2007-LD12, Class AM
6.032%, 2/15/51	280	312,336
Series 2007-LDPX, Class A1A
5.439%, 1/15/49	595	655,479
Series 2010-C2, Class A1
2.749%, 11/15/43 (b)	318	326,405
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
6.00%, 6/15/29	4	4,155
Series 2006-C1, Class A4
5.156%, 2/15/31	620	658,491
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	143	143,338
Series 2006-C2, Class A1A
5.739%, 8/12/43	321	351,679
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49	610	662,515
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (b)	480	476,309
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49	86	83,361
Series 2012-C4, Class A5
2.85%, 12/10/45	168	159,805

	Principal Amount (000)		U.S. $ Value
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.717%, 5/15/43		816	888,641
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		456	448,315

			12,782,496

Non-Agency Floating Rate CMBS - 0.2%
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.855%, 12/05/31 (b)(d)		250	249,020
GS Mortgage Securities Corp. II
Series 2013-KYO, Class A
1.004%, 11/08/29 (b)(d)		505	505,000

			754,020

Total Commercial Mortgage-Backed Securities (cost $13,644,963)			13,536,516

CORPORATES - NON-INVESTMENT GRADES - 1.1%
Financial Institutions - 0.7%
Banking - 0.6%
ABN AMRO Bank NV
4.31%, 3/10/16	EUR	90	125,538
Barclays Bank PLC
7.625%, 11/21/22	U.S.$	480	529,200
Citigroup, Inc.
5.95%, 1/30/23		278	271,745
Credit Agricole SA
7.875%, 1/23/24 (b)		205	216,788
HBOS Capital Funding LP
4.939%, 5/23/16	EUR	298	397,402
6.071%, 6/30/14 (b)	U.S.$	194	194,243
LBG Capital No.1 PLC
8.00%, 6/15/20 (b)		235	252,272
Societe Generale SA
4.196%, 1/26/15	EUR	102	141,841
5.922%, 4/05/17 (b)	U.S.$	100	106,380

			2,235,409

Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (b)		173	193,647
SLM Corp.
7.25%, 1/25/22		38	41,895
Series A
5.375%, 5/15/14		270	271,350

			506,892

			2,742,301

	Principal Amount (000)	U.S. $ Value
Industrial - 0.4%
Communications - Media - 0.1%
Sirius XM Holdings, Inc.
4.625%, 5/15/23 (b)	215	202,638

Communications - Telecommunications - 0.1%
Sprint Corp.
7.875%, 9/15/23 (b)	205	225,500
T-Mobile USA, Inc.
6.625%, 4/01/23	195	206,700
Telecom Italia Capital SA
6.00%, 9/30/34	65	60,612
7.175%, 6/18/19	95	108,894

		601,706

Consumer Cyclical - Automotive - 0.0%
Dana Holding Corp.
6.00%, 9/15/23	76	79,135

Consumer Cyclical - Other - 0.1%
MCE Finance Ltd.
5.00%, 2/15/21 (b)	210	210,000

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22	145	157,325
Denbury Resources, Inc.
4.625%, 7/15/23	210	195,300

		352,625

		1,446,104

Utility - 0.0%
Natural Gas - 0.0%
Regency Energy Partners LP / Regency Energy Finance Corp
4.50%, 11/01/23	60	55,800

Total Corporates - Non-Investment Grades (cost $3,791,298)		4,244,205

AGENCIES - 1.1%
Agency Debentures - 1.1%
Federal National Mortgage Association
6.25%, 5/15/29	740	973,062
6.625%, 11/15/30	2,277	3,128,794

Total Agencies (cost $3,582,383)		4,101,856

INFLATION-LINKED SECURITIES - 1.0%
United States - 1.0%
U.S. Treasury Inflation Index 0.125%, 4/15/16 (TIPS) (cost $3,839,617)	3,762	3,863,296

	Principal Amount (000)	U.S. $ Value
QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (b)	340	351,346

China - 0.1%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (b)	480	482,572

Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (b)	250	252,500

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (b)	251	283,003

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)	460	517,368

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23	350	354,922

South Korea - 0.1%
Korea National Oil Corp.
3.125%, 4/03/17 (b)	485	505,419

United Arab Emirates - 0.1%
IPIC GMTN Ltd.
3.75%, 3/01/17 (b)	465	495,225

Total Quasi-Sovereigns (cost $3,064,351)		3,242,355

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
Non-Agency Floating Rate - 0.5%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.344%, 12/25/36 (d)	429	263,537
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M2
4.554%, 1/25/24 (d)	97	101,628
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.404%, 3/25/35 (d)	228	193,211
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.274%, 7/25/36 (d)	321	244,991
Series 2006-AR27, Class 2A2
0.354%, 10/25/36 (d)	341	290,457

	Principal Amount (000)		U.S. $ Value
Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.404%, 11/25/23 (d)		340	351,167
Series 2014-DN1, Class M3
4.654%, 2/25/24 (d)		340	361,542

			1,806,533

Non-Agency Fixed Rate - 0.2%
AmeriCredit Automobile Receivables Trust
Series 2014-1, Class A3
0.90%, 2/08/19		310	309,962
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.619%, 5/25/35		33	31,450
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1
2.665%, 2/25/47		325	262,263
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		278	243,138
Merrill Lynch Mortgage Investors Trust
Series 2005-A8, Class A1C1
5.25%, 8/25/36		1	1,185

			847,998

Total Collateralized Mortgage Obligations (cost $2,646,269)			2,654,531

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Banking - 0.1%
Morgan Stanley
7.125%		15,000	397,950
State Street Corp.
5.90%		4,750	122,977

			520,927

Insurance - 0.1%
Allstate Corp. (The)
5.10%		9,175	228,458

Total Preferred Stocks (cost $738,966)			749,385

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Qatar - 0.1%
Qatar Government International Bond
4.50%, 1/20/22 (b)	U.S.$	270	293,625

	Principal Amount (000)		U.S. $ Value
Turkey - 0.0%
Turkey Government International Bond
4.875%, 4/16/43		275	234,438

Total Governments-Sovereign Bonds (cost $539,546)			528,063

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Communications - Telecommunications - 0.1%
Comcel Trust
6.875%, 2/06/24 (b)		200	209,250

Consumer Non-Cyclical - 0.0%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (b)		195	195,731

Energy - 0.0%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (b)		100	94,748

Total Emerging Markets-Corporate Bonds (cost $491,058)			499,729

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
California GO 7.625%, 3/01/40 (cost $350,618)		345	481,575

	Shares
WARRANTS - 0.1%
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd., expiring 1/29/18 (a)		72,151	36,076

Financials - 0.1%
Real Estate Management & Development - 0.1%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)		100,260	271,607

Total Warrants (cost $167,023)			307,683

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.0%
Ireland - 0.0%
Bank of Ireland
Series MPLE
2.054%, 9/22/15 (d)
(cost $162,598)	CAD	185	158,978

Company	Shares	U.S. $ Value
RIGHTS - 0.0%
Equity: Other - 0.0%
Diversified/Specialty - 0.0%
New World Development Co., Ltd., expiring 4/17/14 (a) (cost $0)	42,479	8,763

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.9%
Time Deposit - 1.8%
State Street Time Deposit 0.01%, 4/01/14 (cost $7,115,368)	U.S.$ 7,115	7,115,368

Governments - Treasuries - 1.0%
Japan Treasury Discount Bill Series 440 Zero Coupon 5/23/14 (cost $3,903,672)	JPY 400,000	3,875,234

U.S. Treasury Bills - 1.1%
U.S. Treasury Bill Zero Coupon, 4/24/14 (cost $4,035,729)	U.S.$ 4,036	4,035,729

Total Short-Term Investments (cost $15,054,769)		15,026,331

Total Investments Before Security Lending Collateral for Securities Loaned - 104.0% (cost $345,307,272)		400,659,072

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
Investment Companies - 0.5%
AllianceBernstein Exchange Reserves-Class I, 0.07% (g) (cost $1,817,494)	1,817,494	1,817,494

Total Investments - 104.5% (cost $347,124,766) (h)		402,476,566
Other assets less liabilities - (4.5)% (i)		(17,449,094)

Net Assets - 100.0%		$385,027,472

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
TOPIX Index Futures	1	June 2014	$118,391	$116,553	$(1,838)
Sold Contracts
U.S. Long Bond (CBT) Futures	3	June 2014	394,753	399,656	(4,903)

					$(6,741)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	CNY	2,906	USD	476	5/15/14	$6,490
Barclays Bank PLC Wholesale	JPY	220,000	USD	2,151	5/23/14	18,725
Barclays Bank PLC Wholesale	USD	651	JPY	66,935	6/18/14	(2,425)
Barclays Bank PLC Wholesale	USD	435	NOK	2,615	6/18/14	611
BNP Paribas SA	CAD	891	USD	803	4/10/14	(2,441)
BNP Paribas SA	USD	553	GBP	332	5/15/14	142
BNP Paribas SA	USD	403	JPY	41,137	5/15/14	(3,900)
BNP Paribas SA	USD	611	NZD	747	5/15/14	35,002
Citibank, NA	USD	995	EUR	723	5/15/14	628
Credit Suisse International	CHF	1,048	USD	1,184	5/15/14	(1,531)
Credit Suisse International	GBP	661	USD	1,084	5/15/14	(17,497)
Goldman Sachs Bank USA	BRL	1,117	USD	451	5/05/14	(37,355)
Goldman Sachs Bank USA	JPY	180,000	USD	1,747	5/23/14	2,266
HSBC Bank USA	BRL	3,096	USD	1,368	4/02/14	3,618
HSBC Bank USA	USD	1,333	BRL	3,096	4/02/14	31,720
HSBC Bank USA	BRL	3,096	USD	1,322	5/05/14	(30,416)
HSBC Bank USA	HKD	6,426	USD	828	5/15/14	(338)
Morgan Stanley & Co., Inc.	NZD	1,090	USD	907	5/15/14	(35,583)
Morgan Stanley & Co., Inc.	USD	447	NOK	2,715	5/15/14	5,733
Standard Chartered Bank	KRW	272,568	USD	252	5/15/14	(3,694)
Standard Chartered Bank	RUB	8,763	USD	244	5/15/14	(3,071)
Standard Chartered Bank	USD	129	KRW	138,338	5/15/14	877
State Street Bank & Trust Co.	BRL	3,096	USD	1,277	4/02/14	(87,455)
State Street Bank & Trust Co.	CAD	205	USD	186	4/10/14	254
State Street Bank & Trust Co.	USD	49	CAD	54	4/10/14	117
State Street Bank & Trust Co.	EUR	695	USD	964	4/24/14	7,180
State Street Bank & Trust Co.	GBP	177	USD	294	5/08/14	(995)
State Street Bank & Trust Co.	CHF	842	USD	936	5/15/14	(16,450)
State Street Bank & Trust Co.	EUR	745	USD	1,014	5/15/14	(12,567)
State Street Bank & Trust Co.	GBP	1,198	USD	1,963	5/15/14	(33,486)
State Street Bank & Trust Co.	HKD	10,365	USD	1,336	5/15/14	(392)
State Street Bank & Trust Co.	JPY	150,897	USD	1,479	5/15/14	16,619

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	SEK	1,839	USD	282	5/15/14	$(2,226)
State Street Bank & Trust Co.	USD	1,077	AUD	1,213	5/15/14	45,034
State Street Bank & Trust Co.	USD	1,513	CHF	1,355	5/15/14	20,260
State Street Bank & Trust Co.	USD	1,556	EUR	1,142	5/15/14	17,017
State Street Bank & Trust Co.	USD	167	GBP	100	5/15/14	79
State Street Bank & Trust Co.	USD	75	HKD	581	5/15/14	(5)
State Street Bank & Trust Co.	USD	367	JPY	38,260	5/15/14	3,817
State Street Bank & Trust Co.	USD	137	JPY	13,999	5/15/14	(952)
State Street Bank & Trust Co.	USD	533	NOK	3,305	5/15/14	18,470
State Street Bank & Trust Co.	USD	284	NZD	343	5/15/14	13,133
State Street Bank & Trust Co.	USD	2,609	SEK	16,972	5/15/14	11,006
State Street Bank & Trust Co.	USD	112	SEK	724	5/15/14	(686)
State Street Bank & Trust Co.	USD	281	SGD	356	5/15/14	2,150
State Street Bank & Trust Co.	AUD	611	USD	552	6/18/14	(11,260)
State Street Bank & Trust Co.	CAD	162	USD	145	6/18/14	(1,102)
State Street Bank & Trust Co.	EUR	192	USD	267	6/18/14	2,285
State Street Bank & Trust Co.	EUR	153	USD	210	6/18/14	(652)
State Street Bank & Trust Co.	GBP	267	USD	443	6/18/14	(1,660)
State Street Bank & Trust Co.	NOK	2,735	USD	455	6/18/14	(354)
State Street Bank & Trust Co.	SEK	658	USD	102	6/18/14	113
State Street Bank & Trust Co.	USD	417	CAD	462	6/18/14	491
State Street Bank & Trust Co.	USD	211	JPY	21,574	6/18/14	(2,250)
State Street Bank & Trust Co.	USD	497	NOK	2,973	6/18/14	(2,218)
State Street Bank & Trust Co.	USD	193	NZD	224	6/18/14	301
State Street Bank & Trust Co.	USD	285	SEK	1,816	6/18/14	(4,290)
UBS AG	USD	124	KRW	134,230	5/15/14	1,784

						$(51,329)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	3.08%	$2,900	$(235,392)	$(125,087)
CDX-NAIG Series 22, 5 Year Index, 06/20/19*	(1.00)	0.69	4,100	(63,872)	(3,331)

				$(299,264)	$(128,418)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
BNP Paribas SA:
Anadarko Petroleum Corp.
5.95%, 9/15/16, 9/20/17*	1.00%	0.43%	$530	$10,362	$(12,460)	$22,822

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$1,970	1/30/17	1.059%	3 Month LIBOR	$(10,242)
JPMorgan Chase Bank, NA	2,200	2/07/22	2.043%	3 Month LIBOR	72,797

					$62,555

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate market value of these securities amounted to $23,800,303 or 6.2% of net assets.
(c)	Represents entire or partial securities out on loan.
(d)	Floating Rate Security. Stated interest rate was in effect at March 31, 2014.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2014.

(f)	Variable rate coupon, rate shown as of March 31, 2014.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $59,853,733 and gross unrealized depreciation of investments was $(4,501,933), resulting in net unrealized appreciation of $55,351,800.
(i)	An amount of U.S. $12,001 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Financials	$26,638,156	$12,321,067	$	– 0	–	$38,959,223
Consumer Discretionary	26,286,787	11,381,488		– 0	–	37,668,275
Information Technology	26,659,251	3,052,850		– 0	–	29,712,101
Health Care	22,938,921	4,657,343		– 0	–	27,596,264

Investments in Securities:	Level 1		Level 2		Level 3			Total
Industrials	$13,753,441		$11,619,723		$	– 0	–	$25,373,164
Consumer Staples	13,130,074		8,513,780			– 0	–	21,643,854
Energy	12,548,595		2,177,894			– 0	–	14,726,489
Equity: Other	4,658,101		8,653,177			– 0	–	13,311,278
Retail	4,291,251		3,587,847			– 0	–	7,879,098
Residential	3,566,804		2,628,848			– 0	–	6,195,652
Office	3,225,123		2,256,307			– 0	–	5,481,430
Materials	1,845,432		3,209,436			– 0	–	5,054,868
Utilities	3,892,033		1,015,586			– 0	–	4,907,619
Telecommunication Services	2,021,824		2,459,695			– 0	–	4,481,519
Lodging	2,325,028		– 0	–		– 0	–	2,325,028
Mortgage	163,165		– 0	–		– 0	–	163,165
Corporates - Investment Grades	– 0	–	35,093,411			– 0	–	35,093,411
Mortgage Pass-Throughs	– 0	–	27,235,408			– 0	–	27,235,408
Governments - Treasuries	– 0	–	25,874,877			– 0	–	25,874,877
Asset-Backed Securities	– 0	–	15,068,510			2,504,573		17,573,083
Commercial Mortgage-Backed Securities	– 0	–	11,530,894			2,005,622		13,536,516
Corporates - Non-Investment Grades	– 0	–	4,244,205			– 0	–	4,244,205
Agencies	– 0	–	4,101,856			– 0	–	4,101,856
Inflation-Linked Securities	– 0	–	3,863,296			– 0	–	3,863,296
Quasi-Sovereigns	– 0	–	3,242,355			– 0	–	3,242,355
Collateralized Mortgage Obligations	– 0	–	– 0	–		2,654,531		2,654,531
Preferred Stocks	749,385		– 0	–		– 0	–	749,385
Governments - Sovereign Bonds	– 0	–	528,063			– 0	–	528,063
Emerging Markets - Corporate Bonds	– 0	–	499,729			– 0	–	499,729
Local Governments - Municipal Bonds	– 0	–	481,575			– 0	–	481,575
Warrants	36,076		271,607			– 0	–	307,683
Governments - Sovereign Agencies	– 0	–	158,978			– 0	–	158,978
Rights	– 0	–	– 0	–		8,763		8,763
Short-Term Investments	– 0	–	15,026,331			– 0	–	15,026,331
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,817,494		– 0	–		– 0	–	1,817,494

Total Investments in Securities	170,546,941		224,756,136			7,173,489		402,476,566
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	265,922			– 0	–	265,922
Centrally Cleared Credit Default Swaps	– 0	–	448			– 0	–	448
Credit Default Swaps	– 0	–	22,822			– 0	–	22,822
Interest Rate Swaps	– 0	–	72,797			– 0	–	72,797
Liabilities:
Futures	(4,903)		(1,838)			– 0	–	(6,741)
Forward Currency Exchange Contracts	– 0	–	(317,251)			– 0	–	(317,251)
Centrally Cleared Credit Default Swaps	– 0	–	(128,418)			– 0	–	(128,418)
Interest Rate Swaps	– 0	–	(10,242)			– 0	–	(10,242)

Total^	$170,542,038		$224,660,376			$7,173,489		$402,375,903

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock - Residential			Asset-Backed Securities		Commercial Mortgage-Backed Securities
Balance as of 12/31/13	$	– 0	–	$2,233,195		$845,923
Accrued discounts/(premiums)		– 0	–	1,621		(669)
Realized gain (loss)		– 0	–	2,406		(164)
Change in unrealized appreciation/depreciation		– 0	–	10,780		(6,560)
Purchases		– 0	–	508,324		1,168,283
Sales		– 0	–	(251,753)		(1,191)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 3/31/14	$	– 0	–	$2,504,573		$2,005,622

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/14	$	– 0	–	$10,780		$(6,560)

	Collateralized Mortgage Obligation			Rights		Total
Balance as of 12/31/13		$1,527,063		$ – 0	–	4,606,181
Accrued discounts/(premiums)		4,193		– 0	–	5,145
Realized gain (loss)		5,244		– 0	–	7,486
Change in unrealized appreciation/depreciation		73,051		8,763		86,034
Purchases		1,086,684		– 0	–	2,763,291
Sales		(41,704)		– 0	–	(294,648)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 3/31/14		$2,654,531		$8,763		$7,173,489

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/14		$73,051		$8,763		$86,034

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at March 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 3/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	2,263,958	Third Party Vendor	Evaluated Quotes	$ $	69.69 – $100.64/ 96.35
	240,615	Valuation Committee Evaluation	Transaction Price		$90.46/NA
Commercial Mortgage-Backed Securities	2,005,622	Third Party Vendor	Evaluated Quotes	$ $	99.58 – $112.34/ 110.33
Collateralized Mortgage Obligations	2,654,531	Third Party Vendor	Evaluated Quotes	$ $	61.37 – $106.34/ 89.66
Rights	8,763	Market Approach	Underlying Price Less Subscription Cost		$0.21/NA

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Dynamic Asset Allocation Portfolio

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 29.4%
Financials - 6.1%
Capital Markets - 0.6%
3i Group PLC	4,278	$28,410
Aberdeen Asset Management PLC	3,678	23,972
Ameriprise Financial, Inc.	745	82,002
Bank of New York Mellon Corp. (The)	4,215	148,747
BlackRock, Inc.-Class A	477	150,007
Charles Schwab Corp. (The)	4,240	115,879
Credit Suisse Group AG (a)	6,750	218,485
Daiwa Securities Group, Inc.	7,000	60,818
Deutsche Bank AG (REG)	4,552	204,014
E*Trade Financial Corp. (a)	1,020	23,480
Franklin Resources, Inc.	1,470	79,645
Goldman Sachs Group, Inc. (The)	1,538	252,001
Hargreaves Lansdown PLC	1,481	36,027
ICAP PLC	4,211	26,540
Invesco Ltd.	1,580	58,460
Julius Baer Group Ltd. (a)	1,220	54,181
Legg Mason, Inc.	360	17,654
Macquarie Group Ltd.	1,286	69,344
Mediobanca SpA (a)	3,505	40,120
Morgan Stanley	5,070	158,032
Nomura Holdings, Inc.	16,200	103,921
Northern Trust Corp.	810	53,104
Partners Group Holding AG	158	44,380
Schroders PLC	729	31,616
State Street Corp.	1,585	110,237
T Rowe Price Group, Inc.	975	80,291
UBS AG (REG) (a)	16,277	336,826

		2,608,193

Commercial Banks - 2.9%
Aozora Bank Ltd.	6,000	17,083
Australia & New Zealand Banking Group Ltd.	12,253	376,938
Banco Bilbao Vizcaya Argentaria SA	25,822	310,489
Banco de Sabadell SA	15,417	47,663
Banco Espirito Santo SA (a)(b)	10,016	18,757
Banco Popular Espanol SA	7,493	56,658
Banco Santander SA	52,139	497,727
Bank Hapoalim BM	4,812	27,472
Bank Leumi Le-Israel BM (a)	6,125	23,906
Bank of America Corp.	39,195	674,154
Bank of East Asia Ltd.	9,600	37,591
Bank of Ireland (a)	104,450	44,480
Bank of Kyoto Ltd. (The)	2,000	16,484
Bank of Yokohama Ltd. (The)	5,000	24,941
Bankia SA (a)	22,531	47,615
Barclays PLC	68,219	265,473
BB&T Corp.	2,550	102,433
Bendigo and Adelaide Bank Ltd.	3,446	36,404
BNP Paribas SA	4,438	342,166
BOC Hong Kong Holdings Ltd.	10,000	28,490
CaixaBank SA	7,628	49,102
Chiba Bank Ltd. (The)	3,000	18,466
Citigroup, Inc.	11,129	529,740
Comerica, Inc.	650	33,670

Company	Shares	U.S. $ Value
Commerzbank AG (a)	4,351	80,033
Commonwealth Bank of Australia	7,198	518,180
Credit Agricole SA (a)	4,067	64,097
Danske Bank A/S	2,928	81,471
DBS Group Holdings Ltd.	8,000	103,072
DnB ASA	4,364	75,830
Erste Group Bank AG	1,151	39,375
Fifth Third Bancorp	3,240	74,358
Fukuoka Financial Group, Inc.	4,000	16,430
Hang Seng Bank Ltd.	2,100	33,447
HSBC Holdings PLC	84,291	853,481
Huntington Bancshares, Inc./OH	3,015	30,060
Intesa Sanpaolo SpA	52,270	177,362
Joyo Bank Ltd. (The)	3,000	14,953
JPMorgan Chase & Co.	13,815	838,709
KBC Groep NV	1,196	73,657
KeyCorp	3,275	46,636
Lloyds Banking Group PLC (a)	222,634	278,519
M&T Bank Corp.	465	56,405
Mitsubishi UFJ Financial Group, Inc.	56,900	313,336
Mizrahi Tefahot Bank Ltd.	973	13,309
Mizuho Financial Group, Inc.	102,500	203,140
National Australia Bank Ltd.	10,463	344,966
Natixis	9,006	66,142
Nordea Bank AB	12,659	179,576
Oversea-Chinese Banking Corp., Ltd. (c)(d)	12,000	90,723
PNC Financial Services Group, Inc. (The)	1,980	172,260
Raiffeisen Bank International AG	527	17,586
Regions Financial Corp.	5,025	55,828
Resona Holdings, Inc.	8,400	40,593
Royal Bank of Scotland Group PLC (a)	9,565	49,625
Seven Bank Ltd.	5,324	20,893
Shinsei Bank Ltd. (b)	12,000	23,559
Shizuoka Bank Ltd. (The)	4,000	38,981
Skandinaviska Enskilda Banken AB-Class A (b)	4,967	68,233
Societe Generale SA	3,136	193,038
Standard Chartered PLC	10,809	226,023
Sumitomo Mitsui Financial Group, Inc.	5,700	244,324
Sumitomo Mitsui Trust Holdings, Inc.	15,000	67,868
SunTrust Banks, Inc.	1,940	77,193
Suruga Bank Ltd.	1,000	17,616
Svenska Handelsbanken AB-Class A (b)	2,228	111,960
Swedbank AB-Class A	4,044	108,564
UniCredit SpA	15,077	137,819
Unione di Banche Italiane SCpA	5,202	49,080
United Overseas Bank Ltd.	6,000	103,497
US Bancorp/MN	6,665	285,662
Wells Fargo & Co.	17,625	876,667
Westpac Banking Corp.	13,859	445,604
Zions Bancorporation	630	19,517

		11,747,159

Consumer Finance - 0.2%
Acom Co., Ltd. (a)(b)	6,200	19,810
AEON Financial Service Co., Ltd. (b)	800	18,050
American Express Co.	3,410	307,002
Capital One Financial Corp.	2,113	163,039
Credit Saison Co., Ltd.	700	13,921

Company	Shares	U.S. $ Value
Discover Financial Services	1,760	102,414
SLM Corp.	1,600	39,168

		663,404

Diversified Financial Services - 0.5%
ASX Ltd.	1,453	48,688
Berkshire Hathaway, Inc.-Class B (a)	6,630	828,551
CME Group, Inc./IL-Class A	1,150	85,112
Deutsche Boerse AG	862	68,627
Eurazeo SA	402	36,105
Exor SpA	1,279	57,400
Groupe Bruxelles Lambert SA	360	35,964
Hong Kong Exchanges and Clearing Ltd.	4,900	74,416
ING Groep NV (a)	17,105	243,262
IntercontinentalExchange Group, Inc.	416	82,297
Investment AB Kinnevik-Class B	2,015	74,436
Investor AB-Class B	1,705	61,760
Japan Exchange Group, Inc.	900	21,999
Leucadia National Corp.	1,105	30,940
London Stock Exchange Group PLC	969	31,852
McGraw Hill Financial, Inc.	1,010	77,063
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,500	17,182
Moody’s Corp.	695	55,127
NASDAQ OMX Group, Inc. (The)	410	15,145
ORIX Corp.	5,580	78,644
Pargesa Holding SA	18	1,559
Pohjola Bank PLC-Class A	654	14,560
Resolution Ltd.	6,320	31,487
Singapore Exchange Ltd.	3,000	16,579
Wendel SA	398	61,872

		2,150,627

Insurance - 1.1%
ACE Ltd.	1,235	122,339
Admiral Group PLC	819	19,501
Aegon NV	6,317	58,187
Aflac, Inc.	1,705	107,483
Ageas	943	42,048
AIA Group Ltd.	53,781	255,790
Allianz SE	2,036	344,122
Allstate Corp. (The)	1,650	93,357
American International Group, Inc.	5,402	270,154
AMP Ltd.	13,149	60,861
Aon PLC	1,115	93,972
Assicurazioni Generali SpA	5,214	116,218
Assurant, Inc.	260	16,890
Aviva PLC	13,159	104,991
Chubb Corp. (The)	910	81,263
Cincinnati Financial Corp.	510	24,817
CNP Assurances	1,570	33,253
Dai-ichi Life Insurance Co., Ltd. (The)	3,800	55,279
Direct Line Insurance Group PLC	6,949	27,514
Genworth Financial, Inc.-Class A (a)	1,785	31,648
Gjensidige Forsikring ASA	1,479	30,030
Hannover Rueck SE	377	33,723
Hartford Financial Services Group, Inc. (The)	1,625	57,314
Insurance Australia Group Ltd.	10,333	53,443
Legal & General Group PLC	26,411	90,170
Lincoln National Corp.	940	47,630

Company	Shares	U.S. $ Value
Loews Corp.	1,090	48,014
Mapfre SA	3,353	14,148
Marsh & McLennan Cos., Inc.	1,990	98,107
MetLife, Inc.	4,120	217,536
MS&AD Insurance Group Holdings	2,300	52,650
Muenchener Rueckversicherungs AG	801	175,032
NKSJ Holdings, Inc.	1,000	25,674
Old Mutual PLC	21,822	73,258
Principal Financial Group, Inc.	990	45,530
Progressive Corp. (The)	1,995	48,319
Prudential Financial, Inc.	1,715	145,175
Prudential PLC	11,428	241,982
QBE Insurance Group Ltd.	5,358	63,674
RSA Insurance Group PLC	16,295	24,327
Sampo-Class A	2,010	104,338
SCOR SE	935	32,749
Sony Financial Holdings, Inc.	875	14,308
Standard Life PLC	10,591	66,726
Suncorp Group Ltd.	5,745	68,753
Swiss Life Holding AG (a)	249	61,233
Swiss Re AG (a)	1,573	145,997
T&D Holdings, Inc.	2,600	30,944
Tokio Marine Holdings, Inc.	3,100	92,970
Torchmark Corp.	335	26,365
Travelers Cos., Inc. (The)	1,330	113,183
Tryg A/S	183	18,102
UnipolSai SpA (a)	4,035	15,470
Unum Group	920	32,485
Vienna Insurance Group AG Wiener Versicherung Gruppe	190	9,389
XL Group PLC	1,010	31,562
Zurich Insurance Group AG (a)	662	203,310

		4,613,307

Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	1,465	119,939
Apartment Investment & Management Co.-Class A	525	15,865
AvalonBay Communities, Inc.	445	58,437
Boston Properties, Inc.	550	62,991
British Land Co. PLC	4,209	45,926
CapitaMall Trust	14,000	21,065
CFS Retail Property Trust Group	11,279	19,790
Crown Castle International Corp.	1,220	90,012
Dexus Property Group	23,282	22,959
Equity Residential	1,240	71,908
Fonciere Des Regions	329	30,468
Gecina SA	253	33,626
General Growth Properties, Inc.	1,944	42,768
Goodman Group	5,915	26,015
GPT Group	6,698	22,765
Hammerson PLC	3,205	29,629
HCP, Inc.	1,630	63,228
Health Care REIT, Inc.	1,075	64,070
Host Hotels & Resorts, Inc.	2,750	55,660
ICADE	449	44,391
Intu Properties PLC	3,529	16,605
Japan Real Estate Investment Corp.	4	20,129
Japan Retail Fund Investment Corp.	8	15,766

Company	Shares	U.S. $ Value
Kimco Realty Corp.	1,480	32,382
Klepierre	695	31,091
Land Securities Group PLC	3,497	59,599
Link REIT (The)	6,000	29,664
Macerich Co. (The)	510	31,788
Mirvac Group	12,834	20,281
Nippon Building Fund, Inc.	6	31,397
Nippon Prologis REIT, Inc.	5	10,093
Plum Creek Timber Co., Inc.	630	26,485
ProLogis, Inc.	1,820	74,311
Public Storage	530	89,300
Segro PLC	3,337	18,488
Simon Property Group, Inc.	1,166	191,224
Stockland	6,911	24,074
Unibail-Rodamco SE	613	159,091
United Urban Investment Corp.	12	17,658
Ventas, Inc.	1,091	66,082
Vornado Realty Trust	635	62,586
Westfield Group	9,308	88,661
Westfield Retail Trust	23,944	66,292
Weyerhaeuser Co.	2,140	62,809

		2,187,368

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd.	700	17,934
CapitaLand Ltd.	11,000	25,335
CapitaMalls Asia Ltd.	21,164	30,173
CBRE Group, Inc.-Class A (a)	1,015	27,841
Cheung Kong Holdings Ltd.	6,000	99,689
City Developments Ltd.	3,000	24,143
Daito Trust Construction Co., Ltd.	300	27,788
Daiwa House Industry Co., Ltd.	3,000	50,935
Deutsche Wohnen AG	1,334	28,612
Global Logistic Properties Ltd.	14,661	30,941
Hang Lung Properties Ltd.	14,000	40,300
Henderson Land Development Co., Ltd.	4,400	25,777
Hulic Co., Ltd.	2,197	30,158
IMMOFINANZ AG (a)	4,285	20,085
Kerry Properties Ltd.	8,500	28,456
Lend Lease Group	3,450	37,995
Mitsubishi Estate Co., Ltd.	6,000	142,474
Mitsui Fudosan Co., Ltd.	4,000	122,033
New World Development Co., Ltd.	22,000	22,193
Nomura Real Estate Holdings, Inc.	800	15,318
NTT Urban Development Corp.	1,600	15,060
Sino Land Co., Ltd.	16,000	23,666
Sumitomo Realty & Development Co., Ltd.	2,000	78,277
Sun Hung Kai Properties Ltd.	7,000	85,956
Swire Pacific Ltd.-Class A	2,000	23,334
Swire Properties Ltd.	25,389	72,800
Tokyo Tatemono Co., Ltd.	3,000	25,705
Tokyu Fudosan Holdings Corp.	2,000	14,914
Wharf Holdings Ltd.	4,000	25,655
Wheelock & Co., Ltd.	6,000	23,515

		1,237,062

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	1,730	17,006
People’s United Financial, Inc.	1,165	17,323

		34,329

		25,241,449

Company	Shares	U.S. $ Value
Health Care - 3.5%
Biotechnology - 0.4%
Actelion Ltd. (REG) (a)	608	57,619
Alexion Pharmaceuticals, Inc. (a)	730	111,055
Amgen, Inc.	2,803	345,722
Biogen Idec, Inc. (a)	865	264,577
Celgene Corp. (a)	1,540	214,984
CSL Ltd.	2,196	141,843
Gilead Sciences, Inc. (a)	5,630	398,942
Grifols SA	757	41,486
Regeneron Pharmaceuticals, Inc. (a)	290	87,081
Vertex Pharmaceuticals, Inc. (a)	857	60,607

		1,723,916

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	5,665	218,159
Baxter International, Inc.	1,980	145,688
Becton Dickinson and Co.	730	85,468
Boston Scientific Corp. (a)	4,860	65,707
CareFusion Corp. (a)	740	29,763
Coloplast A/S-Class B	496	40,102
Covidien PLC	1,675	123,381
CR Bard, Inc.	315	46,614
DENTSPLY International, Inc.	480	22,099
Edwards Lifesciences Corp. (a)	395	29,297
Essilor International SA	954	96,276
Getinge AB-Class B	2,013	56,834
Intuitive Surgical, Inc. (a)	155	67,889
Medtronic, Inc.	3,660	225,236
Olympus Corp. (a)	900	28,738
Smith & Nephew PLC	4,018	61,025
Sonova Holding AG (a)	351	51,350
St Jude Medical, Inc.	1,065	69,640
Stryker Corp.	1,075	87,580
Sysmex Corp.	400	12,753
Terumo Corp.	1,400	30,494
Varian Medical Systems, Inc. (a)	395	33,176
William Demant Holding A/S (a)(b)	158	13,503
Zimmer Holdings, Inc.	635	60,058

		1,700,830

Health Care Providers & Services - 0.4%
Aetna, Inc.	1,367	102,484
AmerisourceBergen Corp.-Class A	835	54,768
Cardinal Health, Inc.	1,245	87,125
Celesio AG	370	12,647
CIGNA Corp.	1,015	84,986
DaVita HealthCare Partners, Inc. (a)	650	44,752
Express Scripts Holding Co. (a)	2,939	220,690
Fresenius Medical Care AG & Co. KGaA	961	67,238

Company	Shares	U.S. $ Value
Fresenius SE & Co. KGaA	558	87,588
Humana, Inc.	565	63,687
Laboratory Corp. of America Holdings (a)	325	31,918
McKesson Corp.	865	152,733
Medipal Holdings Corp.	1,500	22,969
Patterson Cos., Inc.	260	10,858
Quest Diagnostics, Inc.	500	28,960
Ramsay Health Care Ltd.	1,156	51,655
Ryman Healthcare Ltd.	1,663	12,644
Sonic Healthcare Ltd.	1,715	27,476
Suzuken Co., Ltd./Aichi Japan	600	23,210
Tenet Healthcare Corp. (a)	343	14,684
UnitedHealth Group, Inc.	3,685	302,133
WellPoint, Inc.	1,100	109,505

		1,614,710

Health Care Technology - 0.0%
Cerner Corp. (a)	1,080	60,750
M3, Inc.	1,200	19,680

		80,430

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	1,195	66,824
PerkinElmer, Inc.	405	18,249
QIAGEN NV (a)	2,306	48,438
Thermo Fisher Scientific, Inc.	1,485	178,557
Waters Corp. (a)	295	31,981

		344,049

Pharmaceuticals - 2.2%
AbbVie, Inc.	5,845	300,433
Actavis PLC (a)	638	131,332
Allergan, Inc./United States	1,100	136,510
Astellas Pharma, Inc.	9,500	112,789
AstraZeneca PLC	5,591	362,448
Bayer AG	3,693	500,119
Bristol-Myers Squibb Co.	6,065	315,077
Chugai Pharmaceutical Co., Ltd.	1,000	25,542
Daiichi Sankyo Co., Ltd.	3,000	50,551
Dainippon Sumitomo Pharma Co., Ltd.	1,400	22,224
Eisai Co., Ltd. (b)	1,100	42,759
Eli Lilly & Co.	3,615	212,779
Forest Laboratories, Inc. (a)	865	79,814
GlaxoSmithKline PLC	21,996	586,531
Hisamitsu Pharmaceutical Co., Inc.	300	13,538
Hospira, Inc. (a)	580	25,085
Johnson & Johnson	10,355	1,017,172
Kyowa Hakko Kirin Co., Ltd.	1,000	10,655
Merck & Co., Inc.	10,755	610,561
Merck KGaA	204	34,355
Mitsubishi Tanabe Pharma Corp.	1,000	13,993
Mylan, Inc./PA (a)	1,405	68,606
Novartis AG	10,271	872,089
Novo Nordisk A/S-Class B	8,890	404,781
Ono Pharmaceutical Co., Ltd.	400	34,773
Orion Oyj-Class B (b)	465	14,038

Company	Shares	U.S. $ Value
Otsuka Holdings Co., Ltd.	1,619	48,433
Perrigo Co. PLC	522	80,733
Pfizer, Inc.	23,786	764,006
Roche Holding AG	3,137	943,496
Sanofi	5,321	556,040
Santen Pharmaceutical Co., Ltd.	500	22,124
Shionogi & Co., Ltd.	1,000	18,487
Shire PLC	2,646	130,991
Taisho Pharmaceutical Holdings Co., Ltd.	172	13,853
Takeda Pharmaceutical Co., Ltd.	3,500	165,663
Teva Pharmaceutical Industries Ltd.	3,794	199,946
UCB SA	579	46,451
Zoetis, Inc.	1,796	51,976

		9,040,753

		14,504,688

Consumer Discretionary - 3.5%
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	900	32,487
BorgWarner, Inc.	830	51,020
Bridgestone Corp.	2,900	102,778
Cie Generale des Etablissements Michelin-Class B	815	101,887
Continental AG	499	119,669
Delphi Automotive PLC	1,041	70,642
Denso Corp.	2,200	105,504
GKN PLC	7,308	47,617
Goodyear Tire & Rubber Co. (The)	860	22,472
Johnson Controls, Inc.	2,480	117,354
NGK Spark Plug Co., Ltd.	1,000	22,472
NOK Corp.	700	11,391
Nokian Renkaat Oyj	503	20,351
Stanley Electric Co., Ltd.	500	11,096
Sumitomo Rubber Industries Ltd.	1,200	15,264
Toyota Industries Corp.	700	33,643
Valeo SA	339	47,742
Yokohama Rubber Co., Ltd. (The)	2,000	18,810

		952,199

Automobiles - 0.7%
Bayerische Motoren Werke AG	1,478	186,769
Daihatsu Motor Co., Ltd.	1,000	17,657
Daimler AG	4,296	406,396
Fiat SpA (a)	5,440	63,421
Ford Motor Co.	14,470	225,732
Fuji Heavy Industries Ltd.	3,000	81,240
General Motors Co.	4,766	164,046
Harley-Davidson, Inc.	800	53,288
Honda Motor Co., Ltd.	7,300	256,862
Isuzu Motors Ltd.	5,000	28,709
Mazda Motor Corp.	11,000	48,869
Mitsubishi Motors Corp.	2,400	25,065
Nissan Motor Co., Ltd.	11,100	98,938
Porsche Automobil Holding SE (Preference Shares)	684	70,320
Renault SA	857	83,244
Suzuki Motor Corp.	1,600	41,716
Toyota Motor Corp.	12,300	693,644
Volkswagen AG	140	35,518

Company	Shares	U.S. $ Value
Volkswagen AG (Preference Shares)	646	167,505
Yamaha Motor Co., Ltd.	1,200	19,145

		2,768,084

Distributors - 0.0%
Genuine Parts Co.	560	48,636
Jardine Cycle & Carriage Ltd.	1,000	36,093

		84,729

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	300	11,475
Graham Holdings Co.-Class B	61	42,929
Gree, Inc. (b)	682	7,539
H&R Block, Inc.	970	29,284

		91,227

Hotels, Restaurants & Leisure - 0.4%
Accor SA	750	38,383
Carnival Corp.	1,585	60,008
Carnival PLC	818	31,251
Chipotle Mexican Grill, Inc.-Class A (a)	144	81,799
Compass Group PLC	8,127	124,089
Crown Resorts Ltd.	2,537	39,238
Darden Restaurants, Inc.	470	23,857
Flight Centre Travel Group Ltd. (b)	471	22,979
Galaxy Entertainment Group Ltd. (a)	8,911	77,834
Genting Singapore PLC	22,000	23,397
InterContinental Hotels Group PLC	1,228	39,529
International Game Technology	880	12,373
Marriott International, Inc./DE-Class A	795	44,536
McDonald’s Corp.	3,680	360,750
McDonald’s Holdings Co. Japan Ltd. (b)	500	13,442
Oriental Land Co., Ltd./Japan	200	30,404
Sands China Ltd.	10,875	81,421
SJM Holdings Ltd.	13,014	36,664
Sodexo	292	30,605
Starbucks Corp.	2,760	202,529
Starwood Hotels & Resorts Worldwide, Inc.	695	55,322
Tatts Group Ltd.	6,512	17,535
TUI Travel PLC	2,386	17,435
Whitbread PLC	801	55,599
William Hill PLC	3,391	19,293
Wyndham Worldwide Corp.	450	32,954
Wynn Macau Ltd.	10,107	41,871
Wynn Resorts Ltd.	310	68,867
Yum! Brands, Inc.	1,645	124,017

		1,807,981

Household Durables - 0.2%
Casio Computer Co., Ltd.	800	9,459
DR Horton, Inc.	1,005	21,758
Electrolux AB-Class B (b)	2,430	53,206
Garmin Ltd. (b)	420	23,209
Harman International Industries, Inc.	240	25,536
Iida Group Holdings Co., Ltd.	867	12,005
Leggett & Platt, Inc.	475	15,504
Lennar Corp.-Class A	600	23,772

Company	Shares	U.S. $ Value
Mohawk Industries, Inc. (a)	250	33,995
Newell Rubbermaid, Inc.	1,025	30,648
Nikon Corp. (b)	1,500	24,165
Panasonic Corp.	9,900	112,594
Persimmon PLC (a)	1,354	30,413
PulteGroup, Inc.	1,235	23,700
Rinnai Corp.	200	17,592
Sekisui Chemical Co., Ltd.	2,000	20,773
Sekisui House Ltd.	2,000	24,736
Sharp Corp./Japan (a)	9,000	27,409
Sony Corp. (b)	4,500	85,713
Whirlpool Corp.	300	44,838

		661,025

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	1,380	464,398
ASOS PLC (a)	244	21,091
Expedia, Inc.	382	27,695
NetFlix, Inc. (a)	226	79,559
priceline.com, Inc. (a)	197	234,802
Rakuten, Inc.	3,245	43,346
TripAdvisor, Inc. (a)	412	37,323

		908,214

Leisure Equipment & Products - 0.0%
Hasbro, Inc.	400	22,248
Mattel, Inc.	1,235	49,536
Namco Bandai Holdings, Inc.	900	21,348
Sankyo Co., Ltd.	300	12,626
Sega Sammy Holdings, Inc.	700	15,714
Shimano, Inc.	400	40,234

		161,706

Media - 0.8%
Axel Springer SE	401	25,661
British Sky Broadcasting Group PLC	4,358	66,333
Cablevision Systems Corp.-Class A	780	13,159
CBS Corp.-Class B	2,040	126,072
Comcast Corp.-Class A	9,570	478,691
Dentsu, Inc.	1,000	37,868
DIRECTV (a)	1,815	138,702
Discovery Communications, Inc.-Class A (a)	845	69,881
Eutelsat Communications SA	1,052	35,700
Gannett Co., Inc.	800	22,080
Interpublic Group of Cos., Inc. (The)	1,495	25,624
ITV PLC	16,647	53,187
JCDecaux SA	1,374	60,134
Kabel Deutschland Holding AG	201	27,610
Lagardere SCA	177	7,025
News Corp.-Class A (a)	1,808	31,134
Omnicom Group, Inc.	960	69,696
Pearson PLC	3,650	64,801
ProSiebenSat.1 Media AG	637	29,219
Publicis Groupe SA	807	72,857
Reed Elsevier NV	2,970	64,261
Reed Elsevier PLC	5,173	79,051

Company	Shares	U.S. $ Value
RTL Group SA	312	35,751
Scripps Networks Interactive, Inc.-Class A	420	31,882
SES SA	971	36,228
Singapore Press Holdings Ltd. (b)	6,000	20,051
Telenet Group Holding NV	194	11,959
Time Warner Cable, Inc.-Class A	1,065	146,097
Time Warner, Inc.	3,295	215,262
Toho Co., Ltd./Tokyo	1,000	20,043
Twenty-First Century Fox, Inc.-Class A	7,185	229,704
Viacom, Inc.-Class B	1,510	128,335
Walt Disney Co. (The)	6,014	481,541
WPP PLC	5,882	121,535

		3,077,134

Multiline Retail - 0.1%
Dollar General Corp. (a)	1,070	59,363
Dollar Tree, Inc. (a)	750	39,135
Don Quijote Holdings Co., Ltd.	500	25,814
Family Dollar Stores, Inc.	355	20,593
Isetan Mitsukoshi Holdings Ltd.	1,300	16,037
J Front Retailing Co., Ltd.	3,000	20,646
Kohl’s Corp.	730	41,464
Macy’s, Inc.	1,355	80,338
Marks & Spencer Group PLC	7,213	54,299
Next PLC	713	78,466
Nordstrom, Inc.	520	32,474
Target Corp.	2,325	140,686

		609,315

Specialty Retail - 0.5%
AutoNation, Inc. (a)	235	12,509
AutoZone, Inc. (a)	125	67,138
Bed Bath & Beyond, Inc. (a)	795	54,696
Best Buy Co., Inc.	1,000	26,410
CarMax, Inc. (a)	820	38,376
Fast Retailing Co., Ltd.	200	72,338
GameStop Corp.-Class A	415	17,057
Gap, Inc. (The)	955	38,257
Hennes & Mauritz AB-Class B	4,231	180,453
Home Depot, Inc. (The)	5,180	409,893
Inditex SA	974	146,128
Kingfisher PLC	10,966	77,100
L Brands, Inc.	885	50,242
Lowe’s Cos., Inc.	3,840	187,776
Nitori Holdings Co., Ltd.	400	17,358
O’Reilly Automotive, Inc. (a)	390	57,872
PetSmart, Inc.	380	26,178
Ross Stores, Inc.	800	57,240
Sanrio Co., Ltd. (b)	500	16,877
Shimamura Co., Ltd.	200	17,307
Staples, Inc.	2,415	27,386
Tiffany & Co.	405	34,891
TJX Cos., Inc. (The)	2,620	158,903
Tractor Supply Co.	515	36,374
Urban Outfitters, Inc. (a)	385	14,041
USS Co., Ltd.	1,310	18,403
Yamada Denki Co., Ltd. (b)	2,700	8,999

		1,870,202

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.4%
Adidas AG	932	100,776
Asics Corp.	1,000	19,659
Burberry Group PLC	1,975	45,917
Christian Dior SA	166	31,883
Cie Financiere Richemont SA	2,331	222,699
Coach, Inc.	1,030	51,150
Fossil Group, Inc. (a)	169	19,707
Hugo Boss AG	198	26,364
Kering	338	68,916
Li & Fung Ltd.	48,000	71,130
Luxottica Group SpA	759	43,856
LVMH Moet Hennessy Louis Vuitton SA	1,134	205,495
Michael Kors Holdings Ltd. (a)	659	61,465
NIKE, Inc.-Class B	2,760	203,854
PVH Corp.	295	36,807
Ralph Lauren Corp.	240	38,623
Swatch Group AG (The)	137	85,945
Swatch Group AG (The) (REG)	522	60,533
VF Corp.	1,310	81,063

		1,475,842

		14,467,658

Industrials - 3.5%
Aerospace & Defense - 0.6%
Airbus Group NV	2,598	186,071
BAE Systems PLC	14,460	100,454
Boeing Co. (The)	2,560	321,254
Cobham PLC	7,675	38,316
General Dynamics Corp.	1,260	137,239
Honeywell International, Inc.	2,905	269,468
L-3 Communications Holdings, Inc.	325	38,399
Lockheed Martin Corp.	1,000	163,240
Meggitt PLC	2,537	20,347
Northrop Grumman Corp.	840	103,639
Precision Castparts Corp.	540	136,490
Raytheon Co.	1,200	118,548
Rockwell Collins, Inc.	500	39,835
Rolls-Royce Holdings PLC (a)	8,396	150,300
Safran SA	1,117	77,385
Singapore Technologies Engineering Ltd.	19,000	57,806
Textron, Inc.	1,005	39,487
Thales SA	694	46,019
United Technologies Corp.	3,125	365,125
Zodiac Aerospace	1,135	40,101

		2,449,523

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	565	29,600
Deutsche Post AG	4,049	150,531
Expeditors International of Washington, Inc.	720	28,534
FedEx Corp.	1,115	147,804
Kuehne & Nagel International AG	432	60,456
Royal Mail PLC (a)	2,926	27,504

Company	Shares	U.S. $ Value
United Parcel Service, Inc.-Class B	2,655	258,544
Yamato Holdings Co., Ltd.	1,600	34,434

		737,407

Airlines - 0.1%
ANA Holdings, Inc. (b)	16,000	34,551
Cathay Pacific Airways Ltd.	20,000	37,304
Delta Air Lines, Inc.	3,102	107,484
Deutsche Lufthansa AG (REG) (a)	1,092	28,632
easyJet PLC	713	20,405
International Consolidated Airlines Group SA (a)	4,346	30,327
Japan Airlines Co., Ltd.	472	23,229
Singapore Airlines Ltd.	3,000	24,964
Southwest Airlines Co.	2,555	60,324

		367,220

Building Products - 0.1%
Allegion PLC	335	17,477
Asahi Glass Co., Ltd.	4,000	23,144
Assa Abloy AB-Class B	1,164	62,002
Cie de St-Gobain	1,779	107,406
Daikin Industries Ltd.	1,000	56,079
Geberit AG	168	55,050
LIXIL Group Corp.	1,200	33,113
Masco Corp.	1,305	28,984
TOTO Ltd. (b)	2,000	27,724

		410,979

Commercial Services & Supplies - 0.1%
ADT Corp. (The)	647	19,378
Aggreko PLC	1,199	30,037
Babcock International Group PLC	1,614	36,245
Brambles Ltd.	6,954	59,832
Cintas Corp.	385	22,950
Dai Nippon Printing Co., Ltd.	2,000	19,126
Edenred	818	25,660
G4S PLC	6,839	27,594
Iron Mountain, Inc.	614	16,928
Pitney Bowes, Inc.	705	18,323
Republic Services, Inc.-Class A	950	32,452
Secom Co., Ltd.	900	51,737
Societe BIC SA	221	29,030
Stericycle, Inc. (a)	310	35,222
Toppan Printing Co., Ltd. (b)	2,000	14,300
Tyco International Ltd.	1,695	71,868
Waste Management, Inc.	1,595	67,102

		577,784

Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	667	26,225
Bouygues SA (b)	1,650	68,755
Chiyoda Corp.	1,000	12,903
Ferrovial SA	1,957	42,423
Fluor Corp.	615	47,804
Jacobs Engineering Group, Inc. (a)	465	29,527
JGC Corp.	1,000	34,739
Kajima Corp.	7,000	24,493

Company	Shares	U.S. $ Value
Leighton Holdings Ltd.	1,344	26,346
Obayashi Corp.	3,000	16,911
OCI (a)	320	14,519
Quanta Services, Inc. (a)	765	28,229
Shimizu Corp.	4,000	20,716
Taisei Corp.	5,000	22,314
Vinci SA	2,135	158,480

		574,384

Electrical Equipment - 0.3%
ABB Ltd. (REG) (a)	9,800	253,143
Alstom SA	1,012	27,618
AMETEK, Inc.	899	46,290
Eaton Corp. PLC	1,744	131,009
Emerson Electric Co.	2,600	173,680
First Solar, Inc. (a)	270	18,843
Fuji Electric Co., Ltd.	4,000	17,883
Legrand SA	827	51,373
Mitsubishi Electric Corp.	9,000	101,311
Nidec Corp.	1,000	61,317
Osram Licht AG (a)	292	18,934
Prysmian SpA	1,074	26,727
Rockwell Automation, Inc.	530	66,012
Roper Industries, Inc.	375	50,066
Schneider Electric SA (London)	82	7,288
Schneider Electric SA (Paris)	2,356	208,804
Sumitomo Electric Industries Ltd.	3,400	50,758

		1,311,056

Industrial Conglomerates - 0.6%
3M Co.	2,355	319,479
Danaher Corp.	2,190	164,250
General Electric Co.	37,170	962,331
Hutchison Whampoa Ltd.	10,000	132,847
Keppel Corp., Ltd.	4,000	34,703
Koninklijke Philips NV	3,341	117,533
Siemens AG	3,541	477,549
Smiths Group PLC	2,461	52,291
Toshiba Corp.	18,000	76,294

		2,337,277

Machinery - 0.7%
Alfa Laval AB	3,611	97,816
Amada Co., Ltd.	3,000	21,107
Andritz AG (b)	375	23,187
Atlas Copco AB-Class A	1,805	52,108
Atlas Copco AB-Class B	1,715	46,976
Caterpillar, Inc.	2,335	232,029
CNH Industrial NV (a)	2,876	33,100
Cummins, Inc.	650	96,844
Deere & Co.	1,385	125,758
Dover Corp.	635	51,911
FANUC Corp.	900	159,113
Flowserve Corp.	510	39,953
GEA Group AG	896	40,936
Hino Motors Ltd.	2,000	29,620
Hitachi Construction Machinery Co., Ltd. (b)	700	13,451

Company	Shares	U.S. $ Value
IHI Corp.	6,000	25,245
Illinois Tool Works, Inc.	1,525	124,028
IMI PLC	1,025	24,942
Ingersoll-Rand PLC	955	54,664
Joy Global, Inc.	385	22,330
JTEKT Corp.	1,400	20,783
Kawasaki Heavy Industries Ltd.	5,000	18,421
Komatsu Ltd.	4,200	88,051
Kone Oyj-Class B	1,392	58,448
Kubota Corp.	5,000	66,453
Makita Corp.	400	22,021
MAN SE	407	51,880
Melrose Industries PLC	4,948	24,521
Metso Oyj (b)	571	18,697
Mitsubishi Heavy Industries Ltd.	14,000	81,009
NGK Insulators Ltd.	1,000	20,862
NSK Ltd.	2,000	20,515
PACCAR, Inc.	1,310	88,346
Pall Corp.	395	35,341
Parker Hannifin Corp.	545	65,242
Pentair Ltd.	710	56,331
Sandvik AB	2,698	38,161
Scania AB-Class B	5,123	150,774
Schindler Holding AG (REG)	271	39,804
SembCorp Marine Ltd. (b)	7,000	22,569
SKF AB-Class B (b)	1,658	42,453
SMC Corp./Japan	200	52,747
Snap-On, Inc.	220	24,966
Stanley Black & Decker, Inc.	565	45,901
Sumitomo Heavy Industries Ltd. (b)	6,000	24,403
Vallourec SA	641	34,774
Volvo AB-Class B	6,759	107,443
Wartsila Oyj Abp	793	43,105
Weir Group PLC (The)	950	40,181
Xylem, Inc./NY	635	23,127
Zardoya Otis SA (b)	1,239	21,117

		2,763,564

Marine - 0.0%
AP Moeller-Maersk A/S-Class A	3	34,525
AP Moeller-Maersk A/S-Class B	6	71,812
Mitsui OSK Lines Ltd.	4,000	15,559
Nippon Yusen KK	5,000	14,522

		136,418

Professional Services - 0.1%
Adecco SA (a)	590	49,103
Bureau Veritas SA	1,236	37,910
Capita PLC	2,937	53,703
Dun & Bradstreet Corp. (The)	165	16,393
Equifax, Inc.	455	30,954
Experian PLC	4,508	81,350
Intertek Group PLC	720	36,966
Nielsen Holdings NV	916	40,881
Randstad Holding NV	1,613	94,407
Robert Half International, Inc.	485	20,346
SGS SA	24	59,190

		521,203

Company	Shares	U.S. $ Value
Road & Rail - 0.3%
Asciano Ltd.	8,374	40,513
Aurizon Holdings Ltd.	6,403	30,585
Central Japan Railway Co.	644	75,226
CSX Corp.	3,710	107,479
DSV A/S	511	16,477
East Japan Railway Co.	1,500	110,486
Hankyu Hanshin Holdings, Inc.	5,000	27,201
Kansas City Southern	420	42,865
Keikyu Corp.	2,000	16,865
Keio Corp.	3,000	20,887
Keisei Electric Railway Co., Ltd.	2,000	17,336
Kintetsu Corp. (b)	8,000	28,447
MTR Corp., Ltd.	7,000	25,938
Nippon Express Co., Ltd.	3,000	14,672
Norfolk Southern Corp.	1,140	110,774
Odakyu Electric Railway Co., Ltd.	2,000	17,215
Ryder System, Inc.	215	17,183
Tobu Railway Co., Ltd.	3,000	14,485
Tokyu Corp.	5,000	30,555
Union Pacific Corp.	1,725	323,714
West Japan Railway Co.	751	30,653

		1,119,556

Trading Companies & Distributors - 0.2%
Brenntag AG	189	35,100
Bunzl PLC	1,482	39,514
Fastenal Co.	980	48,333
ITOCHU Corp.	7,000	81,903
Marubeni Corp.	7,000	46,992
Mitsubishi Corp.	6,300	116,864
Mitsui & Co., Ltd.	7,800	110,242
Sumitomo Corp. (b)	5,000	63,578
Toyota Tsusho Corp.	700	17,755
Travis Perkins PLC	1,092	34,385
Wolseley PLC	1,423	81,078
WW Grainger, Inc.	230	58,112

		733,856

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	1,637	37,414
Aeroports de Paris	305	38,014
Atlantia SpA	2,911	74,797
Auckland International Airport Ltd. (a)	4,070	13,465
Hutchison Port Holdings Trust-Class U	43,553	28,317
Mitsubishi Logistics Corp.	1,000	13,894
Sydney Airport	15,829	61,590
Transurban Group	3,826	25,793

		293,284

		14,333,511

Information Technology - 3.5%
Communications Equipment - 0.4%
Alcatel-Lucent (a)	12,407	48,862

Company	Shares	U.S. $ Value
Cisco Systems, Inc.	19,640	440,133
F5 Networks, Inc. (a)	280	29,856
Harris Corp.	395	28,898
Juniper Networks, Inc. (a)	1,840	47,399
Motorola Solutions, Inc.	845	54,325
Nokia Oyj (a)	16,723	123,038
QUALCOMM, Inc.	6,220	490,509
Telefonaktiebolaget LM Ericsson-Class B	13,589	181,241

		1,444,261

Computers & Peripherals - 0.6%
Apple, Inc.	3,313	1,778,220
EMC Corp./MA	7,555	207,082
Hewlett-Packard Co.	7,060	228,461
NEC Corp.	9,000	27,645
NetApp, Inc.	1,240	45,756
SanDisk Corp.	820	66,576
Seagate Technology PLC	1,200	67,392
Seiko Epson Corp.	600	18,748
Western Digital Corp.	780	71,620

		2,511,500

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.-Class A	575	52,699
Corning, Inc.	5,305	110,450
FLIR Systems, Inc.	510	18,360
Fujifilm Holdings Corp.	2,100	56,368
Hamamatsu Photonics KK	600	27,068
Hexagon AB-Class B	938	31,891
Hirose Electric Co., Ltd.	100	13,748
Hitachi High-Technologies Corp.	600	13,977
Hitachi Ltd.	22,000	162,845
Hoya Corp.	1,900	59,434
Jabil Circuit, Inc.	675	12,150
Keyence Corp.	200	82,393
Kyocera Corp.	1,400	63,095
Murata Manufacturing Co., Ltd.	900	85,069
Omron Corp.	900	37,239
TDK Corp.	900	37,532
TE Connectivity Ltd.	1,510	90,917
Yokogawa Electric Corp.	1,100	17,783

		973,018

Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	655	38,128
Dena Co., Ltd. (b)	529	9,556
eBay, Inc. (a)	4,285	236,703
Facebook, Inc.-Class A (a)	6,050	364,452
Google, Inc.-Class A (a)	1,039	1,157,976
Kakaku.com, Inc.	961	15,624
United Internet AG	1,223	57,367
VeriSign, Inc. (a)	475	25,607
Yahoo Japan Corp.	6,408	31,392
Yahoo!, Inc. (a)	3,465	124,393

		2,061,198

Company	Shares	U.S. $ Value
IT Services - 0.6%
Accenture PLC-Class A	2,335	186,146
Alliance Data Systems Corp. (a)	180	49,041
Amadeus IT Holding SA-Class A	1,699	70,602
Automatic Data Processing, Inc.	1,770	136,750
Cap Gemini SA	854	64,653
Cognizant Technology Solutions Corp.-Class A (a)	2,230	112,860
Computer Sciences Corp.	540	32,843
Computershare Ltd.	1,449	16,296
Fidelity National Information Services, Inc.	1,070	57,191
Fiserv, Inc. (a)	950	53,856
Fujitsu Ltd.	8,000	48,356
International Business Machines Corp.	3,626	697,969
MasterCard, Inc.-Class A	3,810	284,607
Nomura Research Institute Ltd.	600	18,928
NTT Data Corp.	500	19,403
Otsuka Corp.	200	26,087
Paychex, Inc.	1,195	50,907
Teradata Corp. (a)	595	29,268
Total System Services, Inc.	610	18,550
Visa, Inc.-Class A	1,875	404,737
Western Union Co. (The)-Class W	2,030	33,211
Xerox Corp.	4,245	47,969

		2,460,230

Office Electronics - 0.1%
Canon, Inc.	5,100	158,283
Konica Minolta, Inc.	2,000	18,711
Ricoh Co., Ltd.	3,000	34,778

		211,772

Semiconductors & Semiconductor Equipment - 0.4%
Altera Corp.	1,160	42,038
Analog Devices, Inc.	1,130	60,048
Applied Materials, Inc.	4,385	89,542
ARM Holdings PLC	6,241	105,400
ASM Pacific Technology Ltd.	900	8,801
ASML Holding NV	1,801	167,643
Broadcom Corp.-Class A	1,970	62,016
Infineon Technologies AG	4,860	57,981
Intel Corp.	18,240	470,774
KLA-Tencor Corp.	610	42,175
Lam Research Corp. (a)	579	31,845
Linear Technology Corp.	840	40,900
LSI Corp.	1,970	21,808
Microchip Technology, Inc.	695	33,193
Micron Technology, Inc. (a)	3,820	90,381
NVIDIA Corp.	2,085	37,342
Rohm Co., Ltd.	400	17,861
STMicroelectronics NV	4,174	38,680
Texas Instruments, Inc.	4,025	189,779
Tokyo Electron Ltd.	800	49,721
Xilinx, Inc.	985	53,456

		1,711,384

Software - 0.7%
Adobe Systems, Inc. (a)	1,710	112,415

Company	Shares	U.S. $ Value
Autodesk, Inc. (a)	825	40,574
CA, Inc.	1,185	36,700
Citrix Systems, Inc. (a)	680	39,052
Dassault Systemes	243	28,435
Electronic Arts, Inc. (a)	1,135	32,926
Gemalto NV (b)	323	37,647
GungHo Online Entertainment, Inc. (b)	4,000	21,744
Intuit, Inc.	1,050	81,617
Microsoft Corp.	27,920	1,144,441
Nexon Co., Ltd.	2,595	21,793
NICE Systems Ltd.	208	9,275
Nintendo Co., Ltd.	500	59,770
Oracle Corp.	12,900	527,739
Oracle Corp. Japan	500	22,672
Red Hat, Inc. (a)	690	36,556
Sage Group PLC (The)	4,400	30,689
Salesforce.com, Inc. (a)	2,034	116,121
SAP AG	4,114	333,710
Symantec Corp.	2,555	51,023
Trend Micro, Inc./Japan	500	15,448

		2,800,347

		14,173,710

Consumer Staples - 3.0%
Beverages - 0.7%
Anheuser-Busch InBev NV	3,588	377,871
Asahi Group Holdings Ltd.	1,700	47,661
Beam, Inc.	600	49,980
Brown-Forman Corp.-Class B	602	53,993
Carlsberg A/S-Class B	478	47,517
Coca-Cola Amatil Ltd.	3,316	33,981
Coca-Cola Co. (The)	13,930	538,534
Coca-Cola Enterprises, Inc.	850	40,596
Coca-Cola HBC AG (a)	892	22,239
Constellation Brands, Inc.-Class A (a)	620	52,681
Diageo PLC	11,209	348,141
Dr Pepper Snapple Group, Inc.	720	39,211
Heineken NV	1,245	86,636
Kirin Holdings Co., Ltd.	4,000	55,358
Molson Coors Brewing Co.-Class B	550	32,373
Monster Beverage Corp. (a)	510	35,419
PepsiCo, Inc.	5,625	469,687
Pernod Ricard SA	946	110,091
Remy Cointreau SA (b)	195	15,642
SABMiller PLC (London)	4,293	214,660
Suntory Beverage & Food Ltd.	848	29,216
Treasury Wine Estates Ltd. (b)	5,315	17,460

		2,718,947

Food & Staples Retailing - 0.6%
Aeon Co., Ltd.	2,700	30,390
Carrefour SA	2,692	104,138
Casino Guichard Perrachon SA	482	57,308
Colruyt SA	393	21,664
Costco Wholesale Corp.	1,615	180,363
CVS Caremark Corp.	4,380	327,887

Company	Shares	U.S. $ Value
Delhaize Group SA	404	29,545
Distribuidora Internacional de Alimentacion SA	2,417	22,103
FamilyMart Co., Ltd.	400	17,590
J Sainsbury PLC	5,506	29,036
Jeronimo Martins SGPS SA (b)	1,190	19,969
Koninklijke Ahold NV	5,463	109,726
Kroger Co. (The)	1,865	81,407
Lawson, Inc.	200	14,152
Metro AG	1,551	63,267
Safeway, Inc.	895	33,061
Seven & I Holdings Co., Ltd.	3,400	129,555
Sysco Corp.	2,105	76,054
Tesco PLC	36,078	177,941
Wal-Mart Stores, Inc.	5,963	455,752
Walgreen Co.	3,195	210,966
Wesfarmers Ltd.	5,147	197,210
Whole Foods Market, Inc.	1,370	69,473
WM Morrison Supermarkets PLC	9,857	35,049
Woolworths Ltd.	5,562	184,447

		2,678,053

Food Products – 0.8%
Ajinomoto Co., Inc.	3,000	42,936
Archer-Daniels-Midland Co.	2,415	104,787
Aryzta AG (a)	470	41,560
Associated British Foods PLC	1,705	79,116
Campbell Soup Co.	625	28,050
ConAgra Foods, Inc.	1,535	47,631
Danone SA (b)	2,553	180,363
General Mills, Inc.	2,335	121,000
Golden Agri-Resources Ltd.	48,000	21,960
Hershey Co. (The)	550	57,420
Hormel Foods Corp.	475	23,403
JM Smucker Co. (The)	395	38,410
Kellogg Co.	915	57,380
Kerry Group PLC-Class A	781	59,618
Keurig Green Mountain, Inc.	478	50,472
Kraft Foods Group, Inc.	2,178	122,186
Lindt & Spruengli AG (REG)	1	58,877
McCormick & Co., Inc./MD	475	34,077
Mead Johnson Nutrition Co.-Class A	760	63,186
MEIJI Holdings Co., Ltd.	300	18,910
Mondelez International, Inc.-Class A	6,435	222,329
Nestle SA	14,400	1,083,882
Nippon Meat Packers, Inc.	1,000	14,886
Nissin Foods Holdings Co., Ltd. (b)	400	18,051
Orkla ASA	2,074	17,681
Tate & Lyle PLC	2,078	23,144
Toyo Suisan Kaisha Ltd.	1,000	33,414
Tyson Foods, Inc.-Class A	975	42,910
Unilever NV	7,274	299,213
Unilever PLC	5,731	245,112
Wilmar International Ltd.	9,000	24,799
Yakult Honsha Co., Ltd.	400	20,079

		3,296,842

Household Products – 0.4%
Clorox Co. (The)	470	41,365
Colgate-Palmolive Co.	3,200	207,584

Company	Shares	U.S. $ Value
Henkel AG & Co. KGaA	579	58,229
Henkel AG & Co. KGaA (Preference Shares)	796	85,683
Kimberly-Clark Corp.	1,415	156,004
Procter & Gamble Co. (The)	10,015	807,209
Reckitt Benckiser Group PLC	2,888	235,675
Svenska Cellulosa AB SCA-Class B	2,115	62,289
Unicharm Corp.	500	26,678

		1,680,716

Personal Products - 0.1%
Avon Products, Inc.	1,555	22,765
Beiersdorf AG	310	30,236
Estee Lauder Cos., Inc. (The)-Class A	940	62,867
Kao Corp.	2,300	81,452
L’Oreal SA	1,080	178,179
Shiseido Co., Ltd.	1,600	28,190

		403,689

Tobacco - 0.4%
Altria Group, Inc.	7,310	273,613
British American Tobacco PLC	8,566	477,861
Imperial Tobacco Group PLC	4,350	175,903
Japan Tobacco, Inc.	4,912	154,175
Lorillard, Inc.	1,340	72,467
Philip Morris International, Inc.	5,900	483,033
Reynolds American, Inc.	1,135	60,632
Swedish Match AB	831	27,204

		1,724,888

		12,503,135

Energy - 2.5%
Energy Equipment & Services - 0.4%
Aker Solutions ASA	1,244	19,361
AMEC PLC	1,606	30,078
Baker Hughes, Inc.	1,610	104,682
Cameron International Corp. (a)	870	53,740
CGG SA (a)	1,620	25,963
Diamond Offshore Drilling, Inc. (b)	240	11,702
Ensco PLC-Class A	850	44,863
FMC Technologies, Inc. (a)	860	44,969
Fugro NV	538	33,056
Halliburton Co.	3,090	181,970
Helmerich & Payne, Inc.	385	41,411
Nabors Industries Ltd.	915	22,555
National Oilwell Varco, Inc.	1,555	121,088
Noble Corp. PLC	925	30,285
Petrofac Ltd.	1,166	27,953
Rowan Cos., PLC-Class A (a)	455	15,324
Saipem SpA	1,479	36,124
Schlumberger Ltd.	4,835	471,413
Seadrill Ltd.	1,676	59,007
Subsea 7 SA	1,066	19,815
Technip SA	267	27,524
Tenaris SA	1,269	28,041
Transocean Ltd. (b)	1,200	49,608
Transocean Ltd. (Zurich)	1,255	51,744
WorleyParsons Ltd.	885	12,464

		1,564,740

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp.	1,845	156,382
Apache Corp.	1,445	119,863
BG Group PLC	15,199	283,755
BP PLC	84,788	681,276
Cabot Oil & Gas Corp.	1,540	52,175
Caltex Australia Ltd.	1,410	28,852
Chesapeake Energy Corp.	1,845	47,269
Chevron Corp.	7,080	841,883
ConocoPhillips	4,520	317,982
CONSOL Energy, Inc.	840	33,558
Delek Group Ltd.	47	18,774
Denbury Resources, Inc.	1,310	21,484
Devon Energy Corp.	1,420	95,041
ENI SpA	11,360	284,868
EOG Resources, Inc.	1,005	197,151
EQT Corp.	540	52,364
Exxon Mobil Corp.	16,087	1,571,378
Galp Energia SGPS SA	1,550	26,756
Hess Corp.	1,040	86,195
Idemitsu Kosan Co., Ltd.	1,200	24,685
Inpex Corp.	4,000	51,941
JX Holdings, Inc.	10,000	48,210
Kinder Morgan, Inc./DE	2,475	80,413
Koninklijke Vopak NV (b)	502	28,020
Lundin Petroleum AB (a)	856	17,621
Marathon Oil Corp.	2,555	90,754
Marathon Petroleum Corp.	1,112	96,788
Murphy Oil Corp.	655	41,173
Neste Oil Oyj (b)	572	11,663
Newfield Exploration Co. (a)	470	14,739
Noble Energy, Inc.	1,300	92,352
Occidental Petroleum Corp.	2,950	281,105
OMV AG	658	29,868
ONEOK, Inc.	770	45,622
Origin Energy Ltd.	4,903	65,122
Peabody Energy Corp.	945	15,441
Phillips 66	2,210	170,303
Pioneer Natural Resources Co.	515	96,377
QEP Resources, Inc.	625	18,400
Range Resources Corp.	600	49,782
Repsol SA	3,820	97,560
Royal Dutch Shell PLC-Class A	17,357	634,186
Royal Dutch Shell PLC-Class B	11,041	431,045
Santos Ltd.	4,317	54,121
Southwestern Energy Co. (a)	1,245	57,282
Spectra Energy Corp.	2,435	89,949
Statoil ASA	4,983	140,594
Tesoro Corp.	475	24,030
TonenGeneral Sekiyu KK	2,000	17,647
Total SA (b)	9,552	628,756
Tullow Oil PLC	4,387	54,824
Valero Energy Corp.	1,975	104,872
Williams Cos., Inc. (The)	2,505	101,653
Woodside Petroleum Ltd.	2,943	106,564

		8,830,468

		10,395,208

Company	Shares	U.S. $ Value
Materials - 1.7%
Chemicals - 0.9%
Air Liquide SA	1,392	188,505
Air Products & Chemicals, Inc.	770	91,661
Air Water, Inc.	1,000	13,801
Airgas, Inc.	240	25,562
Akzo Nobel NV	704	57,418
Arkema SA	450	50,907
Asahi Kasei Corp.	6,000	40,684
BASF SE	4,101	456,329
CF Industries Holdings, Inc.	240	62,554
Croda International PLC	549	23,347
Dow Chemical Co. (The)	4,425	215,011
Eastman Chemical Co.	580	50,002
Ecolab, Inc.	990	106,910
EI du Pont de Nemours & Co.	3,395	227,804
EMS-Chemie Holding AG (REG)	109	41,193
FMC Corp.	480	36,749
Givaudan SA (a)	37	57,230
Hitachi Chemical Co., Ltd.	900	12,242
Incitec Pivot Ltd.	7,611	20,931
International Flavors & Fragrances, Inc.	300	28,701
Israel Chemicals Ltd.	1,432	12,528
Israel Corp., Ltd. (The) (a)	16	8,936
Johnson Matthey PLC	915	49,958
JSR Corp.	800	14,801
K&S AG	1,472	48,338
Kansai Paint Co., Ltd.	1,000	14,237
Kuraray Co., Ltd.	1,000	11,441
Lanxess AG	509	38,420
Linde AG	827	165,587
LyondellBasell Industries NV-Class A	1,599	142,215
Mitsubishi Chemical Holdings Corp.	6,000	24,917
Mitsubishi Gas Chemical Co., Inc.	2,000	11,275
Monsanto Co.	1,940	220,714
Mosaic Co. (The)	1,230	61,500
Nippon Paint Co., Ltd.	1,000	15,141
Nitto Denko Corp.	600	28,772
Novozymes A/S-Class B	1,129	49,630
Orica Ltd.	2,259	45,966
PPG Industries, Inc.	550	106,403
Praxair, Inc.	1,090	142,757
Sherwin-Williams Co. (The)	315	62,096
Shin-Etsu Chemical Co., Ltd.	1,800	102,611
Showa Denko KK	7,000	9,909
Sigma-Aldrich Corp.	455	42,488
Sika AG	6	24,543
Solvay SA	236	37,072
Sumitomo Chemical Co., Ltd.	7,000	25,808
Syngenta AG	416	157,924
Taiyo Nippon Sanso Corp.	2,000	15,731
Teijin Ltd.	5,000	12,389
Toray Industries, Inc. (b)	7,000	46,187
Umicore SA	509	25,956
Yara International ASA	541	23,963

		3,607,754

Company	Shares	U.S. $ Value
Construction Materials - 0.1%
CRH PLC	3,257	91,135
Fletcher Building Ltd.	3,064	25,347
HeidelbergCement AG	440	37,713
Holcim Ltd. (a)	816	67,629
James Hardie Industries PLC	3,449	46,072
Lafarge SA	832	64,938
Taiheiyo Cement Corp.	5,000	18,007
Vulcan Materials Co.	465	30,899

		381,740

Containers & Packaging - 0.1%
Amcor Ltd./Australia	5,378	51,962
Avery Dennison Corp.	335	16,974
Ball Corp.	510	27,953
Bemis Co., Inc.	330	12,949
MeadWestvaco Corp.	620	23,337
Owens-Illinois, Inc. (a)	560	18,945
Rexam PLC	3,528	28,669
Sealed Air Corp.	690	22,680
Toyo Seikan Group Holdings Ltd.	1,700	27,589

		231,058

Metals & Mining - 0.6%
Alcoa, Inc.	3,920	50,450
Allegheny Technologies, Inc.	385	14,507
Anglo American PLC	6,223	159,027
Antofagasta PLC	1,773	24,736
ArcelorMittal (Euronext Amsterdam)	8,908	143,767
BHP Billiton Ltd.	14,341	486,092
BHP Billiton PLC	9,431	291,217
Boliden AB	1,652	25,158
Cliffs Natural Resources, Inc. (b)	530	10,844
Fortescue Metals Group Ltd.	6,938	33,968
Freeport-McMoRan Copper & Gold, Inc.	3,775	124,839
Fresnillo PLC	1,459	20,567
Glencore Xstrata PLC	47,381	244,404
Hitachi Metals Ltd.	1,000	14,245
Iluka Resources Ltd.	2,008	18,490
JFE Holdings, Inc.	2,200	41,339
Kobe Steel Ltd.	12,000	15,925
Mitsubishi Materials Corp.	7,000	19,838
Newcrest Mining Ltd. (a)	2,055	18,804
Newmont Mining Corp.	1,795	42,075
Nippon Steel & Sumitomo Metal Corp.	34,000	92,778
Norsk Hydro ASA	6,514	32,433
Nucor Corp.	1,160	58,626
Randgold Resources Ltd.	390	29,275
Rio Tinto Ltd.	1,946	114,780
Rio Tinto PLC	5,676	316,538
Sumitomo Metal Mining Co., Ltd.	2,000	25,068
ThyssenKrupp AG (a)	1,305	35,011
United States Steel Corp. (b)	530	14,633
Voestalpine AG	442	19,452

		2,538,886

Company	Shares	U.S. $ Value
Paper & Forest Products - 0.0%
International Paper Co.	1,615	74,096
OJI Holdings Corp.	4,000	17,891
Stora Enso Oyj-Class R	2,457	26,296
UPM-Kymmene Oyj	2,358	40,343

		158,626

		6,918,064

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	19,348	678,534
Belgacom SA	795	24,910
Bezeq The Israeli Telecommunication Corp., Ltd.	7,158	12,760
BT Group PLC	35,190	223,799
CenturyLink, Inc.	2,160	70,934
Deutsche Telekom AG	12,543	203,517
Elisa Oyj (a)	635	18,267
Frontier Communications Corp. (b)	3,660	20,862
HKT Trust and HKT Ltd.	18,882	19,922
Iliad SA	163	47,000
Inmarsat PLC	1,541	18,681
Koninklijke KPN NV (a)	2,757	9,732
Nippon Telegraph & Telephone Corp.	1,900	103,249
Orange SA	8,280	122,310
Portugal Telecom SGPS SA (b)	2,560	10,896
Singapore Telecommunications Ltd.	36,000	104,377
Swisscom AG	104	63,895
TDC A/S	3,390	31,339
Telecom Corp. of New Zealand Ltd.	9,734	20,640
Telecom Italia SpA (ordinary shares)	64,157	75,830
Telecom Italia SpA (savings shares)	16,898	15,857
Telefonica SA	18,290	289,837
Telekom Austria AG	1,044	10,395
Telenor ASA	2,746	60,777
TeliaSonera AB	10,613	80,154
Telstra Corp., Ltd.	20,376	96,082
Verizon Communications, Inc.	15,195	722,826
Vivendi SA	5,418	150,798
Windstream Holdings, Inc. (b)	2,175	17,922
Ziggo NV	1,595	70,833

		3,396,935

Wireless Telecommunication Services - 0.3%
KDDI Corp.	2,403	139,530
Millicom International Cellular SA	641	65,287
NTT DoCoMo, Inc.	6,800	107,151
Softbank Corp.	4,300	324,943
StarHub Ltd.	4,000	13,383
Vodafone Group PLC	118,560	435,983

		1,086,277

		4,483,212

Company	Shares	U.S. $ Value
Utilities - 1.0%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	1,775	89,922
Cheung Kong Infrastructure Holdings Ltd.	7,000	44,768
Chubu Electric Power Co., Inc. (a)	2,900	34,120
Chugoku Electric Power Co., Inc. (The)	1,300	18,089
CLP Holdings Ltd.	5,000	37,702
Contact Energy Ltd.	2,149	9,926
Duke Energy Corp.	2,582	183,890
Edison International	1,165	65,951
EDP - Energias de Portugal SA	8,962	41,607
Electricite de France	1,042	41,201
Enel SpA	29,393	166,252
Entergy Corp.	625	41,781
Exelon Corp.	3,147	105,613
FirstEnergy Corp.	1,535	52,236
Fortum Oyj	1,983	45,076
Hokkaido Electric Power Co., Inc. (a)	1,800	15,172
Hokuriku Electric Power Co.	1,600	20,746
Iberdrola SA	21,215	148,451
Kansai Electric Power Co., Inc. (The) (a)	3,100	31,776
Kyushu Electric Power Co., Inc.	1,900	23,230
NextEra Energy, Inc.	1,595	152,514
Northeast Utilities	1,160	52,780
Pepco Holdings, Inc.	890	18,227
Pinnacle West Capital Corp.	385	21,044
Power Assets Holdings Ltd.	3,500	30,379
PPL Corp.	2,295	76,056
Red Electrica Corp. SA	483	39,275
Shikoku Electric Power Co., Inc. (a)	700	9,491
Southern Co. (The)	3,210	141,047
SP AusNet	12,753	15,525
SSE PLC	4,306	105,471
Tohoku Electric Power Co., Inc.	1,400	14,398
Tokyo Electric Power Co., Inc. (a)	5,500	22,129
Xcel Energy, Inc.	1,820	55,255

		1,971,100

Gas Utilities - 0.1%
AGL Resources, Inc.	398	19,486
APA Group (b)	2,828	16,855
Enagas SA	853	25,948
Gas Natural SDG SA	1,513	42,566
Hong Kong & China Gas Co., Ltd.	29,400	64,232
Osaka Gas Co., Ltd.	8,000	30,236
Snam SpA	6,059	35,491
Toho Gas Co., Ltd.	2,000	10,867
Tokyo Gas Co., Ltd.	11,000	55,777

		301,458

Independent Power Producers & Energy Traders - 0.0%
AES Corp./VA	2,385	34,058
Electric Power Development Co., Ltd.	500	14,063
Enel Green Power SpA	25,579	71,837
NRG Energy, Inc.	1,140	36,252

		156,210

Company	Shares	U.S. $ Value
Multi-Utilities - 0.4%
AGL Energy Ltd.	3,037	42,826
Ameren Corp.	860	35,432
CenterPoint Energy, Inc.	1,545	36,601
Centrica PLC	23,112	127,149
CMS Energy Corp.	970	28,402
Consolidated Edison, Inc.	1,080	57,942
Dominion Resources, Inc./VA	2,135	151,564
DTE Energy Co.	670	49,774
E.ON SE	8,042	157,061
GDF Suez	5,926	162,105
Integrys Energy Group, Inc.	300	17,895
National Grid PLC	16,377	225,046
NiSource, Inc.	1,105	39,261
PG&E Corp.	1,625	70,200
Public Service Enterprise Group, Inc.	1,855	70,750
RWE AG	2,185	88,666
SCANA Corp.	495	25,403
Sempra Energy	860	83,214
Suez Environnement Co.	1,324	26,895
TECO Energy, Inc.	725	12,434
United Utilities Group PLC	2,853	37,529
Veolia Environnement SA	1,552	30,758
Wisconsin Energy Corp.	800	37,240

		1,614,147

Water Utilities - 0.0%
Severn Trent PLC	1,196	36,349

		4,079,264

Total Common Stocks (cost $96,053,633)		121,099,899

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 22.3%
United States - 22.3%
U.S. Treasury Bonds
2.75%, 8/15/42	$775	661,656
3.125%, 11/15/41-2/15/43	2,825	2,607,963
3.50%, 2/15/39	152	152,475
3.625%, 8/15/43	1,735	1,756,146
3.75%, 8/15/41	220	229,212
3.875%, 8/15/40	280	298,463
4.25%, 5/15/39	240	271,687
4.375%, 11/15/39-5/15/41	1,258	1,452,624
4.50%, 8/15/39	220	258,775
4.75%, 2/15/37-2/15/41	401	489,697
5.375%, 2/15/31	650	831,492
6.00%, 2/15/26	434	570,642
6.25%, 8/15/23-5/15/30	724	994,546
6.875%, 8/15/25	325	453,832
7.25%, 5/15/16-8/15/22	883	1,180,532
7.50%, 11/15/16	92	108,158
7.625%, 2/15/25	55	80,283
8.00%, 11/15/21	123	171,508
U.S. Treasury Notes
0.25%, 5/31/15-7/31/15	4,480	4,484,479

	Principal Amount (000)	U.S. $ Value
0.375%, 4/15/15-1/31/16	6,515	6,523,505
0.50%, 7/31/17	1,540	1,510,523
0.75%, 2/28/18-3/31/18	5,625	5,490,332
0.875%, 11/30/16-4/30/17	2,315	2,316,894
1.00%, 9/30/16-5/31/18	5,485	5,451,442
1.25%, 8/31/15-4/30/19	3,360	3,336,299
1.375%, 11/30/15-2/28/19	15,232	15,337,833
1.625%, 8/15/22-11/15/22	2,090	1,938,187
1.75%, 7/31/15-5/15/23	6,350	6,350,971
1.875%, 10/31/17	1,100	1,126,125
2.00%, 4/30/16-2/15/23	3,760	3,653,612
2.125%, 12/31/15-8/15/21	825	830,825
2.25%, 1/31/15-11/30/17	739	762,816
2.375%, 7/31/17	416	433,270
2.50%, 3/31/15-8/15/23	1,653	1,634,952
2.625%, 1/31/18-11/15/20	2,010	2,082,608
2.75%, 5/31/17-11/15/23	2,875	3,018,544
3.00%, 2/28/17	889	943,382
3.125%, 10/31/16-5/15/21	1,111	1,176,860
3.25%, 7/31/16	1,147	1,218,239
3.375%, 11/15/19	1,055	1,137,669
3.625%, 2/15/20-2/15/21	1,425	1,554,017
3.75%, 11/15/18	6,205	6,802,231

Total Governments - Treasuries (cost $93,124,692)		91,685,306

	Shares
INVESTMENT COMPANIES - 9.8%
Funds and Investment Trusts - 9.8%
iShares Core MSCI Emerging Markets ETF	60,289	2,958,984
iShares MSCI EAFE ETF	40,137	2,696,003
SPDR S&P 500 ETF Trust	129,032	24,134,145
Vanguard REIT ETF	147,681	10,429,232

Total Investment Companies (cost $38,751,770)		40,218,364

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Equity Indices - 0.1%
S&P 500 Index
Expiration: June 2014,
Exercise Price: $1,750.00 (a)(e)	218	360,790

	Notional Amount (000)
Swaptions - 0.0%
IRS Swaption, Deutsche Bank AG London,
Expiration: May 2014, Pay 1.95%,
Receive 3-month LIBOR (BBA)	7,770	27,911
IRS Swaption, JPMorgan Chase Bank, NA,
Expiration: May 2014, Pay 3.12%,
Receive 3-month LIBOR (BBA)	2,510	3,721

	Notional Amount (000)	U.S. $ Value
IRS Swaption, Morgan Stanley Capital Services, LLC,
Expiration: May 2014, Pay 3.14%,
Receive 3-month LIBOR (BBA)	2,710	2,035
IRS Swaption, Citibank, NA,
Expiration: May 2014, Pay 3.95%,
Receive 3-month LIBOR (BBA)	1,730	397

		34,064

Total Options Purchased - Puts (premiums paid $806,168)		394,854

	Shares
RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Banco Bilbao Vizcaya, expiring 4/14/14 (a)	25,822	6,047

Real Estate Investment Trusts (REITs) - 0.0%
Intu Properties PLC, expiring 4/17/14 (a)	1,008	1,597

Real Estate Management & Development - 0.0%
New World Development Co., Ltd.,
expiring 4/17/17 (a)	7,333	1,513

Total Rights (cost $5,979)		9,157

SHORT-TERM INVESTMENTS - 36.3%
Investment Companies - 36.3%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.08% (f)(g) (cost $149,222,972)	149,222,972	149,222,972

Total Investments Before Security Lending Collateral for Securities Loaned - 97.9% (cost $377,965,214)		402,630,552

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
Investment Companies - Sec Lending - 0.5%
AllianceBernstein Exchange Reserves-Class I, 0.07% (g) (cost $2,113,653)	2,113,653	2,113,653

Total Investments - 98.4% (cost $380,078,867) (h)		404,744,205
Other assets less liabilities - 1.6% (i)		6,512,436

Net Assets - 100.0%		$411,256,641

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	444	June 2014	$18,382,842	$18,961,969	$579,127
FTSE 100 Index Futures	90	June 2014	9,796,138	9,818,097	21,959
MSCI EAFE Mini Futures	1	June 2014	93,546	94,750	1,204
Russell 2000 Mini Futures	74	June 2014	8,706,989	8,661,700	(45,289)
S&P 500 E Mini Futures	185	June 2014	16,955,840	17,247,550	291,710
S&P Mid 400 E Mini Futures	92	June 2014	12,513,049	12,649,080	136,031
SPI 200 Futures	2	June 2014	248,270	250,074	1,804
TOPIX Index Futures	132	June 2014	15,556,228	15,384,973	(171,255)
U.S. T-Note 10 Yr (CBT) Futures	212	June 2014	26,308,220	26,182,000	(126,220)
U.S. Ultra Bond (CBT) Futures	56	June 2014	7,887,489	8,090,250	202,761
Sold Contracts
Hang Seng Index Futures	12	April 2014	1,693,708	1,712,628	(18,920)

					$872,912

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	USD	832	SEK	5,306	6/18/14	$(13,281)
BNP Paribas SA	AUD	2,274	USD	2,036	6/18/14	(61,918)
BNP Paribas SA	USD	447	GBP	268	6/18/14	(59)
Citibank, NA	USD	635	GBP	381	6/18/14	(407)
Credit Suisse International	USD	7,436	JPY	760,438	6/18/14	(65,841)
Royal Bank of Canada	CAD	302	USD	272	6/18/14	(786)
Royal Bank of Scotland PLC	USD	1,022	GBP	627	6/18/14	22,257
Royal Bank of Scotland PLC	USD	640	JPY	65,201	6/18/14	(7,629)
State Street Bank & Trust Co.	USD	611	EUR	445	6/18/14	1,833
State Street Bank & Trust Co.	USD	3,758	EUR	2,711	6/18/14	(23,643)
State Street Bank & Trust Co.	USD	38	GBP	23	6/18/14	129
State Street Bank & Trust Co.	USD	1,471	CHF	1,291	6/18/14	(9,895)
UBS AG	JPY	80,847	USD	787	6/18/14	3,748

						$(155,492)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	3,460	11/04/18	3 Month LIBOR	1.453%	$(15,324)
Citigroup Global Markets, Inc./(CME Group)	970	11/01/23	3 Month LIBOR	2.617%	(4,497)
Citigroup Global Markets, Inc./(CME Group)	1,220	11/05/23	3 Month LIBOR	2.76%	9,725
Citigroup Global Markets, Inc./(CME Group)	600	11/04/43	3 Month LIBOR	3.58%	13,294

					$3,198

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI AC Far East Ex Japan Index	6,741	0.44%	$2,272	10/15/14	Bank of America, NA	$66,843
Receive	MSCI AC Far East Ex Japan Index	8,220	0.39%	2,770	11/17/14	Bank of America, NA	81,555
Receive	MSCI AC Far East Ex Japan Index	6,978	0.50%	2,351	12/15/14	Bank of America, NA	69,142
Receive	Russell 2000 Total Return Index	109	0.01%	604	10/15/14	Bank of America, NA	(7,228)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	237	0.54%	895	4/15/14	Deutsche Bank AG London	11,245
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	330	0.54%	1,246	4/15/14	Deutsche Bank AG London	15,658
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	292	0.54%	1,102	7/15/14	Deutsche Bank AG London	13,855
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	256	0.57%	966	8/15/14	Deutsche Bank AG London	12,137
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	18	0.67%	68	10/15/14	Deutsche Bank AG London	851
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	181	0.67%	683	10/15/14	Deutsche Bank AG London	8,558

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Emerging Markets Index	4,237	0.31%	$1,641	7/31/14	Deutsche Bank AG London	$90,771
Receive	iShares MSCI Emerging Markets ETF	2,511	1.00%	103	6/27/14	Goldman Sachs International	108
Receive	iShares MSCI Emerging Markets ETF	14,581	1.00%	583	6/27/14	Goldman Sachs International	14,441
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	137	0.54%	517	5/15/14	UBS AG	6,500
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	132	0.66%	498	10/15/14	UBS AG	6,243
Receive	Russell 2000 Total Return Index	65	1.00%	360	10/15/14	UBS AG	(4,306)
Receive	Russell 2000 Total Return Index	487	1.00%	2,700	3/16/15	UBS AG	(32,290)
Receive	Russell 2000 Total Return Index	30	1.00%	166	4/15/15	UBS AG	(1,989)

							$352,094

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	One contract relates to 100 shares.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,059,047 and gross unrealized depreciation of investments was $(3,393,709), resulting in net unrealized appreciation of $24,665,338.
(i)	An amount of U.S. $5,004,165 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2014.

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AC	-	All Country
CBT	-	Chicago Board of Trade

CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
EPRA	-	European Public Real Estate Association
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

AllianceBernstein Variable Products Series Fund

Dynamic Asset Allocation Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1		Level 2	Level 3		Total
Assets:
Common Stocks:
Financials	$10,137,688		$15,013,038	$90,723		$25,241,449
Health Care	8,252,451		6,252,237	– 0	–	14,504,688
Consumer Discretionary	7,586,659		6,880,999	– 0	–	14,467,658
Industrials	6,651,542		7,681,969	– 0	–	14,333,511
Information Technology	11,468,428		2,705,282	– 0	–	14,173,710
Consumer Staples	6,176,438		6,326,697	– 0	–	12,503,135
Energy	6,316,801		4,078,407	– 0	–	10,395,208
Materials	2,166,934		4,751,130	– 0	–	6,918,064
Telecommunication Services	1,589,417		2,893,795	– 0	–	4,483,212
Utilities	1,970,544		2,108,720	– 0	–	4,079,264
Governments - Treasuries	– 0	–	91,685,306	– 0	–	91,685,306

Investments in Securities:	Level 1		Level 2			Level 3			Total
Investment Companies	$40,218,364		$	– 0	–	$	– 0	–	$40,218,364
Options Purchased - Puts	– 0	–		394,854			– 0	–	394,854
Rights	7,644			– 0	–		1,513		9,157
Short-Term Investments	149,222,972			– 0	–		– 0	–	149,222,972
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,113,653			– 0	–		– 0	–	2,113,653

Total Investments in Securities	253,879,535			150,772,434			92,236		404,744,205
Other Financial Instruments*:
Assets:
Futures	631,706			602,890			– 0	–	1,234,596
Forward Currency Exchange Contracts	– 0	–		27,967			– 0	–	27,967
Centrally Cleared Interest Rate Swaps	– 0	–		23,019			– 0	–	23,019
Total Return Swaps	– 0	–		397,907			– 0	–	397,907
Liabilities:
Futures	(171,509)			(190,175)			– 0	–	(361,684)
Forward Currency Exchange Contracts	– 0	–		(183,459)			– 0	–	(183,459)
Centrally Cleared Interest Rate Swaps	– 0	–		(19,821)			– 0	–	(19,821)
Total Return Swaps	– 0	–		(45,813)			– 0	–	(45,813)

Total+	$254,339,732			$151,384,949			$92,236		$405,816,917

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Rights			Total
Balance as of 12/31/13	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(6,540)			1,513			(5,027)
Purchases		– 0	–		– 0	–		– 0	–
Sales		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		97,263			– 0	–		97,263
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 3/31/14		$90,723			$1,513			$92,236

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/14		$(6,540)			$1,513			$(5,027)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Information Technology - 26.7%
Communications Equipment - 2.5%
CalAmp Corp. (a)	47,770	$1,331,350
QUALCOMM, Inc.	24,620	1,941,533

		3,272,883

Computers & Peripherals - 2.7%
Apple, Inc.	4,295	2,305,298
Silicon Graphics International Corp. (a)	106,802	1,311,529

		3,616,827

Electronic Equipment, Instruments & Components - 1.2%
InvenSense, Inc. (a)(b)	66,550	1,575,238

Internet Software & Services - 8.3%
Cornerstone OnDemand, Inc. (a)	27,815	1,331,504
eBay, Inc. (a)	28,750	1,588,150
Google, Inc.-Class A (a)	2,531	2,820,825
LinkedIn Corp.-Class A (a)	8,327	1,539,995
Tencent Holdings Ltd.	17,100	1,193,583
Yandex NV-Class A (a)	40,840	1,232,960
Yelp, Inc. (a)	16,686	1,283,654

		10,990,671

IT Services - 2.7%
QIWI PLC (Sponsored ADR)	29,593	1,025,398
Visa, Inc.-Class A	12,120	2,616,223

		3,641,621

Semiconductors & Semiconductor Equipment - 5.6%
ams AG	6,705	941,574
Avago Technologies Ltd.	23,240	1,496,889
MediaTek, Inc.	119,000	1,761,400
NVIDIA Corp.	70,418	1,261,186
NXP Semiconductor NV (a)	33,920	1,994,835

		7,455,884

Software - 3.7%
NetSuite, Inc. (a)	14,279	1,354,077
Salesforce.com, Inc. (a)	23,812	1,359,427
ServiceNow, Inc. (a)	21,000	1,258,320
Splunk, Inc. (a)	13,638	974,981

		4,946,805

		35,499,929

Consumer Discretionary - 20.6%
Auto Components - 1.4%
Delphi Automotive PLC	26,760	1,815,934

Automobiles - 2.1%
Harley-Davidson, Inc.	26,260	1,749,179
Nissan Motor Co., Ltd.	114,400	1,019,684

		2,768,863

Company	Shares	U.S. $ Value
Diversified Consumer Services - 1.4%
Kroton Educacional SA	86,200	1,895,716

Hotels, Restaurants & Leisure - 2.8%
Melco Crown Entertainment Ltd. (ADR) (a)	58,180	2,248,657
Yum! Brands, Inc.	20,030	1,510,062

		3,758,719

Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	6,853	2,306,172
priceline.com, Inc. (a)	1,700	2,026,213

		4,332,385

Media - 1.1%
Walt Disney Co. (The)	18,170	1,454,872

Multiline Retail - 1.7%
Lojas Renner SA	37,000	1,047,219
Matahari Department Store Tbk PT (a)	944,000	1,160,508

		2,207,727

Specialty Retail - 1.6%
Belle International Holdings Ltd.	732,000	728,006
Fast Retailing Co., Ltd.	4,000	1,446,760

		2,174,766

Textiles, Apparel & Luxury Goods - 5.2%
Cie Financiere Richemont SA	25,110	2,398,963
NIKE, Inc.-Class B	27,060	1,998,652
Prada SpA	141,200	1,093,827
Samsonite International SA	457,000	1,415,885

		6,907,327

		27,316,309

Health Care - 15.8%
Biotechnology - 3.5%
Cepheid, Inc. (a)	39,447	2,034,676
Quintiles Transnational Holdings, Inc. (a)	32,908	1,670,739
Vertex Pharmaceuticals, Inc. (a)	13,720	970,279

		4,675,694

Health Care Equipment & Supplies - 2.0%
Elekta AB-Class B	75,760	1,008,552
Essilor International SA	16,060	1,620,746

		2,629,298

Health Care Providers & Services - 2.3%
Odontoprev SA	209,200	831,637
UnitedHealth Group, Inc.	27,060	2,218,649

		3,050,286

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 1.3%
Illumina, Inc. (a)	11,551	1,717,172

Pharmaceuticals - 6.7%
Allergan, Inc./United States	16,630	2,063,783
Bristol-Myers Squibb Co.	35,790	1,859,291
Kalbe Farma Tbk PT	9,727,500	1,261,807
Roche Holding AG	8,030	2,415,132
Sun Pharmaceutical Industries Ltd.	135,560	1,307,715

		8,907,728

		20,980,178

Consumer Staples - 11.8%
Beverages - 3.0%
Anheuser-Busch InBev NV	17,980	1,893,567
Diageo PLC	67,380	2,092,761

		3,986,328

Food & Staples Retailing - 0.7%
Raia Drogasil SA	109,700	949,057

Food Products - 4.8%
Danone SA (b)	23,430	1,655,266
Mead Johnson Nutrition Co.-Class A	21,400	1,779,196
Nestle SA	21,950	1,652,167
Universal Robina Corp.	395,461	1,254,891

		6,341,520

Household Products - 1.3%
Unicharm Corp.	32,000	1,707,413

Personal Products - 1.1%
Estee Lauder Cos., Inc. (The)-Class A	21,630	1,446,615

Tobacco - 0.9%
British American Tobacco PLC	21,460	1,197,162

		15,628,095

Financials - 8.9%
Capital Markets - 1.5%
UBS AG (a)	97,490	2,019,993

Commercial Banks - 2.0%
BOC Hong Kong Holdings Ltd.	527,500	1,502,828
Grupo Financiero Banorte SAB de CV-Class O	158,140	1,069,448

		2,572,276

Diversified Financial Services - 1.3%
IntercontinentalExchange Group, Inc.	8,700	1,721,121

Insurance - 1.7%
AIA Group Ltd.	483,000	2,297,218

Real Estate Management & Development - 1.3%
Global Logistic Properties Ltd.	806,000	1,701,013

Thrifts & Mortgage Finance - 1.1%
Housing Development Finance Corp.	101,360	1,495,471

		11,807,092

Company	Shares		U.S. $ Value
Energy - 8.7%
Energy Equipment & Services - 4.3%
National Oilwell Varco, Inc.		12,280	956,244
Oceaneering International, Inc.		29,110	2,091,844
Schlumberger Ltd.		27,090	2,641,275

			5,689,363

Oil, Gas & Consumable Fuels - 4.4%
BG Group PLC		84,560	1,578,676
Concho Resources, Inc. (a)		16,480	2,018,800
Noble Energy, Inc.		31,290	2,222,842

			5,820,318

			11,509,681

Industrials - 1.8%
Machinery - 1.8%
FANUC Corp.		5,900	1,043,073
Proto Labs, Inc. (a)		20,833	1,409,769

			2,452,842

Materials - 1.6%
Chemicals - 1.6%
Monsanto Co.		18,260	2,077,440

Telecommunication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Softbank Corp.		23,000	1,738,069

Total Common Stocks (cost $107,754,838)			129,009,635

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.6%
Time Deposit - 3.6%
State Street Time Deposit 0.01%, 4/01/14 (cost $4,821,004)	U.S.$	4,821	4,821,004
Total Investments Before Security Lending Collateral for Securities Loaned - 100.8% (cost $112,575,842)			133,830,639

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
Investment Companies - 2.4%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $3,223,315)		3,223,315	3,223,315

U.S. $ Value
Total Investments - 103.2% (cost $ 115,799,157) (d)	137,053,954
Other assets less liabilities - (3.2)%	(4,287,109)

Net Assets - 100.0%	$132,766,845

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	JPY	79,619	USD	779	6/18/14	$6,807
Barclays Bank PLC Wholesale	USD	951	CHF	841	6/18/14	1,353
Barclays Bank PLC Wholesale	USD	358	SEK	2,283	6/18/14	(5,714)
BNP Paribas SA	USD	3,873	AUD	4,325	6/18/14	116,789
BNP Paribas SA	USD	2,746	CAD	3,056	6/18/14	12,954
BNP Paribas SA	USD	1,868	EUR	1,347	6/18/14	(12,485)
BNP Paribas SA	USD	6,070	GBP	3,629	6/18/14	(22,952)
BNP Paribas SA	USD	3,190	JPY	328,625	6/18/14	(4,674)
Goldman Sachs Bank USA	BRL	8,035	USD	3,355	6/18/14	(115,027)
HSBC Bank USA	GBP	1,896	USD	3,139	6/18/14	(20,017)
HSBC Bank USA	USD	343	HKD	2,660	6/18/14	52
Morgan Stanley & Co., Inc.	USD	392	NOK	2,339	6/18/14	(2,542)
Royal Bank of Canada	USD	2,300	CAD	2,555	6/18/14	6,655
Standard Chartered Bank	HKD	48,950	USD	6,308	6/18/14	(4,445)
Standard Chartered Bank	RUB	63,077	USD	1,695	6/18/14	(67,785)
State Street Bank & Trust Co.	EUR	354	USD	488	6/18/14	535
State Street Bank & Trust Co.	USD	6,910	EUR	4,985	6/18/14	(43,475)
UBS AG	CHF	3,384	USD	3,858	6/18/14	28,180

						$(125,791)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,727,719 and gross unrealized depreciation of investments was $(2,472,922), resulting in net unrealized appreciation of $21,254,797.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar

JPY	-	Japanese Yen
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown*

March 31, 2014 (unaudited)

51.8%	United States
6.3%	Switzerland
6.1%	Hong Kong
5.2%	Japan
5.0%	United Kingdom
3.5%	Brazil
2.5%	France
2.1%	India
1.8%	Indonesia
1.7%	Russia
1.5%	Netherlands
1.4%	Belgium
7.5%	Other
3.6%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2014. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding Securities Lending) and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Austria, China, Italy, Mexico, Philippines, Singapore, Sweden and Taiwan.

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$31,603,372		$3,896,557		$	– 0	–	$35,499,929
Consumer Discretionary	18,052,676		9,263,633			– 0	–	27,316,309
Health Care	13,366,226		7,613,952			– 0	–	20,980,178
Consumer Staples	4,174,868		11,453,227			– 0	–	15,628,095
Financials	4,810,562		6,996,530			– 0	–	11,807,092
Energy	9,931,005		1,578,676			– 0	–	11,509,681
Industrials	1,409,769		1,043,073			– 0	–	2,452,842
Materials	2,077,440		– 0	–		– 0	–	2,077,440
Telecommunication Services	– 0	–	1,738,069			– 0	–	1,738,069
Short-Term Investments	– 0	–	4,821,004			– 0	–	4,821,004
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,223,315		– 0	–		– 0	–	3,223,315

Total Investments in Securities	88,649,233		48,404,721	+		– 0	–	137,053,954
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	173,324			– 0	–	173,324
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(299,115)			– 0	–	(299,115)

Total^	$88,649,233		$48,278,930		$	– 0	–	$136,928,163

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Information Technology - 25.1%
Communications Equipment - 1.5%
F5 Networks, Inc. (a)	10,450	$1,114,284

Computers & Peripherals - 4.0%
Apple, Inc.	5,745	3,083,571

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp.-Class A	6,240	571,896

Internet Software & Services - 8.0%
eBay, Inc. (a)	25,130	1,388,181
Facebook, Inc.-Class A (a)	12,640	761,434
Google, Inc.-Class A (a)	3,592	4,003,320

		6,152,935

IT Services - 6.7%
Cognizant Technology Solutions Corp.-Class A (a)	44,560	2,255,181
Visa, Inc.-Class A	13,180	2,845,035

		5,100,216

Software - 4.2%
ANSYS, Inc. (a)	13,680	1,053,633
Aspen Technology, Inc. (a)	21,910	928,108
Concur Technologies, Inc. (a)	3,660	362,596
Informatica Corp. (a)	15,200	574,256
Tableau Software, Inc.-Class A (a)	3,920	298,234

		3,216,827

		19,239,729

Consumer Discretionary - 22.7%
Automobiles - 1.3%
Harley-Davidson, Inc.	15,580	1,037,784

Hotels, Restaurants & Leisure - 2.3%
Starbucks Corp.	23,850	1,750,113

Internet & Catalog Retail - 4.4%
Amazon.com, Inc. (a)	1,620	545,162
HSN, Inc.	9,820	586,549
priceline.com, Inc. (a)	1,595	1,901,065
TripAdvisor, Inc. (a)	3,780	342,430

		3,375,206

Leisure Equipment & Products - 1.1%
Polaris Industries, Inc.	5,970	834,069

Media - 6.4%
AMC Networks, Inc.-Class A (a)	8,329	608,766
Comcast Corp.-Class A	47,650	2,383,453
Liberty Media Corp.-Class A (a)	6,400	836,672
Viacom, Inc.-Class B	12,600	1,070,874

		4,899,765

Company	Shares	U.S. $ Value
Specialty Retail - 5.2%
Five Below, Inc. (a)	8,760	372,125
Lowe’s Cos., Inc.	39,800	1,946,220
O’Reilly Automotive, Inc. (a)	3,740	554,978
Tractor Supply Co.	9,830	694,293
Urban Outfitters, Inc. (a)	10,790	393,511

		3,961,127

Textiles, Apparel & Luxury Goods - 2.0%
Michael Kors Holdings Ltd. (a)	8,267	771,063
NIKE, Inc.-Class B	10,980	810,983

		1,582,046

		17,440,110

Health Care - 15.8%
Biotechnology - 6.9%
Biogen Idec, Inc. (a)	5,130	1,569,113
Gilead Sciences, Inc. (a)	25,750	1,824,645
Quintiles Transnational Holdings, Inc. (a)	30,244	1,535,488
Vertex Pharmaceuticals, Inc. (a)	5,700	403,104

		5,332,350

Health Care Equipment & Supplies - 2.2%
HeartWare International, Inc. (a)	5,830	546,737
Intuitive Surgical, Inc. (a)	2,536	1,110,743

		1,657,480

Health Care Providers & Services - 2.9%
McKesson Corp.	5,380	949,947
UnitedHealth Group, Inc.	15,340	1,257,726

		2,207,673

Pharmaceuticals - 3.8%
Allergan, Inc./United States	16,440	2,040,204
Bristol-Myers Squibb Co.	16,710	868,085

		2,908,289

		12,105,792

Industrials - 12.1%
Aerospace & Defense - 2.9%
Boeing Co. (The)	10,230	1,283,763
Precision Castparts Corp.	3,760	950,377

		2,234,140

Airlines - 1.2%
Copa Holdings SA-Class A	6,140	891,467

Electrical Equipment - 1.2%
AMETEK, Inc.	17,590	905,709

Industrial Conglomerates - 1.8%
Danaher Corp.	18,850	1,413,750

Company	Shares	U.S. $ Value
Machinery - 1.8%
Lincoln Electric Holdings, Inc.	8,630	621,446
Parker Hannifin Corp.	6,560	785,298

		1,406,744

Marine - 0.6%
Kirby Corp. (a)	4,860	492,075

Professional Services - 1.0%
Robert Half International, Inc.	18,290	767,266

Road & Rail - 1.1%
Union Pacific Corp.	4,340	814,444

Trading Companies & Distributors - 0.5%
WW Grainger, Inc.	1,550	391,623

		9,317,218

Consumer Staples - 11.9%
Beverages - 1.2%
Monster Beverage Corp. (a)	13,810	959,105

Food & Staples Retailing - 6.3%
Costco Wholesale Corp.	16,800	1,876,224
CVS Caremark Corp.	31,550	2,361,833
Sprouts Farmers Market, Inc. (a)	16,090	579,723

		4,817,780

Food Products - 3.2%
Hershey Co. (The)	6,920	722,448
Keurig Green Mountain, Inc.	9,850	1,040,061
Mead Johnson Nutrition Co.-Class A	8,320	691,725

		2,454,234

Personal Products - 1.2%
Estee Lauder Cos., Inc. (The)-Class A	13,330	891,510

		9,122,629

Financials - 6.4%
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (a)	4,790	958,240
BlackRock, Inc.-Class A	4,100	1,289,368
Waddell & Reed Financial, Inc.-Class A	5,860	431,413

		2,679,021

Diversified Financial Services - 2.9%
IntercontinentalExchange Group, Inc.	11,180	2,211,739

		4,890,760

Energy - 5.5%
Energy Equipment & Services - 3.0%
Schlumberger Ltd.	23,555	2,296,612

Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp. (a)	9,992	625,499
Noble Energy, Inc.	6,420	456,077

Company	Shares	U.S. $ Value
Range Resources Corp.	9,840	816,425

		1,898,001

		4,194,613

Total Common Stocks (cost $58,767,564)		76,310,851

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.6%
Time Deposit - 1.6%
State Street Time Deposit 0.01%, 4/01/14 (cost $1,228,718)	$1,229	1,228,718

Total Investments - 101.1% (cost $59,996,282) (b)		77,539,569
Other assets less liabilities - (1.1)%		(871,768)

Net Assets - 100.0%		$76,667,801

(a)	Non-income producing security.
(b)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,936,671 and gross unrealized depreciation of investments was $(393,384), resulting in net unrealized appreciation of $17,543,287.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Variable Products Series Fund

Growth Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$76,310,851		$	– 0	–	$	– 0	–	$76,310,851
Short-Term Investments	– 0	–		1,228,718			– 0	–	1,228,718

Total Investments in Securities	76,310,851			1,228,718			– 0	–	77,539,569
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$76,310,851			$1,228,718		$	– 0	–	$77,539,569

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.1%
Financials - 21.4%
Capital Markets - 4.9%
BlackRock, Inc.-Class A	43,680	$13,736,486
Goldman Sachs Group, Inc. (The)	81,170	13,299,705
State Street Corp.	220,570	15,340,643

		42,376,834

Commercial Banks - 5.5%
JPMorgan Chase & Co.	365,140	22,167,649
Wells Fargo & Co.	506,250	25,180,875

		47,348,524

Consumer Finance - 0.6%
Capital One Financial Corp.	68,150	5,258,454

Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc.-Class B (a)	325,752	40,709,228

Insurance - 5.7%
ACE Ltd.	164,870	16,332,022
Allstate Corp. (The)	145,410	8,227,298
Aon PLC	77,140	6,501,359
Hartford Financial Services Group, Inc. (The)	224,610	7,921,995
MetLife, Inc.	60,972	3,219,322
Travelers Cos., Inc. (The)	78,570	6,686,307

		48,888,303

		184,581,343

Health Care - 17.6%
Biotechnology - 0.7%
Amgen, Inc.	46,042	5,678,820

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	362,560	13,962,185
Medtronic, Inc.	115,190	7,088,793
Zimmer Holdings, Inc.	60,220	5,695,608

		26,746,586

Health Care Providers & Services - 4.9%
CIGNA Corp.	43,100	3,608,763
McKesson Corp.	36,820	6,501,308
UnitedHealth Group, Inc.	392,190	32,155,658

		42,265,729

Pharmaceuticals - 8.9%
Eli Lilly & Co.	277,860	16,354,839
Merck & Co., Inc.	424,319	24,088,590
Pfizer, Inc.	923,850	29,674,062
Roche Holding AG (Sponsored ADR)	174,360	6,576,859

		76,694,350

		151,385,485

Consumer Discretionary - 13.6%
Auto Components - 0.4%
Gentex Corp./MI	99,010	3,121,785

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 2.5%
Liberty Interactive Corp.-Class A (a)	751,388	21,692,572

Leisure Equipment & Products - 0.3%
Mattel, Inc.	70,460	2,826,151

Media - 9.5%
Comcast Corp.-Class A	570,990	28,560,920
Scripps Networks Interactive, Inc.-Class A	144,150	10,942,426
Time Warner Cable, Inc.-Class A	145,049	19,897,822
Time Warner, Inc.	153,940	10,056,900
Viacom, Inc.-Class B	144,010	12,239,410

		81,697,478

Multiline Retail - 0.9%
Macy’s, Inc.	127,490	7,558,882

		116,896,868

Information Technology - 11.0%
Communications Equipment - 0.7%
Cisco Systems, Inc.	257,470	5,769,903

Computers & Peripherals - 3.2%
Apple, Inc.	40,825	21,912,410
NetApp, Inc.	151,250	5,581,125

		27,493,535

Electronic Equipment, Instruments & Components - 2.9%
Avnet, Inc.	151,950	7,070,234
FLIR Systems, Inc.	97,300	3,502,800
TE Connectivity Ltd.	245,310	14,770,115

		25,343,149

IT Services - 1.4%
Amdocs Ltd.	148,604	6,904,142
International Business Machines Corp.	27,130	5,222,254

		12,126,396

Semiconductors & Semiconductor Equipment - 1.2%
NVIDIA Corp.	557,640	9,987,332

Software - 1.6%
Check Point Software Technologies Ltd. (a)	87,771	5,935,953
Microsoft Corp.	195,780	8,025,022

		13,960,975

		94,681,290

Industrials - 10.9%
Aerospace & Defense - 4.7%
Boeing Co. (The)	145,320	18,236,207
Raytheon Co.	225,750	22,301,842

		40,538,049

Airlines - 2.3%
Copa Holdings SA-Class A	87,010	12,632,982
Delta Air Lines, Inc.	195,130	6,761,255

		19,394,237

Company	Shares	U.S. $ Value
Industrial Conglomerates - 2.4%
General Electric Co.	804,980	20,840,932

Machinery - 1.5%
Actuant Corp.-Class A	261,220	8,920,663
Parker Hannifin Corp.	30,780	3,684,674

		12,605,337

		93,378,555

Energy - 9.6%
Energy Equipment & Services - 2.1%
National Oilwell Varco, Inc.	99,467	7,745,495
Schlumberger Ltd.	72,300	7,049,250
Transocean Ltd. (b)	88,260	3,648,669

		18,443,414

Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	68,490	5,805,212
Chevron Corp.	110,160	13,099,126
ConocoPhillips	96,750	6,806,362
Exxon Mobil Corp.	214,420	20,944,546
HollyFrontier Corp.	106,830	5,082,971
Marathon Oil Corp.	141,830	5,037,802
Occidental Petroleum Corp.	79,770	7,601,283

		64,377,302

		82,820,716

Telecommunication Services - 4.2%
Diversified Telecommunication Services - 4.2%
Verizon Communications, Inc.	755,120	35,921,058

Consumer Staples - 3.7%
Food & Staples Retailing - 2.9%
CVS Caremark Corp.	332,707	24,906,446

Household Products - 0.8%
Energizer Holdings, Inc.	68,390	6,889,608

		31,796,054

Utilities - 1.9%
Electric Utilities - 1.3%
Great Plains Energy, Inc.	410,210	11,092,078

Multi-Utilities - 0.6%
Wisconsin Energy Corp.	113,720	5,293,666

		16,385,744

Materials - 1.2%
Paper & Forest Products - 1.2%
Domtar Corp.	93,590	10,502,670

Total Common Stocks (cost $621,323,137)		818,349,783

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 5.6%
Time Deposit - 5.6%
State Street Time Deposit 0.01%, 4/01/14 (cost $47,752,518)	$47,753	47,752,518

Total Investments Before Security Lending Collateral for Securities Loaned - 100.7% (cost $669,075,655)		866,102,301

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
Investment Companies - 0.4%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $3,728,985)	3,728,985	3,728,985

Total Investments - 101.1% (cost $672,804,640) (d)		869,831,286
Other assets less liabilities - (1.1)%		(9,421,941)

Net Assets - 100.0%		$860,409,345

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $201,339,105 and gross unrealized depreciation of investments was $(4,312,459), resulting in net unrealized appreciation of $197,026,646.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$818,349,783		$	– 0	–	$	– 0	–	$818,349,783
Short-Term Investments	– 0	–		47,752,518			– 0	–	47,752,518
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,728,985			– 0	–		– 0	–	3,728,985

Total Investments in Securities	822,078,768			47,752,518			– 0	–	869,831,286
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$822,078,768			$47,752,518		$	– 0	–	$869,831,286

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

Portfolio of Investments

March 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 23.5%
Agency Fixed Rate 30-Year - 19.2%
Federal Home Loan Mortgage Corp. Gold
4.00%, 4/01/44, TBA	U.S.$	340	$352,710
4.50%, 10/01/39		1,509	1,609,835
Series 2005
5.50%, 1/01/35		218	241,910
Series 2007
5.50%, 7/01/35		62	68,992
Series 2013
3.50%, 6/01/43		814	819,178
Federal National Mortgage Association
3.00%, 6/01/43-7/01/43		1,470	1,420,970
3.50%, 7/01/43		935	943,093
3.50%, 4/01/44, TBA		3,805	3,827,592
4.00%, 4/01/44, TBA		2,897	3,011,069
4.50%, 4/25/44, TBA		800	853,375
5.00%, 4/25/44, TBA		800	872,187
Series 2003
5.50%, 4/01/33-7/01/33		199	221,576
Series 2004
5.50%, 4/01/34-11/01/34		182	202,498
Series 2005
4.50%, 8/01/35		160	170,965
5.50%, 2/01/35		225	250,314
Series 2007
4.50%, 9/01/35-8/01/37		224	239,768
Series 2012
3.50%, 1/01/43		545	548,774
Government National Mortgage Association
Series 1994
9.00%, 9/15/24		1	1,531

			15,656,337

Agency Fixed Rate 15-Year - 3.6%
Federal National Mortgage Association
2.50%, 4/01/29, TBA		2,665	2,662,918
3.00%, 4/12/29, TBA		280	287,613

			2,950,531

Agency ARMs - 0.7%
Federal Home Loan Mortgage Corp.
2.375%, 11/01/35 (a)		177	189,840
Federal National Mortgage Association
Series 2003
2.56%, 12/01/33 (b)		121	130,687
Series 2007
2.332%, 3/01/34 (b)		219	232,465

			552,992

Total Mortgage Pass-Throughs (cost $18,950,313)			19,159,860

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 22.4%
Industrial - 11.9%
Basic - 2.5%
Barrick North America Finance LLC
4.40%, 5/30/21	139	140,060
Basell Finance Co. BV
8.10%, 3/15/27 (c)	85	110,904
Cia Minera Milpo SAA
4.625%, 3/28/23 (c)	260	241,146
Dow Chemical Co. (The)
4.375%, 11/15/42	94	86,770
8.55%, 5/15/19	86	110,118
Gerdau Trade, Inc.
4.75%, 4/15/23 (c)	260	242,857
Glencore Funding LLC
4.125%, 5/30/23 (c)	155	148,038
International Paper Co.
4.75%, 2/15/22	65	70,281
7.95%, 6/15/18	56	68,491
LyondellBasell Industries NV
5.75%, 4/15/24	200	230,398
Minsur SA
6.25%, 2/07/24 (c)	210	220,530
Rio Tinto Finance USA PLC
2.875%, 8/21/22	117	111,360
3.50%, 3/22/22	51	51,019
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)	260	234,382

		2,066,354

Capital Goods - 0.8%
Embraer SA
5.15%, 6/15/22	82	85,075
Owens Corning
6.50%, 12/01/16 (a)	160	176,676
Republic Services, Inc.
5.25%, 11/15/21	150	167,684
5.50%, 9/15/19	160	181,420

		610,855

Communications - Media - 1.6%
21st Century Fox America, Inc.
4.00%, 10/01/23	64	65,143
4.50%, 2/15/21	300	325,510
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.50%, 3/01/16	95	99,299
3.80%, 3/15/22	165	163,274
NBCUniversal Enterprise, Inc.
5.25%, 3/29/49 (c)	128	129,280
Omnicom Group, Inc.
3.625%, 5/01/22	87	86,400
SES Global Americas Holdings GP
2.50%, 3/25/19 (c)	66	65,597
TCI Communications, Inc.
7.875%, 2/15/26	115	152,329
Time Warner Cable, Inc.
4.125%, 2/15/21	200	209,376

		1,296,208

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 1.7%
American Tower Corp.
5.05%, 9/01/20		260	279,839
AT&T, Inc.
4.30%, 12/15/42		31	27,468
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (c)		320	321,887
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	27	24,889
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	120	131,920
Verizon Communications, Inc.
5.15%, 9/15/23		192	210,109
6.55%, 9/15/43		299	363,863

			1,359,975

Consumer Cyclical - Automotive - 0.6%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		455	523,539

Consumer Cyclical - Entertainment - 0.3%
Time Warner, Inc.
7.625%, 4/15/31		105	139,894
Viacom, Inc.
3.875%, 4/01/24		68	67,833
5.625%, 9/15/19		60	67,923

			275,650

Consumer Cyclical - Retailers - 0.1%
Dollar General Corp.
4.125%, 7/15/17		50	53,476

Consumer Non-Cyclical - 0.8%
Ahold Finance USA LLC
6.875%, 5/01/29		245	298,373
Kroger Co. (The)
3.40%, 4/15/22		194	191,921
Reynolds American, Inc.
3.25%, 11/01/22		127	119,482
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		78	80,249

			690,025

Energy - 1.9%
Anadarko Petroleum Corp.
6.45%, 9/15/36		124	146,666
Encana Corp.
3.90%, 11/15/21		45	46,180
Hess Corp.
7.875%, 10/01/29		19	24,953
Nabors Industries, Inc.
5.10%, 9/15/23 (c)		170	176,789

	Principal Amount (000)		U.S. $ Value
Noble Energy, Inc.
8.25%, 3/01/19		238	296,360
Noble Holding International Ltd.
3.95%, 3/15/22		125	123,951
4.90%, 8/01/20		32	34,144
Transocean, Inc.
6.375%, 12/15/21		1	1,124
6.50%, 11/15/20		185	207,742
Valero Energy Corp.
6.125%, 2/01/20		177	205,527
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		190	246,655

			1,510,091

Technology - 1.2%
Baidu, Inc.
2.25%, 11/28/17		220	220,381
Hewlett-Packard Co.
4.65%, 12/09/21		107	113,193
Motorola Solutions, Inc.
3.50%, 3/01/23		165	157,734
7.50%, 5/15/25		25	30,244
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		300	306,442
Total System Services, Inc.
2.375%, 6/01/18		74	72,968
3.75%, 6/01/23		69	65,523

			966,485

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.75%, 12/15/16		75	83,275

Transportation - Services - 0.3%
Ryder System, Inc.
5.85%, 11/01/16		116	128,617
7.20%, 9/01/15		108	117,166

			245,783

			9,681,716

Financial Institutions - 7.2%
Banking - 4.3%
Bank of America Corp.
5.875%, 2/07/42		113	130,660
BNP Paribas SA
5.186%, 6/29/15 (c)		62	63,628
BPCE SA
5.70%, 10/22/23 (c)		225	233,881
Compass Bank
5.50%, 4/01/20		250	263,927
Credit Suisse AG
6.50%, 8/08/23 (c)		240	262,393
Danske Bank A/S
5.684%, 2/15/17	GBP	98	169,034

	Principal Amount (000)		U.S. $ Value
Goldman Sachs Group, Inc. (The)
Series D
6.00%, 6/15/20	U.S.$	395	453,582
Macquarie Group Ltd.
4.875%, 8/10/17 (c)		232	250,346
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (c)		207	207,914
Morgan Stanley
Series G
5.50%, 7/24/20		140	157,986
Murray Street Investment Trust I
4.647%, 3/09/17		27	29,164
Nationwide Building Society
6.25%, 2/25/20 (c)		230	268,134
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (c)		90	94,387
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		39	45,728
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (c)		100	102,000
Standard Chartered PLC
4.00%, 7/12/22 (c)		265	269,955
UBS AG/Stamford CT
7.625%, 8/17/22		250	293,221
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (c)		190	204,731

			3,500,671

Insurance - 1.9%
American International Group, Inc.
4.875%, 6/01/22		75	82,127
6.40%, 12/15/20		215	256,160
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (c)		164	223,434
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		200	226,512
Lincoln National Corp.
8.75%, 7/01/19		113	145,692
MetLife, Inc.
7.717%, 2/15/19		109	135,571
10.75%, 8/01/39		85	128,775
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		100	147,064
Prudential Financial, Inc.
5.625%, 6/15/43		185	188,700

			1,534,035

REITS - 1.0%
HCP, Inc.
5.375%, 2/01/21		278	311,257
Health Care REIT, Inc.
5.25%, 1/15/22		275	302,911

	Principal Amount (000)	U.S. $ Value
Trust F/1401
5.25%, 12/15/24 (c)	200	199,500

		813,668

		5,848,374

Utility - 3.0%
Electric - 0.7%
CMS Energy Corp.
5.05%, 3/15/22	37	41,155
Constellation Energy Group, Inc.
5.15%, 12/01/20	64	69,899
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	170	203,355
TECO Finance, Inc.
4.00%, 3/15/16	95	100,508
5.15%, 3/15/20	120	132,711

		547,628

Natural Gas - 2.3%
DCP Midstream LLC
5.35%, 3/15/20 (c)	108	116,055
Energy Transfer Partners LP
7.50%, 7/01/38	336	414,589
Enterprise Products Operating LLC
5.20%, 9/01/20	55	61,391
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	321	319,301
4.15%, 3/01/22	89	90,110
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)	305	304,494
TransCanada PipeLines Ltd.
6.35%, 5/15/67	235	243,460
Williams Cos., Inc. (The)
3.70%, 1/15/23	209	189,664
Williams Partners LP
5.25%, 3/15/20	173	190,483

		1,929,547

		2,477,175

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23	260	235,229

Total Corporates - Investment Grades (cost $17,109,495)		18,242,494

ASSET-BACKED SECURITIES - 15.9%
Autos - Fixed Rate - 9.7%
Ally Auto Receivables Trust
Series 2013-SN1, Class A3
0.72%, 5/20/16	392	392,828
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18	260	260,735

	Principal Amount (000)		U.S. $ Value
Series 2014-1, Class A2
1.29%, 1/15/19		252	251,965
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class A3
0.96%, 1/09/17		355	355,935
Series 2013-1, Class A2
0.49%, 6/08/16		103	102,829
Series 2013-3, Class A3
0.92%, 4/09/18		335	335,132
Series 2013-4, Class A3
0.96%, 4/09/18		130	130,233
Series 2013-5, Class A2A
0.65%, 3/08/17		85	85,046
AmeriCredit Automobile Receivables Trust 2011-3
Series 2011-3, Class D
4.04%, 7/10/17		200	208,025
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (c)		288	295,106
Series 2014-1A, Class A
2.46%, 7/20/20 (c)		149	147,813
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		245	246,450
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		275	276,163
Series 2014-1, Class B
2.22%, 1/22/19		60	60,013
Capital Auto Receivables Asset Trust/Ally
Series 2013-1, Class A2
0.62%, 7/20/16		202	202,020
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		113	113,113
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (c)		93	93,540
Series 2013-1A, Class A
1.29%, 10/16/17 (c)		82	81,735
Series 2014-1A, Class A
1.29%, 5/15/18 (c)		106	106,284
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		204	204,128
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (c)		75	74,609
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (c)	CAD	59	53,013
Series 2013-R1A, Class A2
1.676%, 9/15/16 (c)		199	180,626
Series 2013-R4A, Class A1
1.487%, 8/15/15 (c)		59	53,475

	Principal Amount (000)		U.S. $ Value
Series 2014-R2A, Class A1
1.353%, 3/15/16 (c)		127	114,880
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	7	6,820
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		100	98,922
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		330	330,447
Series 2013-1, Class A1
0.85%, 1/15/18		136	136,171
Series 2014-1, Class A1
1.20%, 2/15/19		201	200,989
Harley-Davidson Motorcycle Trust
Series 2012-1, Class A3
0.68%, 4/15/17		166	166,722
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (c)		175	174,920
Series 2013-1A, Class A2
1.83%, 8/25/19 (c)		485	476,827
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (c)		264	264,434
M&T Bank Auto Receivables Trust
Series 2013-1A, Class A3
1.06%, 11/15/17 (c)		160	160,428
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		173	173,170
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (c)		373	373,790
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (c)		14	13,596
Nissan Auto Lease Trust
Series 2012-B, Class A2A
0.45%, 6/15/15		53	52,550
Santander Drive Auto Receivables Trust
Series 2012-3, Class A3
1.08%, 4/15/16		172	172,538
Series 2012-6, Class A2
0.47%, 9/15/15		4	4,453
Series 2013-3, Class C
1.81%, 4/15/19		249	249,505
Series 2013-4, Class A3
1.11%, 12/15/17		270	271,428
Series 2013-5, Class A2A
0.64%, 4/17/17		131	131,060

	Principal Amount (000)	U.S. $ Value
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15	58	58,490

		7,942,956

Credit Cards - Fixed Rate - 2.9%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18	620	621,639
Series 2012-5, Class A
0.59%, 5/15/18	325	325,228
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (c)	255	242,016
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20	220	216,762
Series 2014-A2, Class A2
2.77%, 3/15/23	205	204,872
Discover Card Execution Note Trust
Series 2012-A1, Class A1
0.81%, 8/15/17	224	224,782
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17	300	301,394
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	190	189,662

		2,326,355

Credit Cards - Floating Rate - 1.3%
Barclays Dryrock Issuance Trust
Series 2014-1, Class A
0.53%, 12/16/19 (a)	320	320,004
Cabela’s Master Credit Card Trust
Series 2014-1, Class A
0.504%, 3/16/20 (a)	205	205,017
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.855%, 2/15/17 (a)(c)	320	321,306
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.535%, 12/15/19 (a)	185	185,006

		1,031,333

Other ABS - Fixed Rate - 0.9%
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (c)	213	214,335
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17	95	94,861
Series 2013-C, Class A2
0.63%, 1/17/17	180	180,443

	Principal Amount (000)		U.S. $ Value
Series 2013-D, Class A2
0.49%, 3/15/17		211	210,883
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		39	38,886

			739,408

Autos - Floating Rate - 0.6%
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.647%, 6/20/17 (a)		485	486,582

Home Equity Loans - Floating Rate - 0.3%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
0.904%, 12/25/32 (a)		54	51,938
GSAA Home Equity Trust
Series 2006-5, Class 2A3
0.424%, 3/25/36 (a)		205	143,016
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.417%, 1/20/35 (a)		59	58,303

			253,257

Home Equity Loans - Fixed Rate - 0.2%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		47	48,374
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		103	101,646

			150,020

Total Asset-Backed Securities (cost $12,957,641)			12,929,911

GOVERNMENTS - TREASURIES - 11.8%
Brazil - 1.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	2,660	1,109,857

United States - 10.4%
U.S. Treasury Bonds
3.625%, 8/15/43	U.S.$	245	247,986
3.75%, 11/15/43		490	507,303
4.625%, 2/15/40		2,780	3,332,959
U.S. Treasury Notes
0.125%, 4/30/15		835	834,837
1.50%, 8/31/18-1/31/19		1,575	1,562,491
2.50%, 8/15/23		215	211,926
2.75%, 11/15/23-2/15/24		1,770	1,776,087

			8,473,589

	Principal Amount (000)	U.S. $ Value
Total Governments - Treasuries (cost $9,221,774)		9,583,446

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.8%
Non-Agency Fixed Rate CMBS - 9.3%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51	343	384,333
Series 2007-5, Class AM
5.772%, 2/10/51	78	84,004
CGRBS Commercial Mortgage Trust
Series 2013-VN05
3.369%, 3/13/23 (c)	260	251,894
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.783%, 3/15/49	131	140,975
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.771%, 5/15/46	191	211,116
Commercial Mortgage Pass-Through Certificates
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)	121	117,196
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class AJ
5.792%, 6/15/38	105	104,559
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (c)	180	172,890
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39	506	554,836
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38	130	130,156
Series 2013-KING, Class A
2.706%, 12/10/27 (c)	274	274,268
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (c)	136	129,891
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A
5.431%, 6/12/47	461	504,354
Series 2007-CB20, Class A1A
5.746%, 2/12/51	419	467,763
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)	206	211,492
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
6.00%, 6/15/29	86	86,208
Merrill Lynch Mortgage Trust

	Principal Amount (000)	U.S. $ Value
Series 2005-CIP1, Class A2
4.96%, 7/12/38	111	110,467
Series 2006-C2, Class A1A
5.739%, 8/12/43	159	174,283
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49	604	656,573
Series 2007-9, Class A4
5.70%, 9/12/49	1,105	1,234,375
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.648%, 6/11/42	377	422,041
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (c)	280	277,847
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49	60	57,926
Series 2012-C4, Class A5
2.85%, 12/10/45	112	106,679
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.717%, 5/15/43	412	448,397
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46	233	229,079

		7,543,602

Non-Agency Floating Rate CMBS - 0.5%
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.855%, 12/05/31 (a)(c)	140	139,451
GS Mortgage Securities Corp. II
Series 2013-KYO, Class A
1.004%, 11/08/29 (a)(c)	275	275,000

		414,451

Total Commercial Mortgage-Backed Securities (cost $7,947,853)		7,958,053

AGENCIES - 5.2%
Agency Debentures - 5.2%
Federal National Mortgage Association
6.25%, 5/15/29	1,670	2,195,965
6.625%, 11/15/30	80	109,927
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20	2,292	1,963,772

Total Agencies (cost $4,065,672)		4,269,664

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 3.1%
Quasi-Sovereign Bonds - 3.1%
Chile - 0.3%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)		210	217,008

China - 0.3%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (c)		225	226,205

Indonesia - 0.4%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (c)		360	363,600

Kazakhstan - 0.3%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (c)		212	239,030

Malaysia - 0.6%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		420	472,380

Mexico - 0.3%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23		295	290,140

South Korea - 0.4%
Korea National Oil Corp.
3.125%, 4/03/17 (c)		310	323,052

United Arab Emirates - 0.5%
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)		360	383,400

Total Quasi-Sovereigns (cost $2,372,015)			2,514,815

CORPORATES - NON-INVESTMENT GRADES - 2.6%
Financial Institutions - 1.7%
Banking - 1.2%
ABN AMRO Bank NV
4.31%, 3/10/16	EUR	60	83,692
Bank of America Corp.
Series U
5.20%, 6/01/23	U.S.$	108	101,520
Barclays Bank PLC
7.625%, 11/21/22		280	308,700
Citigroup, Inc.
5.95%, 1/30/23		161	157,377
HBOS Capital Funding LP
4.939%, 5/23/16	EUR	82	109,352
6.071%, 6/30/14 (c)	U.S.$	95	95,119
Societe Generale SA
4.196%, 1/26/15	EUR	48	66,749

			922,509

	Principal Amount (000)		U.S. $ Value
Finance - 0.5%
Aviation Capital Group Corp.
7.125%, 10/15/20 (c)	U.S.$	155	173,500
SLM Corp.
7.25%, 1/25/22		5	5,512
Series A
5.375%, 5/15/14		248	249,240

			428,252

			1,350,761

Industrial - 0.6%
Communications - Media - 0.1%
Sirius XM Holdings, Inc.
4.625%, 5/15/23 (c)		101	95,193

Communications - Telecommunications - 0.3%
Sprint Corp.
7.875%, 9/15/23 (c)		100	110,000
T-Mobile USA, Inc.
6.625%, 4/01/23		90	95,400

			205,400

Consumer Cyclical - Automotive - 0.0%
Dana Holding Corp.
6.00%, 9/15/23		37	38,526

Consumer Cyclical - Entertainment - 0.0%
Greektown Holdings LLC
10.75%, 12/01/13 (d)(e)(f)		55	0

Energy - 0.2%
Cimarex Energy Co.
5.875%, 5/01/22		93	100,905
Denbury Resources, Inc.
4.625%, 7/15/23		102	94,860

			195,765

			534,884

Utility - 0.3%
Natural Gas - 0.3%
ONEOK, Inc.
4.25%, 2/01/22		203	194,439
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		29	26,970

			221,409

Total Corporates - Non-Investment Grades (cost $1,980,657)			2,107,054

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 2.2%
United States - 2.2%
U.S. Treasury Inflation Index 0.125%, 4/15/16 (TIPS) (cost $1,822,466)	1,785	1,833,705

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
Non-Agency Floating Rate - 0.9%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.344%, 12/25/36 (a)	216	132,791
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M2
4.554%, 1/25/24 (a)	62	65,180
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.404%, 3/25/35 (a)	114	97,101
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.274%, 7/25/36 (a)	163	124,400
Series 2006-AR27, Class 2A2
0.354%, 10/25/36 (a)	173	147,533
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.829%, 2/25/47 (a)	219	177,937

		744,942

Non-Agency Fixed Rate - 0.7%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.619%, 5/25/35	117	112,321
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1
2.665%, 2/25/47	164	131,936
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36	140	122,935
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.666%, 7/25/36	252	191,319

		558,511

Agency Fixed Rate - 0.1%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.649%, 5/28/35	50	44,991

Total Collateralized Mortgage Obligations (cost $1,471,485)		1,348,444

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.8%
Qatar - 0.5%
Qatar Government International Bond
4.50%, 1/20/22 (c)		360	391,500

Turkey - 0.3%
Turkey Government International Bond
4.875%, 4/16/43		260	221,650

Total Governments - Sovereign Bonds (cost $613,954)			613,150

	Shares
PREFERRED STOCKS - 0.7%
Financial Institutions - 0.7%
Banking - 0.3%
Morgan Stanley
7.125%		5,000	132,650
State Street Corp.
5.90%		2,975	77,023

		209,673
Insurance - 0.3%
Allstate Corp. (The)
5.10%		9,175	228,457

REITS - 0.1%
Sovereign Real Estate Investment Trust
12.00% (c)		93	123,651

Total Preferred Stocks (cost $532,229)			561,781

	Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO 7.625%, 3/01/40 (cost $203,257)	U.S.$	200	279,174

GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Germany - 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17		70	78,094

Ireland - 0.1%
Bank of Ireland
Series MPLE
2.054%, 9/22/15 (a)	CAD	110	94,527

Total Governments - Sovereign Agencies (cost $167,522)			172,621

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd. 9.50%, 5/04/20 (c) (cost $99,772)	U.S.$	100	100,375

	Shares
WARRANTS - 0.0%
Talon Equity Co. NV, expiring 11/24/15 (d)(e)(f) (cost $0)		47	0

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 15.9%
Time Deposit - 1.6%
State Street Time Deposit 0.01%, 4/01/14 (cost $1,263,891)	U.S.$	1,264	1,263,891

U.S. Treasury Bills - 11.0%
U.S. Treasury Bill Zero Coupon 4/24/14 (cost $8,999,396)		9,000	8,999,396

Governments - Treasuries - 3.3%
Japan - 3.3%
Japan Treasury Discount Bill Series 440 Zero Coupon 5/23/14 (cost $2,731,747)	JPY	280,000	2,712,666

Total Short-Term Investments (cost $12,995,034)			12,975,953

Total Investments - 116.2% (cost $92,511,139) (g)			94,650,500
Other assets less liabilities - (16.2)% (h)			(13,219,662)

Net Assets - 100.0%			$81,430,838

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	9	June 2014	$1,075,771	$1,070,578	$(5,193)

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2014	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 10 Yr (CBT) Futures	11	June 2014	$1,364,703	$1,358,500	$(6,203)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	5	June 2014	1,099,133	1,097,812	1,321

					$(10,075)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	IDR	2,546,655	USD	219	4/11/14	$(5,738)
Barclays Bank PLC Wholesale	USD	213	IDR	2,562,961	4/11/14	12,906
Barclays Bank PLC Wholesale	JPY	140,000	USD	1,369	5/23/14	11,916
BNP Paribas SA	CAD	524	USD	473	4/10/14	(1,436)
BNP Paribas SA	USD	408	PEN	1,152	4/21/14	394
BNP Paribas SA	USD	812	MYR	2,688	4/25/14	12,300
Credit Suisse International	PLN	2,487	USD	819	4/03/14	(3,834)
Credit Suisse International	JPY	84,071	USD	816	4/11/14	1,300
Goldman Sachs Bank USA	BRL	416	USD	169	4/02/14	(14,008)
Goldman Sachs Bank USA	USD	184	BRL	416	4/02/14	(486)
Goldman Sachs Bank USA	BRL	1,663	USD	687	5/05/14	(39,267)
Goldman Sachs Bank USA	JPY	140,000	USD	1,359	5/23/14	1,763
HSBC Bank USA	BRL	1,426	USD	630	4/02/14	1,666
HSBC Bank USA	USD	614	BRL	1,426	4/02/14	14,611
HSBC Bank USA	BRL	1,426	USD	609	5/05/14	(14,010)
Royal Bank of Scotland PLC	USD	207	BRL	493	5/05/14	8,001
State Street Bank & Trust Co.	BRL	1,010	USD	418	4/02/14	(26,908)
State Street Bank & Trust Co.	CAD	127	USD	115	4/10/14	157
State Street Bank & Trust Co.	USD	66	CAD	74	4/10/14	690
State Street Bank & Trust Co.	AUD	17	USD	15	4/17/14	(514)
State Street Bank & Trust Co.	EUR	192	USD	266	4/24/14	1,981
State Street Bank & Trust Co.	GBP	90	USD	149	5/08/14	(504)

						$(39,020)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/ (Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanely & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	3.08%	$1,350	$(109,579)	$(58,230)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 22, 5 Year Index, 06/20/19*	(1.00)%	0.69%	$2,530	$(39,413)	$(2,055)

				$(148,992)	$(60,285)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/ (CME Group)	AUD	1,890	1/13/17	3 Month BBR	3.170%	$1,503
Morgan Stanley & Co., LLC/ (CME Group)		1,650	2/13/17	3 Month BBR	3.245%	4,038
Morgan Stanley & Co., LLC/ (CME Group)		$530	1/14/24	2.980%	3 Month LIBOR	(10,692)
Morgan Stanley & Co., LLC/ (CME Group)		460	2/14/24	2.889%	3 Month LIBOR	(4,009)

						$(9,160)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp.,
5.95%, 9/15/16, 9/20/17*	1.00%	0.44%	$270	$5,171	$(6,598)	$11,769

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$1,390	1/30/17	1.059%	3 Month LIBOR	$(7,227)
JPMorgan Chase Bank, NA	1,520	2/07/22	2.043%	3 Month LIBOR	50,296

					$43,069

(a)	Floating Rate Security. Stated interest rate was in effect at March 31, 2014.
(b)	Variable rate coupon, rate shown as of March 31, 2014.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate market value of these securities amounted to $13,491,729 or 16.6% of net assets.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)	Illiquid security.
(g)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,751,646 and gross unrealized depreciation of investments was $(612,285), resulting in net unrealized appreciation of $2,139,361.
(h)	An amount of U.S. $23,395 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BBR	-	Bank of England Base Rate
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GO	-	General Obligation
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Mortgage Pass-Throughs	$	– 0	–	$19,159,860	$	– 0	–	$19,159,860
Corporates - Investment Grades		– 0	–	18,242,494		– 0	–	18,242,494
Asset-Backed Securities		– 0	–	11,672,346		1,257,565		12,929,911

Investments in Securities:	Level 1			Level 2		Level 3			Total
Governments - Treasuries	$	– 0	–	$9,583,446		$	– 0	–	$9,583,446
Commercial Mortgage-Backed Securities		– 0	–	7,769,490			188,563		7,958,053
Agencies		– 0	–	4,269,664			– 0	–	4,269,664
Quasi-Sovereigns		– 0	–	2,514,815			– 0	–	2,514,815
Corporates - Non-Investment Grades		– 0	–	2,107,054			– 0	– ^	2,107,054
Inflation-Linked Securities		– 0	–	1,833,705			– 0	–	1,833,705
Collateralized Mortgage Obligations		– 0	–	44,991			1,303,453		1,348,444
Governments - Sovereign Bonds		– 0	–	613,150			– 0	–	613,150
Preferred Stocks		438,130		123,651			– 0	–	561,781
Local Governments - Municipal Bonds		– 0	–	279,174			– 0	–	279,174
Governments - Sovereign Agencies		– 0	–	172,621			– 0	–	172,621
Emerging Markets - Corporate Bonds		– 0	–	100,375			– 0	–	100,375
Warrants		– 0	–	– 0	–		– 0	– ^	– 0	–
Short-Term Investments:
Time Deposit		– 0	–	1,263,891			– 0	–	1,263,891
U.S. Treasury Bills		– 0	–	8,999,396			– 0	–	8,999,396
Governments - Treasuries		– 0	–	2,712,666			– 0	–	2,712,666

Total Investments in Securities		438,130		91,462,789			2,749,581		94,650,500
Other Financial Instruments*:
Assets:
Futures		1,321		– 0	–		– 0	–	1,321
Forward Currency Exchange Contracts		– 0	–	67,685			– 0	–	67,685
Centrally Cleared Interest Rate Swaps		– 0	–	5,541			– 0	–	5,541
Credit Default Swaps		– 0	–	11,769			– 0	–	11,769
Interest Rate Swaps		– 0	–	50,296			– 0	–	50,296
Liabilities:
Futures		(11,396)		– 0	–		– 0	–	(11,396)
Forward Currency Exchange Contracts		– 0	–	(106,705)			– 0	–	(106,705)
Centrally Cleared Credit Default Swaps		– 0	–	(60,285)			– 0	–	(60,285)
Centrally Cleared Interest Rate Swaps		– 0	–	(14,701)			– 0	–	(14,701)
Interest Rate Swaps		– 0	–	(7,227)			– 0	–	(7,227)

Total**		$428,055		$91,409,162			$2,749,581		$94,586,798

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
**	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Corporates - Non- Investment Grades^
Balance as of 12/31/13	$1,270,213		$186,676		$	– 0	–
Accrued discounts/(premiums)	739		(41)			– 0	–
Realized gain (loss)	991		– 0	–		– 0	–
Change in unrealized appreciation/depreciation	5,615		1,928			– 0	–
Purchases	113,809		– 0	–		– 0	–
Sales	(133,802)		– 0	–		– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 3/31/14	$1,257,565		$188,563		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/14	$5,615		$1,928		$	– 0	–

	Collateralized Mortgage Obligations		Common Stocks			Warrants^
Balance as of 12/31/13	$1,240,216			$3,690		$	– 0	–
Accrued discounts/(premiums)	2,114			– 0	–		– 0	–
Realized gain (loss)	(2,263)			3,742			– 0	–
Change in unrealized appreciation/depreciation	34,586			(3,686)			– 0	–
Purchases	62,036			– 0	–		– 0	–
Sales	(33,236)			(3,746)			– 0	–
Transfers in to Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 3/31/14	$1,303,453		$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 3/31/14	$34,585		$	– 0	–	$	– 0	–

	Total
Balance as of 12/31/13	$2,700,795
Accrued discounts/(premiums)	2,812
Realized gain (loss)	2,470
Change in unrealized appreciation/depreciation	38,443
Purchases	175,845
Sales	(170,784)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 3/31/14	$2,749,581

Net change in unrealized appreciation/depreciation from investments held as of 3/31/14	$42,128

^	The Portfolio held a security with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at March 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 3/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$1,142,685	Third Party Vendor	Evaluated Quotes	$69.69 – $102.10/$96.16
	$114,880	Valuation Committee Valuation	Transaction Price	$90.46/N/A
Commercial Mortgage-Backed Securities	$188,563	Third Party Vendor	Evaluated Quotes	$99.58 – $108.29/$103.46

	Fair Value at 3/31/14			Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grades	$	– 0	–	Qualitative Assessment		$0.00/N/A
Collateralized Mortgage Obligations		$1,303,453		Third Party Vendor	Evaluated Quotes	$61.37 – $105.07/$81.70
Warrants	$	– 0	–	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Financials - 25.8%
Capital Markets - 8.7%
Aberdeen Asset Management PLC	266,580	$1,737,459
Azimut Holding SpA	42,025	1,501,270
Partners Group Holding AG	10,083	2,832,185
UBS AG (REG) (a)	109,050	2,256,609

		8,327,523

Commercial Banks - 6.7%
Credicorp Ltd.	8,900	1,227,488
HSBC Holdings PLC	124,001	1,255,562
Kasikornbank PCL (NVDR)	125,500	690,630
Sberbank of Russia (Sponsored ADR)	59,988	586,083
Sumitomo Mitsui Financial Group, Inc.	32,800	1,405,936
UniCredit SpA	138,160	1,262,925

		6,428,624

Diversified Financial Services - 1.3%
IG Group Holdings PLC	122,108	1,278,463

Insurance - 6.0%
AIA Group Ltd.	598,400	2,846,078
Prudential PLC	137,420	2,909,792

		5,755,870

Real Estate Management & Development - 1.2%
Global Logistic Properties Ltd.	522,000	1,101,648

Thrifts & Mortgage Finance - 1.9%
Housing Development Finance Corp.	124,580	1,838,060

		24,730,188

Consumer Discretionary - 15.8%
Automobiles - 2.8%
Nissan Motor Co., Ltd.	168,700	1,503,678
Volkswagen AG (Preference Shares)	4,609	1,195,093

		2,698,771

Diversified Consumer Services - 0.9%
Kroton Educacional SA	38,800	853,292

Hotels, Restaurants & Leisure - 1.4%
Melco Crown Entertainment Ltd. (ADR) (a)	33,840	1,307,916

Household Durables - 0.9%
Panasonic Corp.	78,200	889,375

Media - 1.4%
Naspers Ltd.-Class N	12,050	1,327,825

Multiline Retail - 2.1%
Golden Eagle Retail Group Ltd. (b)	393,000	543,472
Matahari Department Store Tbk PT (a)	706,500	868,537
Poundland Group PLC (a)	92,669	587,074

		1,999,083

Company	Shares	U.S. $ Value
Specialty Retail - 2.0%
Belle International Holdings Ltd.	539,000	536,059
Fast Retailing Co., Ltd.	3,900	1,410,591

		1,946,650

Textiles, Apparel & Luxury Goods - 4.3%
Brunello Cucinelli SpA (b)	19,523	517,109
Cie Financiere Richemont SA	22,892	2,187,060
Li & Fung Ltd.	408,000	604,605
Prada SpA	105,300	815,722

		4,124,496

		15,147,408

Consumer Staples - 13.3%
Beverages - 2.3%
Anheuser-Busch InBev NV	20,522	2,161,279

Food & Staples Retailing - 0.5%
Tsuruha Holdings, Inc.	5,000	492,595

Food Products - 5.2%
Danone SA (b)	24,266	1,714,327
Nestle SA	32,272	2,429,100
Universal Robina Corp.	270,820	859,376

		5,002,803

Household Products - 2.9%
Reckitt Benckiser Group PLC	22,520	1,837,744
Unicharm Corp.	17,000	907,063

		2,744,807

Tobacco - 2.4%
British American Tobacco PLC	40,787	2,275,333

		12,676,817

Health Care - 12.0%
Health Care Equipment & Supplies - 2.2%
Elekta AB-Class B	40,530	539,554
Essilor International SA	10,100	1,019,274
Shandong Weigao Group Medical Polymer Co., Ltd.-Class H	496,000	565,820

		2,124,648

Health Care Providers & Services - 0.7%
Life Healthcare Group Holdings Ltd.	182,640	667,330

Pharmaceuticals - 9.1%
Aspen Pharmacare Holdings Ltd.	27,101	723,266
Bayer AG	9,007	1,219,760
Novo Nordisk A/S-Class B	33,395	1,520,549
Roche Holding AG	11,530	3,467,805
Shire PLC	18,871	934,214
Sun Pharmaceutical Industries Ltd.	84,660	816,695

		8,682,289

		11,474,267

Company	Shares	U.S. $ Value
Industrials - 11.1%
Aerospace & Defense - 2.2%
Safran SA	29,880	2,070,071

Commercial Services & Supplies - 1.4%
Aggreko PLC	53,400	1,337,778

Machinery - 2.6%
Komatsu Ltd.	72,300	1,515,738
Melrose Industries PLC	198,903	985,722

		2,501,460

Professional Services - 3.4%
Capita PLC	102,990	1,883,168
Intertek Group PLC	27,470	1,410,351

		3,293,519

Trading Companies & Distributors - 1.5%
Wolseley PLC	24,632	1,403,463

		10,606,291

Information Technology - 10.1%
Internet Software & Services - 4.7%
Baidu, Inc. (Sponsored ADR) (a)	10,110	1,540,562
Mail.ru Group Ltd. (GDR) (a)(c)	20,560	729,009
Tencent Holdings Ltd.	21,300	1,486,743
Yandex NV-Class A (a)	24,890	751,429

		4,507,743

IT Services - 0.8%
Tata Consultancy Services Ltd.	20,800	745,239

Semiconductors & Semiconductor Equipment - 4.6%
ams AG	7,500	1,053,215
MediaTek, Inc.	120,000	1,776,202
Taiwan Semiconductor Manufacturing Co., Ltd.	401,000	1,577,751

		4,407,168

		9,660,150

Materials - 4.7%
Chemicals - 3.7%
Croda International PLC	33,560	1,427,196
Essentra PLC	30,120	438,963
Linde AG	8,280	1,657,874

		3,524,033

Metals & Mining - 1.0%
BHP Billiton PLC	30,700	947,975

		4,472,008

Energy - 3.8%
Energy Equipment & Services - 2.0%
Schlumberger Ltd.	20,040	1,953,900

Oil, Gas & Consumable Fuels - 1.8%
BG Group PLC	89,570	1,672,209

		3,626,109

Total Common Stocks (cost $67,561,387)		92,393,238

Company	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 3.9%
Time Deposit - 3.9%
State Street Time Deposit 0.01%, 4/01/14 (cost $3,780,065)	U.S.$	3,780	3,780,065

Total Investments Before Security Lending Collateral for Securities Loaned - 100.5% (cost $71,341,452)			96,173,303

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
Investment Companies - 2.9%
AllianceBernstein Exchange Reserves-Class I, 0.07%(d) (cost $2,722,994)		2,722,994	2,722,994

Total Investments - 103.4% (cost $74,064,446) (e)			98,896,297
Other assets less liabilities - (3.4)%			(3,227,940)

Net Assets - 100.0%			$95,668,357

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	HKD	5,982	USD	771	5/15/14	$32
Barclays Bank PLC Wholesale	JPY	498,297	USD	4,865	5/15/14	36,072
Barclays Bank PLC Wholesale	JPY	58,693	USD	569	5/15/14	(93)
Barclays Bank PLC Wholesale	USD	2,773	CHF	2,456	5/15/14	6,063
BNP Paribas SA	CAD	2,960	USD	2,684	5/15/14	9,113
BNP Paribas SA	CHF	8,570	USD	9,533	5/15/14	(164,131)
BNP Paribas SA	EUR	743	USD	1,030	5/15/14	6,866
BNP Paribas SA	EUR	2,107	USD	2,863	5/15/14	(39,911)
BNP Paribas SA	GBP	266	USD	445	5/15/14	1,676
BNP Paribas SA	GBP	897	USD	1,474	5/15/14	(21,212)
BNP Paribas SA	USD	8,461	AUD	9,490	5/15/14	313,799
BNP Paribas SA	USD	4,959	CAD	5,502	5/15/14	13,107
Citibank, NA	AUD	3,494	USD	3,142	5/15/14	(88,854)
Citibank, NA	USD	772	CAD	857	5/15/14	2,748
Credit Suisse International	USD	3,958	CAD	4,349	5/15/14	(27,585)
Deutsche Bank AG London	CHF	495	USD	562	5/15/14	1,631
Deutsche Bank AG London	JPY	57,289	USD	565	5/15/14	9,847
Deutsche Bank AG London	USD	1,774	EUR	1,290	5/15/14	2,555
Deutsche Bank AG London	USD	3,123	GBP	1,878	5/15/14	7,046
Goldman Sachs Bank USA	USD	4,733	CHF	4,269	5/15/14	97,853
Goldman Sachs Bank USA	USD	1,959	JPY	204,256	5/15/14	20,086

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	HKD	35,447	USD	4,569	5/15/14	$(1,866)
HSBC Bank USA	USD	471	HKD	3,655	5/15/14	87
HSBC Bank USA	USD	2,073	HKD	16,070	5/15/14	(408)
Morgan Stanley & Co., Inc.	JPY	87,556	USD	851	5/15/14	2,921
Morgan Stanley & Co., Inc.	USD	10,200	JPY	1,038,970	5/15/14	(132,077)
Royal Bank of Scotland PLC	CHF	2,168	USD	2,388	5/15/14	(65,418)
Royal Bank of Scotland PLC	GBP	11,569	USD	18,869	5/15/14	(412,328)
Standard Chartered Bank	RUB	42,138	USD	1,141	5/15/14	(45,368)
State Street Bank & Trust Co.	EUR	1,152	USD	1,584	5/15/14	(3,392)
State Street Bank & Trust Co.	NOK	2,195	USD	357	5/15/14	(8,842)
State Street Bank & Trust Co.	SEK	4,426	USD	684	5/15/14	1,045
State Street Bank & Trust Co.	USD	7,646	EUR	5,623	5/15/14	99,850
State Street Bank & Trust Co.	USD	909	NOK	5,652	5/15/14	32,897
State Street Bank & Trust Co.	USD	2,218	SEK	14,411	5/15/14	6,766
UBS AG	CHF	483	USD	550	5/15/14	3,841
UBS AG	USD	8,122	GBP	4,917	5/15/14	72,726

						$(262,858)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the market value of this security amounted to $729,009 or 0.8% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,901,821 and gross unrealized depreciation of investments was $(2,069,970), resulting in net unrealized appreciation of $24,831,851.
Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

25.3%	United Kingdom
13.7%	Switzerland
8.5%	Japan
5.5%	Hong Kong
5.0%	France
4.3%	China
4.3%	Italy
4.2%	Germany
3.5%	India
3.5%	Taiwan
2.8%	South Africa
2.3%	Belgium
13.2%	Other
3.9%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2014. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding Securities Lending) and may vary over time. “Other” country weightings represent 2.1% or less in the following countries: Austria, Brazil, Denmark, Indonesia, Peru, Philippines, Russia, Singapore, Sweden, Thailand and United States.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$1,813,571		$22,916,617		$	– 0	–	$24,730,188
Consumer Discretionary	2,748,282		12,399,126			– 0	–	15,147,408
Consumer Staples	– 0	–	12,676,817			– 0	–	12,676,817
Health Care	– 0	–	11,474,267			– 0	–	11,474,267
Industrials	– 0	–	10,606,291			– 0	–	10,606,291
Information Technology	2,603,951		7,056,199			– 0	–	9,660,150
Materials	– 0	–	4,472,008			– 0	–	4,472,008
Energy	1,953,900		1,672,209			– 0	–	3,626,109
Short-Term Investments	– 0	–	3,780,065			– 0	–	3,780,065
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,722,994		– 0	–		– 0	–	2,722,994

Total Investments in Securities	11,842,698		87,053,599	+		– 0	–	98,896,297
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	748,627			– 0	–	748,627
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,011,485)			– 0	–	(1,011,485)

Total++	$11,842,698		$86,790,741		$	– 0	–	$98,633,439

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	An amount of $5,997,430 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

International Value Portfolio

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.5%
Financials - 23.7%
Capital Markets - 2.6%
Deutsche Bank AG (REG)	214,941	$9,633,341
Macquarie Group Ltd.	200,427	10,807,404

		20,440,745

Commercial Banks - 12.3%
Banco do Brasil SA	215,400	2,164,443
Bank Hapoalim BM	803,085	4,584,819
BNP Paribas SA	74,760	5,763,930
China Construction Bank Corp.-Class H	3,772,000	2,647,722
Danske Bank A/S	209,370	5,825,680
HSBC Holdings PLC	953,486	9,654,441
Industrial & Commercial Bank of China Ltd.-Class H	2,777,000	1,711,964
KBC Groep NV	136,120	8,383,085
Lloyds Banking Group PLC (a)	10,557,428	13,207,548
Mitsubishi UFJ Financial Group, Inc.	1,530,000	8,425,374
Societe Generale SA	195,622	12,041,620
Sumitomo Mitsui Financial Group, Inc.	153,800	6,592,468
UniCredit SpA	1,572,560	14,374,820

		95,377,914

Diversified Financial Services - 2.0%
ING Groep NV (a)	282,680	4,020,185
ORIX Corp.	821,900	11,583,842

		15,604,027

Insurance - 3.9%
Aegon NV	475,823	4,382,859
AIA Group Ltd.	1,417,400	6,741,361
Aviva PLC	595,600	4,752,104
Direct Line Insurance Group PLC	917,510	3,632,864
Muenchener Rueckversicherungs AG	48,650	10,630,856

		30,140,044

Real Estate Investment Trusts (REITs) - 0.0%
Stockland	2,612	9,099

Real Estate Management & Development - 2.9%
Aeon Mall Co., Ltd.	160,800	4,119,615
China Overseas Land & Investment Ltd.	948,000	2,457,041
Country Garden Holdings Co., Ltd.	9,470,000	3,928,319
Lend Lease Group	566,810	6,242,242
Mitsui Fudosan Co., Ltd.	116,000	3,538,953
Wharf Holdings Ltd.	311,000	1,994,655

		22,280,825

		183,852,654

Consumer Discretionary - 15.6%
Auto Components - 4.8%
Cie Generale des Etablissements Michelin-Class B	92,962	11,621,621
GKN PLC	967,350	6,303,035
Plastic Omnium SA	81,446	3,019,908

Company	Shares	U.S. $ Value
Valeo SA	115,730	16,298,649

		37,243,213

Automobiles - 5.1%
Bayerische Motoren Werke AG	53,150	6,716,355
Honda Motor Co., Ltd.	225,600	7,938,109
Mazda Motor Corp.	595,000	2,643,348
Nissan Motor Co., Ltd.	955,800	8,519,357
Renault SA	35,430	3,441,451
Tata Motors Ltd.	428,010	2,891,048
Volkswagen AG (Preference Shares)	29,630	7,682,926

		39,832,594

Hotels, Restaurants & Leisure - 1.1%
Melco Crown Entertainment Ltd. (ADR) (a)	175,690	6,790,419
William Hill PLC	252,284	1,435,357

		8,225,776

Household Durables - 0.6%
Taylor Wimpey PLC	2,432,240	4,781,075

Media - 1.3%
Liberty Global PLC-Series C (a)	250,900	10,214,139

Multiline Retail - 0.3%
Myer Holdings Ltd. (b)	901,780	1,868,423

Specialty Retail - 1.8%
Kingfisher PLC	644,960	4,534,571
Shimamura Co., Ltd.	45,700	3,954,604
Yamada Denki Co., Ltd. (b)	1,722,600	5,741,378

		14,230,553

Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA	48,710	4,653,664

		121,049,437

Industrials - 12.4%
Aerospace & Defense - 4.0%
Airbus Group NV	216,160	15,481,578
MTU Aero Engines AG	45,650	4,237,898
Safran SA	120,160	8,324,625
Thales SA	47,740	3,165,639

		31,209,740

Airlines - 1.3%
Japan Airlines Co., Ltd.	47,900	2,357,377
Qantas Airways Ltd. (a)	3,952,513	4,060,636
Turk Hava Yollari	1,083,248	3,335,843

		9,753,856

Building Products - 0.3%
Asahi Glass Co., Ltd.	460,000	2,661,513

Electrical Equipment - 1.0%
Sumitomo Electric Industries Ltd.	526,800	7,864,488

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.9%
Bidvest Group Ltd.	110,440	2,918,011
Hutchison Whampoa Ltd.	464,000	6,164,115
Toshiba Corp.	1,375,000	5,828,031

		14,910,157

Machinery - 0.4%
IHI Corp.	667,000	2,806,421

Marine - 1.9%
AP Moeller - Maersk A/S-Class B (b)	740	8,856,875
Nippon Yusen KK	1,892,000	5,494,972

		14,351,847

Road & Rail - 0.9%
Central Japan Railway Co.	60,900	7,113,783

Trading Companies & Distributors - 0.7%
Mitsubishi Corp.	305,300	5,663,257

		96,335,062

Health Care - 9.9%
Biotechnology - 0.9%
Actelion Ltd. (REG) (a)	71,790	6,803,418

Pharmaceuticals - 9.0%
Astellas Pharma, Inc.	248,000	2,944,397
Daiichi Sankyo Co., Ltd.	306,000	5,156,240
GlaxoSmithKline PLC	788,480	21,025,080
Novartis AG	189,240	16,067,976
Richter Gedeon Nyrt	155,360	2,710,010
Roche Holding AG	65,660	19,748,144
Teva Pharmaceutical Industries Ltd.	45,750	2,411,054

		70,062,901

		76,866,319

Telecommunication Services - 7.4%
Diversified Telecommunication Services - 4.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,757,973	3,133,767
Hellenic Telecommunications Organization SA (a)	164,210	2,710,443
Nippon Telegraph & Telephone Corp.	156,600	8,509,896
Telenor ASA	168,030	3,718,979
Vivendi SA	516,556	14,377,221
Ziggo NV	47,450	2,107,227

		34,557,533

Wireless Telecommunication Services - 2.9%
NTT DoCoMo, Inc.	291,000	4,585,425
Turkcell Iletisim Hizmetleri AS (a)	546,640	3,062,025
Vodafone Group PLC	4,114,814	15,131,494

		22,778,944

		57,336,477

Materials - 7.2%
Chemicals - 4.6%
Arkema SA	75,666	8,559,761

Company	Shares	U.S. $ Value
BASF SE	27,110	3,016,603
Denki Kagaku Kogyo KK	970,000	3,322,906
Incitec Pivot Ltd.	1,883,880	5,180,797
JSR Corp.	286,400	5,298,636
Koninklijke DSM NV	90,145	6,182,829
Nippon Shokubai Co., Ltd.	367,000	4,345,484

		35,907,016

Metals & Mining - 1.8%
Dowa Holdings Co., Ltd.	348,000	2,903,302
MMC Norilsk Nickel OJSC (ADR)	237,500	3,949,625
Rio Tinto PLC	129,700	7,233,073

		14,086,000

Paper & Forest Products - 0.8%
Mondi PLC	343,690	6,022,707

		56,015,723

Consumer Staples - 6.6%
Beverages - 1.1%
Asahi Group Holdings Ltd.	112,600	3,156,831
Carlsberg A/S-Class B	52,510	5,219,903

		8,376,734

Food & Staples Retailing - 1.3%
Koninklijke Ahold NV	491,684	9,876,035

Food Products - 0.9%
Ajinomoto Co., Inc.	263,000	3,764,081
Danone SA	48,440	3,422,155

		7,186,236

Household Products - 0.8%
Reckitt Benckiser Group PLC	71,240	5,813,538

Tobacco - 2.5%
British American Tobacco PLC	171,040	9,541,593
Imperial Tobacco Group PLC	251,000	10,149,833

		19,691,426

		50,943,969

Information Technology - 6.1%
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson-Class B	267,065	3,561,937

Computers & Peripherals - 1.1%
Casetek Holdings Ltd.	507,000	2,771,516
Catcher Technology Co., Ltd.	826,000	5,997,473

		8,768,989

Electronic Equipment, Instruments & Components - 0.2%
LG Display Co., Ltd. (a)	42,180	1,060,587

IT Services - 0.7%
Fujitsu Ltd.	935,000	5,651,632

Semiconductors & Semiconductor Equipment - 3.6%
ASM International NV	94,630	3,794,250

Company	Shares	U.S. $ Value
Novatek Microelectronics Corp.	464,000	2,132,750
Samsung Electronics Co., Ltd.	5,950	7,521,826
SK Hynix, Inc. (a)	74,200	2,517,671
Sumco Corp.	503,400	3,900,129
Taiwan Semiconductor Manufacturing Co., Ltd.	799,000	3,143,700
Tokyo Electron Ltd.	79,900	4,965,831

		27,976,157

		47,019,302

Energy - 5.6%
Energy Equipment & Services - 1.7%
Aker Solutions ASA	314,702	4,897,891
Saipem SpA	196,210	4,792,393
Seadrill Ltd.	110,810	3,901,292

		13,591,576

Oil, Gas & Consumable Fuels - 3.9%
China Petroleum & Chemical Corp.-Class H	2,408,000	2,160,072
ENI SpA	276,930	6,944,404
Gazprom OAO (Sponsored ADR)	318,430	2,474,201
JX Holdings, Inc.	1,626,200	7,839,963
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	292,129	10,674,014

		30,092,654

		43,684,230

Utilities - 3.0%
Electric Utilities - 2.1%
EDP - Energias de Portugal SA	1,643,770	7,631,424
Electricite de France	92,880	3,672,528
Enel SpA	952,320	5,386,488

		16,690,440

Multi-Utilities - 0.9%
National Grid PLC	510,620	7,016,731

		23,707,171

Total Common Stocks (cost $636,329,145)		756,810,344

WARRANTS - 0.6%
Financials - 0.6%
Real Estate Management & Development - 0.6%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a) (cost $2,799,578)	1,682,800	4,558,758

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
State Street Time Deposit 0.01%, 4/01/14 (cost $4,346,043)	$4,346	$4,346,043

Total Investments Before Security Lending Collateral for Securities Loaned - 98.7% (cost $643,474,766)		765,715,145

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
Investment Companies - 2.1%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $16,395,288)	16,395,288	16,395,288

Total Investments - 100.8% (cost $659,870,054) (d)		782,110,433
Other assets less liabilities - (0.8)% (e)		(5,927,311)

Net Assets - 100.0%		$776,183,122

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	63	June 2014	$2,580,438	$2,690,550	$110,112

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	14,319	GBP	8,592	4/16/14	$3,772
BNP Paribas SA	USD	6,138	KRW	6,619,648	4/16/14	82,242
BNP Paribas SA	USD	15,223	JPY	1,555,147	7/15/14	(147,605)
Citibank, NA	USD	3,130	EUR	2,274	7/15/14	2,021
Credit Suisse International	CHF	16,156	USD	18,207	4/16/14	(70,338)
Credit Suisse International	GBP	2,376	USD	3,916	4/16/14	(44,384)
Credit Suisse International	USD	7,528	AUD	8,468	4/16/14	317,533
Credit Suisse International	USD	8,239	CHF	7,329	4/16/14	52,529
Credit Suisse International	USD	7,302	NOK	44,998	4/16/14	208,571
Credit Suisse International	CHF	22,485	USD	25,423	7/15/14	(32,715)
Credit Suisse International	GBP	8,721	USD	14,365	7/15/14	(163,086)
Deutsche Bank AG London	USD	3,765	EUR	2,734	7/15/14	732
Goldman Sachs Bank USA	JPY	1,763,531	USD	16,803	4/16/14	(284,730)
Goldman Sachs Bank USA	USD	15,515	GBP	9,430	4/16/14	204,374

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	1,922	RUB	70,242	4/16/14	$71,603
HSBC Bank USA	GBP	22,654	USD	36,988	4/16/14	(775,736)
HSBC Bank USA	USD	11,367	GBP	7,008	4/16/14	315,345
JPMorgan Chase Bank, NA	USD	16,914	JPY	1,763,531	4/16/14	173,406
Morgan Stanley & Co., Inc.	CNY	61,885	USD	10,136	4/16/14	155,484
Morgan Stanley & Co., Inc.	EUR	1,757	USD	2,392	4/16/14	(28,487)
Morgan Stanley & Co., Inc.	KRW	21,510,585	USD	20,054	4/16/14	(158,378)
Morgan Stanley & Co., Inc.	NZD	26,094	USD	21,765	4/16/14	(854,772)
Morgan Stanley & Co., Inc.	SEK	20,114	USD	3,077	4/16/14	(30,141)
Morgan Stanley & Co., Inc.	USD	7,491	EUR	5,441	4/16/14	4,720
Morgan Stanley & Co., Inc.	USD	11,065	NOK	67,142	4/16/14	142,396
Morgan Stanley & Co., Inc.	USD	14,699	NZD	17,798	4/16/14	729,094
Morgan Stanley & Co., Inc.	USD	36,787	SEK	241,759	4/16/14	557,327
Royal Bank of Scotland PLC	USD	13,940	KRW	14,890,937	4/16/14	52,524
Royal Bank of Scotland PLC	USD	6,865	NZD	8,296	4/16/14	326,779
Standard Chartered Bank	EUR	3,684	USD	5,063	4/16/14	(12,222)
Standard Chartered Bank	HKD	162,386	USD	20,944	4/16/14	7,431
Standard Chartered Bank	RUB	216,464	USD	6,055	4/16/14	(88,467)
Standard Chartered Bank	BRL	4,506	USD	1,808	5/05/14	(161,241)
UBS AG	USD	1,845	BRL	4,506	5/05/14	124,089

						$679,670

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $141,435,454 and gross unrealized depreciation of investments was $(19,195,075), resulting in net unrealized appreciation of $122,240,379.
(e)	An amount of U.S. 244,196 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2014.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

Country Breakdown*

March 31, 2014 (unaudited)

22.1%	Japan
19.7%	United Kingdom
14.3%	France
6.2%	Switzerland
5.5%	Germany
4.1%	Italy
4.0%	Netherlands
3.7%	Australia
2.8%	Hong Kong
2.6%	Denmark
1.8%	Taiwan
1.7%	China
1.6%	Norway
9.3%	Other
0.6%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2014. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding Securities Lending) and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Belgium, Brazil, Greece, Hungary, India, Israel, Portugal, Russia, South Africa, South Korea, Sweden, Turkey and United Arab Emirates.

AllianceBernstein Variable Products Series Fund

International Value Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1		Level 2	Level 3			Total
Assets:
Common Stocks:
Financials	$5,797,307		$178,055,347	$	– 0	–	$183,852,654
Consumer Discretionary	17,004,558		104,044,879		– 0	–	121,049,437
Industrials	– 0	–	96,335,062		– 0	–	96,335,062
Health Care	– 0	–	76,866,319		– 0	–	76,866,319
Telecommunication Services	– 0	–	57,336,477		– 0	–	57,336,477
Materials	3,949,625		52,066,098		– 0	–	56,015,723
Consumer Staples	9,876,035		41,067,934		– 0	–	50,943,969
Information Technology	– 0	–	47,019,302		– 0	–	47,019,302
Energy	2,474,201		41,210,029		– 0	–	43,684,230
Utilities	– 0	–	23,707,171		– 0	–	23,707,171
Warrants	– 0	–	4,558,758		– 0	–	4,558,758

Investments in Securities:	Level 1			Level 2		Level 3			Total
Short-Term Investments	$	– 0	–	$4,346,043		$	– 0	–	$4,346,043
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		16,395,288		– 0	–		– 0	–	16,395,288

Total Investments in Securities		55,497,014		726,613,419	+		– 0	–	782,110,433
Other Financial Instruments*:
Assets:
Futures		– 0	–	110,112			– 0	–	110,112
Forward Currency Exchange Contracts		– 0	–	3,531,972			– 0	–	3,531,972
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(2,852,302)			– 0	–	(2,852,302)

Total++^		$55,497,014		$727,403,201		$	– 0	–	$782,900,215

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.
^	An amount of $9,837,515 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.5%
Consumer Discretionary - 22.0%
Auto Parts - 0.9%
LKQ Corp. (a)	141,163	$3,719,645

Cable Television Services - 2.7%
Comcast Corp.-Class A	220,570	11,032,911

Cosmetics - 0.9%
Estee Lauder Cos., Inc. (The)-Class A	54,660	3,655,661

Diversified Media - 1.4%
Liberty Media Corp.-Class A (a)	41,540	5,430,524

Diversified Retail - 3.1%
Amazon.com, Inc. (a)	17,460	5,875,639
Costco Wholesale Corp.	61,410	6,858,269

		12,733,908

Entertainment - 2.2%
Walt Disney Co. (The)	112,240	8,987,057

Leisure Time - 2.2%
priceline.com, Inc. (a)	7,570	9,022,607

Recreational Vehicles & Boats - 1.3%
Polaris Industries, Inc.	37,570	5,248,905

Restaurants - 2.3%
Starbucks Corp.	123,815	9,085,545

Specialty Retail - 3.1%
Home Depot, Inc. (The)	114,810	9,084,915
O’Reilly Automotive, Inc. (a)	24,630	3,654,846

		12,739,761

Textiles, Apparel & Shoes - 1.9%
Michael Kors Holdings Ltd. (a)	33,130	3,090,035
NIKE, Inc.-Class B	63,480	4,688,633

		7,778,668

		89,435,192

Technology - 20.4%
Communications Technology - 0.6%
QUALCOMM, Inc.	31,850	2,511,691

Computer Services, Software & Systems - 12.7%
ANSYS, Inc. (a)	81,262	6,258,799
Cognizant Technology Solutions Corp.-Class A (a)	196,200	9,929,682
F5 Networks, Inc. (a)	59,550	6,349,817
Facebook, Inc.-Class A (a)	71,520	4,308,365
Google, Inc.-Class A (a)	18,650	20,785,612
Informatica Corp. (a)	69,490	2,625,332
Red Hat, Inc. (a)	27,580	1,461,188

		51,718,795

Company	Shares	U.S. $ Value
Computer Technology - 3.7%
Apple, Inc.	27,845	14,945,525

Electronic Components - 1.7%
Amphenol Corp.-Class A	76,230	6,986,479

Semiconductors & Component - 1.7%
Linear Technology Corp.	143,190	6,971,921

		83,134,411

Health Care - 15.3%
Biotechnology - 5.0%
Biogen Idec, Inc. (a)	35,494	10,856,550
Celgene Corp. (a)	17,290	2,413,684
Quintiles Transnational Holdings, Inc. (a)	139,288	7,071,652

		20,341,886

Health Care Management Services - 1.8%
UnitedHealth Group, Inc.	90,001	7,379,182

Health Care Services - 1.0%
McKesson Corp.	23,750	4,193,537

Medical Equipment - 1.9%
Illumina, Inc. (a)	15,055	2,238,076
Intuitive Surgical, Inc. (a)	12,497	5,473,561

		7,711,637

Pharmaceuticals - 5.6%
Allergan, Inc./United States	112,316	13,938,416
Gilead Sciences, Inc. (a)	121,240	8,591,066

		22,529,482

		62,155,724

Consumer Staples - 11.1%
Beverage: Soft Drinks - 2.5%
Keurig Green Mountain, Inc.	41,020	4,331,302
Monster Beverage Corp. (a)	81,926	5,689,760

		10,021,062

Drug & Grocery Store Chains - 2.9%
CVS Caremark Corp.	156,360	11,705,110

Foods - 3.3%
Hershey Co. (The)	66,400	6,932,160
Mead Johnson Nutrition Co.-Class A	80,270	6,673,648

		13,605,808

Tobacco - 2.4%
Philip Morris International, Inc.	118,681	9,716,413

		45,048,393

Producer Durables - 10.3%
Aerospace - 2.5%
Boeing Co. (The)	79,440	9,968,925

Company	Shares	U.S. $ Value
Air Transport - 1.7%
Copa Holdings SA-Class A	48,840	7,091,080

Diversified Manufacturing Operations - 2.7%
Danaher Corp.	144,382	10,828,650

Scientific Instruments: Control & Filter - 1.1%
Parker Hannifin Corp.	38,970	4,665,099

Scientific Instruments: Electrical - 1.4%
AMETEK, Inc.	113,271	5,832,324

Scientific Instruments: Gauges & Meters - 0.9%
Mettler-Toledo International, Inc. (a)	15,275	3,600,012

		41,986,090

Financial Services - 9.1%
Asset Management & Custodian - 1.9%
Affiliated Managers Group, Inc. (a)	19,501	3,901,175
BlackRock, Inc.-Class A	11,830	3,720,298

		7,621,473

Financial Data & Systems - 3.8%
Visa, Inc.-Class A	72,460	15,641,216

Insurance: Property-Casualty - 0.7%
Verisk Analytics, Inc.-Class A (a)	43,871	2,630,505

Securities Brokerage & Services - 2.7%
IntercontinentalExchange Group, Inc.	56,291	11,136,049

		37,029,243

Energy - 2.9%
Oil Well Equipment & Services - 2.9%
Oceaneering International, Inc.	42,590	3,060,517
Schlumberger Ltd.	91,075	8,879,813

		11,940,330

Materials & Processing - 2.4%
Fertilizers - 1.2%
Monsanto Co.	43,213	4,916,343

Metal Fabricating - 1.2%
Precision Castparts Corp.	18,768	4,743,800

		9,660,143

Total Common Stocks (cost $291,627,224)		380,389,526

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 7.8%
Time Deposit - 7.8%
State Street Time Deposit 0.01%, 4/01/14 (cost $31,664,832)	$31,665	31,664,832

U.S. $ Value
Total Investments - 101.3% (cost $323,292,056) (b)	412,054,358
Other assets less liabilities - (1.3)%	(5,260,661)

Net Assets - 100.0%	$406,793,697

(a)	Non-income producing security.
(b)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $90,310,985 and gross unrealized depreciation of investments was $(1,548,683), resulting in net unrealized appreciation of $88,762,302.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1— quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$380,389,526		$	– 0	–	$	– 0	–	$380,389,526
Short-Term Investments	– 0	–		31,664,832			– 0	–	31,664,832
Total Investments in Securities	380,389,526			31,664,832			– 0	–	412,054,358
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$380,389,526			$31,664,832		$	– 0	–	$412,054,358

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Equity: Other - 29.4%
Diversified/Specialty - 15.4%
American Tower Corp.	18,870	$1,544,887
Armada Hoffler Properties, Inc.	20,130	202,105
BioMed Realty Trust, Inc.	16,300	333,987
Chambers Street Properties	29,540	229,526
Digital Realty Trust, Inc. (a)	9,280	492,582
Gramercy Property Trust, Inc. (a)	76,970	397,165
Kennedy-Wilson Holdings, Inc.	28,520	641,985
Lexington Realty Trust (a)	59,210	645,981
Rayonier, Inc.	12,650	580,762
Regal Entertainment Group-Class A	34,110	637,175
Vornado Realty Trust	8,110	799,322
Weyerhaeuser Co.	22,910	672,408

		7,177,885

Health Care - 12.9%
HCP, Inc.	27,630	1,071,768
Health Care REIT, Inc.	16,441	979,883
LTC Properties, Inc.	22,020	828,613
Medical Properties Trust, Inc.	64,315	822,589
Omega Healthcare Investors, Inc.	29,960	1,004,259
Senior Housing Properties Trust	15,680	352,330
Ventas, Inc.	15,980	967,908

		6,027,350

Triple Net - 1.1%
EPR Properties	3,970	211,958
National Retail Properties, Inc. (a)	9,240	317,117

		529,075

		13,734,310

Retail - 22.8%
Regional Mall - 11.7%
General Growth Properties, Inc.	54,010	1,188,220
Glimcher Realty Trust	35,100	352,053
Pennsylvania Real Estate Investment Trust	19,410	350,351
Simon Property Group, Inc.	21,910	3,593,240

		5,483,864

Shopping Center/Other Retail - 11.1%
American Realty Capital Properties, Inc.	55,520	778,390
DDR Corp.	50,123	826,027
Federal Realty Investment Trust	4,830	554,098
Inland Real Estate Corp.	29,170	307,744
Kimco Realty Corp.	23,780	520,306
Kite Realty Group Trust	65,394	392,364
Ramco-Gershenson Properties Trust	47,481	773,940
Regency Centers Corp.	6,630	338,528
Retail Properties of America, Inc.-Class A	15,110	204,589
Weingarten Realty Investors	15,520	465,600

		5,161,586

		10,645,450

Company	Shares	U.S. $ Value
Residential - 16.9%
Multi-Family - 10.0%
Apartment Investment & Management Co.-Class A	9,960	300,991
Associated Estates Realty Corp.	45,560	771,786
AvalonBay Communities, Inc.	4,020	527,906
Brookfield Residential Properties, Inc. (b)	10,053	210,812
Camden Property Trust	2,010	135,353
Equity Residential	14,030	813,600
Essex Property Trust, Inc.	5,440	925,072
Mid-America Apartment Communities, Inc.	14,310	976,944

		4,662,464

Self Storage - 6.3%
CubeSmart	25,420	436,207
Extra Space Storage, Inc.	17,310	839,708
Public Storage	8,880	1,496,191
Sovran Self Storage, Inc.	2,450	179,953

		2,952,059

Student Housing - 0.6%
American Campus Communities, Inc.	7,620	284,607

		7,899,130

Office - 12.5%
Office - 12.5%
Boston Properties, Inc.	9,639	1,103,955
Columbia Property Trust, Inc.	27,570	751,283
Corporate Office Properties Trust	6,870	183,017
Cousins Properties, Inc.	54,419	624,186
Douglas Emmett, Inc.	9,630	261,358
Franklin Street Properties Corp.	8,890	112,014
Government Properties Income Trust	4,470	112,644
Kilroy Realty Corp.	5,850	342,693
Mack-Cali Realty Corp.	6,490	134,927
Parkway Properties, Inc./MD	42,266	771,354
SL Green Realty Corp.	14,216	1,430,414

		5,827,845

Lodging - 10.8%
Lodging - 10.8%
Ashford Hospitality Prime, Inc.	43,632	659,716
Ashford Hospitality Trust, Inc.	68,839	775,816
Chesapeake Lodging Trust	13,470	346,583
DiamondRock Hospitality Co.	72,170	847,997
FelCor Lodging Trust, Inc.	37,790	341,622
Hersha Hospitality Trust	120,987	705,354
Host Hotels & Resorts, Inc.	36,200	732,688
Pebblebrook Hotel Trust	14,690	496,081
Strategic Hotels & Resorts, Inc. (b)	13,550	138,075

		5,043,932

Industrials - 6.1%
Industrial Warehouse Distribution - 6.1%
Granite Real Estate Investment Trust	19,780	717,223
ProLogis, Inc.	32,882	1,342,572
STAG Industrial, Inc.	33,180	799,638

		2,859,433

Company	Shares	U.S. $ Value
Mortgage - 0.5%
Mortgage - 0.5%
Altisource Residential Corp. (cost $204,486)	6,686	211,010

Total Common Stocks (cost $40,671,560)		46,221,110

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.9%
Time Deposit - 0.9%
State Street Time Deposit 0.01%, 4/01/14 (cost $414,870)	$415	414,870

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $41,086,430)		46,635,980

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%
Investment Companies - 3.6%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $1,664,235)	1,664,235	1,664,235

Total Investments - 103.5% (cost $42,750,665) (d)		48,300,215
Other assets less liabilities - (3.5)%		(1,637,835)

Net Assets - 100.0%		$46,662,380

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,262,650 and gross unrealized depreciation of investments was $(713,100), resulting in net unrealized appreciation of $5,549,550.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$46,221,110		$	– 0	–	$	– 0	–	$46,221,110
Short-Term Investments	– 0	–		414,870			– 0	–	414,870
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,664,235			– 0	–		– 0	–	1,664,235

Total Investments in Securities	47,885,345			414,870			– 0	–	48,300,215
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$47,885,345			$414,870		$	– 0	–	$48,300,215

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Information Technology - 27.8%
Electronic Equipment, Instruments & Components - 0.2%
Zebra Technologies Corp.-Class A (a)	2,140	$148,537

Internet Software & Services - 11.5%
Cornerstone OnDemand, Inc. (a)	17,680	846,342
CoStar Group, Inc. (a)	7,478	1,396,442
Criteo SA (Sponsored ADR) (a)	9,766	396,011
Dealertrack Technologies, Inc. (a)	20,582	1,012,428
Demandware, Inc. (a)	9,504	608,826
Envestnet, Inc. (a)	18,820	756,188
Pandora Media, Inc. (a)	23,310	706,759
Shutterstock, Inc. (a)	9,878	717,242
Yelp, Inc. (a)	10,693	822,612
Zillow, Inc.-Class A (a)(b)	9,890	871,309

		8,134,159

Semiconductors & Semiconductor Equipment - 6.7%
Cavium, Inc. (a)	16,410	717,609
Power Integrations, Inc.	13,402	881,584
Silicon Laboratories, Inc. (a)	16,010	836,523
Spansion, Inc.-Class A (a)	41,310	719,620
Synaptics, Inc. (a)	11,270	676,425
Teradyne, Inc. (a)	46,500	924,885

		4,756,646

Software - 9.4%
A10 Networks, Inc.(a)(b)	18,433	277,232
Aspen Technology, Inc. (a)	20,412	864,652
FireEye, Inc. (a)(b)	3,447	212,232
Guidewire Software, Inc. (a)	19,229	943,183
Interactive Intelligence Group, Inc. (a)	12,040	872,900
PTC, Inc. (a)	29,940	1,060,774
SS&C Technologies Holdings, Inc. (a)	12,489	499,810
Tableau Software, Inc.-Class A (a)	11,488	874,007
Ultimate Software Group, Inc. (The) (a)	7,222	989,414

		6,594,204

		19,633,546

Health Care - 22.1%
Biotechnology - 6.3%
Celldex Therapeutics, Inc. (a)	9,467	167,282
Cubist Pharmaceuticals, Inc. (a)	10,231	748,398
Insys Therapeutics, Inc. (a)	5,115	211,915
Intercept Pharmaceuticals, Inc. (a)	1,217	401,355
Isis Pharmaceuticals, Inc. (a)	9,411	406,649
Karyopharm Therapeutics, Inc. (a)	6,735	208,044
KYTHERA Biopharmaceuticals, Inc. (a)	7,186	285,715
Momenta Pharmaceuticals, Inc. (a)	7,386	86,047

Company	Shares	U.S. $ Value
NPS Pharmaceuticals, Inc. (a)	18,530	554,603
Puma Biotechnology, Inc. (a)	3,753	390,837
Synageva BioPharma Corp. (a)	4,136	343,164
Tekmira Pharmaceuticals Corp. (a)(b)	6,780	145,702
TESARO, Inc. (a)	9,540	281,239
Ultragenyx Pharmaceutical, Inc. (a)	3,712	181,480

		4,412,430

Health Care Equipment & Supplies - 5.1%
Align Technology, Inc. (a)	17,040	882,501
Cardiovascular Systems, Inc. (a)	11,554	367,302
HeartWare International, Inc. (a)	8,329	781,094
LDR Holding Corp. (a)	11,036	378,866
Sirona Dental Systems, Inc. (a)	7,764	579,738
Tandem Diabetes Care, Inc. (a)	15,978	352,954
TearLab Corp. (a)(b)	20,281	137,099
Unilife Corp. (a)(b)	37,027	150,700

		3,630,254

Health Care Providers & Services - 4.6%
Acadia Healthcare Co., Inc. (a)	22,377	1,009,650
Mednax, Inc. (a)	11,534	714,877
Premier, Inc.-Class A (a)	17,152	565,159
Team Health Holdings, Inc. (a)	20,829	932,098

		3,221,784

Life Sciences Tools & Services - 2.6%
ICON PLC (a)	16,935	805,259
PAREXEL International Corp. (a)	18,520	1,001,747

		1,807,006

Pharmaceuticals - 3.5%
Akorn, Inc. (a)	34,828	766,216
Aratana Therapeutics, Inc. (a)	14,827	275,189
GW Pharmaceuticals PLC (ADR) (a)	4,249	252,263
Jazz Pharmaceuticals PLC (a)	3,610	500,635
Pacira Pharmaceuticals, Inc./DE (a)	10,170	711,798

		2,506,101

		15,577,575

Industrials - 22.1%
Aerospace & Defense - 2.2%
Hexcel Corp. (a)	24,886	1,083,536
KEYW Holding Corp. (The) (a)(b)	25,325	473,831

		1,557,367

Commercial Services & Supplies - 0.9%
Interface, Inc.	31,700	651,435

Company	Shares	U.S. $ Value
Construction & Engineering - 1.4%
Dycom Industries, Inc. (a)	31,454	994,261

Industrial Conglomerates - 1.5%
Carlisle Cos., Inc.	13,220	1,048,875

Machinery - 8.7%
Actuant Corp.-Class A	21,470	733,200
Chart Industries, Inc. (a)	10,347	823,104
IDEX Corp.	13,995	1,020,096
Lincoln Electric Holdings, Inc.	13,470	969,975
Middleby Corp. (The) (a)	4,330	1,144,029
RBC Bearings, Inc. (a)	9,236	588,333
Valmont Industries, Inc.	5,502	818,918

		6,097,655

Marine - 1.6%
Kirby Corp. (a)	11,337	1,147,871

Professional Services - 2.7%
TrueBlue, Inc. (a)	34,738	1,016,434
WageWorks, Inc. (a)	16,160	906,737

		1,923,171

Road & Rail - 1.5%
Genesee & Wyoming, Inc.-Class A (a)	10,372	1,009,403

Trading Companies & Distributors - 1.6%
United Rentals, Inc. (a)	12,086	1,147,445

		15,577,483

Consumer Discretionary - 12.5%
Distributors - 0.9%
LKQ Corp. (a)	24,016	632,822

Diversified Consumer Services - 2.3%
Bright Horizons Family Solutions, Inc. (a)	17,970	702,807
Capella Education Co.	14,320	904,308

		1,607,115

Internet & Catalog Retail - 2.4%
HomeAway, Inc. (a)	22,930	863,773
Shutterfly, Inc. (a)	6,639	283,352
zulily, Inc.-Class A (a)(b)	11,183	561,275

		1,708,400

Media - 0.7%
National CineMedia, Inc.	30,489	457,335

Specialty Retail - 6.2%
Cabela’s, Inc. (a)	12,065	790,378
Container Store Group, Inc. (The) (a)(b)	13,772	467,559
Dick’s Sporting Goods, Inc.	15,760	860,654
Five Below, Inc. (a)	16,979	721,268
Hibbett Sports, Inc. (a)	10,458	553,019

Company	Shares	U.S. $ Value
Lumber Liquidators Holdings, Inc. (a)	10,540	988,652

		4,381,530

		8,787,202

Financials - 5.2%
Capital Markets - 1.0%
Stifel Financial Corp. (a)	14,830	737,941

Commercial Banks - 4.2%
City National Corp./CA	6,680	525,850
Iberiabank Corp.	10,448	732,927
Signature Bank/New York NY (a)	6,356	798,250
SVB Financial Group (a)	6,891	887,423

		2,944,450

		3,682,391

Energy - 4.3%
Energy Equipment & Services - 2.1%
Dril-Quip, Inc. (a)	5,560	623,276
Forum Energy Technologies, Inc. (a)	2,050	63,509
Oil States International, Inc. (a)	3,051	300,829
Superior Energy Services, Inc.	15,466	475,734

		1,463,348

Oil, Gas & Consumable Fuels - 2.2%
Emerald Oil, Inc. (a)	25,680	172,569
Laredo Petroleum, Inc. (a)	17,964	464,549
Matador Resources Co. (a)	19,116	468,151
Oasis Petroleum, Inc. (a)	10,855	452,979

		1,558,248

		3,021,596

Materials - 1.9%
Chemicals - 1.9%
PolyOne Corp.	37,260	1,365,952

Consumer Staples - 1.9%
Food & Staples Retailing - 1.9%
Chefs’ Warehouse, Inc. (The) (a)	23,173	495,902
Sprouts Farmers Market, Inc. (a)	23,509	847,029

		1,342,931

Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
RingCentral, Inc.-Class A (a)	28,878	522,692

Total Common Stocks (cost $50,563,563)		69,511,368

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
State Street Time Deposit
0.01%, 4/01/14 (cost $745,575)	$746	745,575

Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $51,309,138)		70,256,943

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%
Investment Companies - 3.9%
AllianceBernstein Exchange Reserves-Class I,
0.07% (c) (cost $2,777,739)	2,777,739	2,777,739

Total Investments - 103.5% (cost $54,086,877) (d)		73,034,682
Other assets less liabilities - (3.5)%		(2,451,856)

Net Assets - 100.0%		$70,582,826

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,446,391 and gross unrealized depreciation of investments was $(498,586), resulting in net unrealized appreciation of $18,947,805.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$69,511,368		$	– 0	–	$	– 0	–	$69,511,368
Short-Term Investments	– 0	–		745,575			– 0	–	745,575
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,777,739			– 0	–		– 0	–	2,777,739

Total Investments in Securities	72,289,107			745,575			– 0	–	73,034,682
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$72,289,107			$745,575		$	– 0	–	$73,034,682

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Financials - 28.5%
Capital Markets - 1.0%
E*Trade Financial Corp. (a)	312,120	$7,185,002

Commercial Banks - 9.8%
Associated Banc-Corp	352,160	6,360,010
CapitalSource, Inc.	440,530	6,427,333
Comerica, Inc.	186,090	9,639,462
First Niagara Financial Group, Inc.	852,580	8,056,881
Huntington Bancshares, Inc./OH	947,030	9,441,889
Popular, Inc. (a)	265,970	8,242,410
Susquehanna Bancshares, Inc.	450,254	5,128,393
Webster Financial Corp.	174,140	5,408,788
Zions Bancorporation	295,930	9,167,912

		67,873,078

Insurance - 8.6%
American Financial Group, Inc./OH	167,640	9,674,504
Aspen Insurance Holdings Ltd.	231,540	9,192,138
Genworth Financial, Inc.-Class A (a)	630,400	11,176,992
PartnerRe Ltd.	59,900	6,199,650
Reinsurance Group of America, Inc.-Class A	81,120	6,459,586
Unum Group	226,280	7,989,947
Validus Holdings Ltd.	238,562	8,996,173

		59,688,990

Real Estate Investment Trusts (REITs) - 8.9%
BioMed Realty Trust, Inc.	251,790	5,159,177
Camden Property Trust	81,210	5,468,681
DDR Corp.	391,290	6,448,459
DiamondRock Hospitality Co.	640,480	7,525,640
LTC Properties, Inc.	212,320	7,989,602
Medical Properties Trust, Inc.	629,690	8,053,735
Mid-America Apartment Communities, Inc.	117,940	8,051,764
Parkway Properties, Inc./MD	402,110	7,338,508
STAG Industrial, Inc.	210,200	5,065,820

		61,101,386

Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	45,520	1,022,379

		196,870,835

Information Technology - 19.7%
Communications Equipment - 1.7%
Brocade Communications Systems, Inc. (a)	341,740	3,625,862
Harris Corp.	112,170	8,206,357

		11,832,219

Electronic Equipment, Instruments & Components - 9.1%
Anixter International, Inc.	66,720	6,773,414
Arrow Electronics, Inc. (a)	173,380	10,291,837
Avnet, Inc.	223,320	10,391,080
CDW Corp./DE	291,860	8,008,638
Insight Enterprises, Inc. (a)	183,434	4,606,028
Jabil Circuit, Inc.	453,950	8,171,100

Company	Shares	U.S. $ Value
TTM Technologies, Inc. (a)	594,562	5,024,049
Vishay Intertechnology, Inc.	650,630	9,681,374

		62,947,520

IT Services - 4.0%
Amdocs Ltd.	176,060	8,179,747
Booz Allen Hamilton Holding Corp.	205,420	4,519,240
Convergys Corp.	377,280	8,266,205
Genpact Ltd. (a)	392,040	6,829,337

		27,794,529

Semiconductors & Semiconductor Equipment - 3.8%
Entegris, Inc. (a)	509,150	6,165,806
Lam Research Corp. (a)	153,180	8,424,900
MKS Instruments, Inc.	152,788	4,566,833
Teradyne, Inc. (a)	340,630	6,775,131

		25,932,670

Software - 1.1%
Electronic Arts, Inc. (a)	269,060	7,805,431

		136,312,369

Consumer Discretionary - 16.8%
Auto Components - 5.5%
Dana Holding Corp.	420,220	9,778,519
Lear Corp.	118,870	9,951,796
Tenneco, Inc. (a)	157,150	9,125,701
TRW Automotive Holdings Corp. (a)	110,690	9,034,518

		37,890,534

Automobiles - 1.3%
Thor Industries, Inc.	147,170	8,986,200

Hotels, Restaurants & Leisure - 0.9%
DineEquity, Inc.	74,948	5,851,190

Household Durables - 3.2%
Helen of Troy Ltd. (a)	91,870	6,360,160
Meritage Homes Corp. (a)	162,650	6,811,782
NVR, Inc. (a)	1,476	1,692,972
PulteGroup, Inc.	383,170	7,353,033

		22,217,947

Media - 2.5%
Gannett Co., Inc.	375,070	10,351,932
Regal Entertainment Group-Class A	382,220	7,139,870

		17,491,802

Specialty Retail - 3.4%
Children’s Place Retail Stores, Inc. (The)	156,209	7,780,770
GameStop Corp.-Class A	187,850	7,720,635

Company	Shares	U.S. $ Value
Office Depot, Inc. (a)	1,941,700	8,019,221

		23,520,626

		115,958,299

Industrials - 10.9%
Commercial Services & Supplies - 1.1%
Steelcase, Inc.-Class A	459,330	7,629,471

Construction & Engineering - 3.6%
AECOM Technology Corp. (a)	165,780	5,333,143
Granite Construction, Inc.	136,150	5,436,469
Tutor Perini Corp. (a)	280,590	8,044,515
URS Corp.	134,980	6,352,159

		25,166,286

Electrical Equipment - 0.8%
General Cable Corp.	201,200	5,152,732

Machinery - 2.2%
Kennametal, Inc.	147,620	6,539,566
Terex Corp.	187,250	8,295,175

		14,834,741

Road & Rail - 2.6%
Con-way, Inc.	212,480	8,728,679
Ryder System, Inc.	118,550	9,474,516

		18,203,195

Trading Companies & Distributors - 0.6%
Aircastle Ltd.	219,085	4,245,867

		75,232,292

Materials - 6.8%
Chemicals - 1.4%
Huntsman Corp.	392,370	9,581,675

Containers & Packaging - 2.3%
Avery Dennison Corp.	143,690	7,280,772
Graphic Packaging Holding Co. (a)	833,180	8,465,109

		15,745,881

Metals & Mining - 3.1%
Commercial Metals Co.	375,540	7,090,195
Reliance Steel & Aluminum Co.	90,045	6,362,580
Steel Dynamics, Inc.	447,120	7,954,265

		21,407,040

		46,734,596

Utilities - 6.3%
Electric Utilities - 2.6%
PNM Resources, Inc.	329,170	8,897,465
Westar Energy, Inc.	254,415	8,945,232

		17,842,697

Company	Shares	U.S. $ Value
Gas Utilities - 3.7%
Atmos Energy Corp.	185,210	8,728,947
Southwest Gas Corp.	149,910	8,012,690
UGI Corp.	192,250	8,768,522

		25,510,159

		43,352,856

Energy - 5.0%
Energy Equipment & Services - 0.6%
Helix Energy Solutions Group, Inc. (a)	186,560	4,287,149

Oil, Gas & Consumable Fuels - 4.4%
Bill Barrett Corp. (a)	348,440	8,920,064
Cimarex Energy Co.	41,990	5,001,429
Rosetta Resources, Inc. (a)	186,280	8,676,922
Stone Energy Corp. (a)	188,870	7,926,874

		30,525,289

		34,812,438

Health Care - 4.2%
Biotechnology - 0.5%
Theravance, Inc. (a)(b)	109,840	3,398,449

Health Care Providers & Services - 3.7%
Health Net, Inc./CA (a)	289,580	9,848,616
LifePoint Hospitals, Inc. (a)	139,055	7,585,450
Molina Healthcare, Inc. (a)	223,210	8,383,768

		25,817,834

		29,216,283

Consumer Staples - 1.0%
Food Products - 1.0%
Dean Foods Co.	434,550	6,718,143

Total Common Stocks (cost $537,141,004)		685,208,111

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
State Street Time Deposit 0.01%, 4/01/14 (cost $4,219,534)	$4,220	4,219,534

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $541,360,538)		689,427,645

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
Investment Companies - 0.5%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $3,388,291)	3,388,291	3,388,291

Total Investments - 100.3% (cost $544,748,829) (d)		692,815,936
Other assets less liabilities - (0.3)%		(1,834,531)

Net Assets - 100.0%		$690,981,405

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $158,194,573 and gross unrealized depreciation of investments was $(10,127,466), resulting in net unrealized appreciation of $148,067,107.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$685,208,111		$	– 0	–	$	– 0	–	$685,208,111
Short-Term Investments	– 0	–		4,219,534			– 0	–	4,219,534
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,388,291			– 0	–		– 0	–	3,388,291

Total Investments in Securities	688,596,402			4,219,534			– 0	–	692,815,936
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$688,596,402			$4,219,534		$	– 0	–	$692,815,936

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Value Portfolio

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Financials - 29.0%
Capital Markets - 0.9%
Goldman Sachs Group, Inc. (The)	4,000	$655,400
State Street Corp.	7,300	507,715

		1,163,115

Commercial Banks - 11.3%
Bank of America Corp.	232,600	4,000,720
CIT Group, Inc.	30,500	1,495,110
Citigroup, Inc.	55,600	2,646,560
Comerica, Inc.	16,000	828,800
Fifth Third Bancorp	19,800	454,410
JPMorgan Chase & Co.	37,200	2,258,412
Regions Financial Corp.	36,700	407,737
Wells Fargo & Co.	46,800	2,327,832

		14,419,581

Consumer Finance - 3.6%
Capital One Financial Corp.	25,700	1,983,012
Discover Financial Services	27,300	1,588,587
SLM Corp.	44,100	1,079,568

		4,651,167

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc.-Class B (a)	8,100	1,012,257
ING US, Inc.	28,800	1,044,576
McGraw Hill Financial, Inc.	2,000	152,600

		2,209,433

Insurance - 11.5%
Allstate Corp. (The)	18,100	1,024,098
American Financial Group, Inc./OH	21,900	1,263,849
American International Group, Inc.	47,200	2,360,472
Aon PLC	16,000	1,348,480
Assurant, Inc.	15,300	993,888
Chubb Corp. (The)	13,800	1,232,340
Genworth Financial, Inc.-Class A (a)	60,700	1,076,211
Lincoln National Corp.	43,600	2,209,212
PartnerRe Ltd.	13,900	1,438,650
Reinsurance Group of America, Inc.-Class A	9,500	756,485
Travelers Cos., Inc. (The)	10,300	876,530
Unum Group	3,900	137,709

		14,717,924

		37,161,220

Consumer Discretionary - 14.3%
Auto Components - 2.6%
Lear Corp.	7,300	611,156
Magna International, Inc. (New York)-Class A	15,700	1,512,067
TRW Automotive Holdings Corp. (a)	14,000	1,142,680

		3,265,903

Automobiles - 1.2%
Ford Motor Co.	97,300	1,517,880

Company	Shares	U.S. $ Value
Household Durables - 0.7%
PulteGroup, Inc.	46,200	886,578

Media - 5.1%
Gannett Co., Inc.	50,600	1,396,560
Liberty Global PLC-Class A (a)	8,133	338,333
Liberty Global PLC-Series C (a)	38,133	1,552,394
Time Warner, Inc.	15,100	986,483
Twenty-First Century Fox, Inc.-Class A	37,700	1,205,269
Viacom, Inc.-Class B	12,500	1,062,375

		6,541,414

Multiline Retail - 1.1%
Macy’s, Inc.	23,800	1,411,102

Specialty Retail - 3.6%
GameStop Corp.-Class A	37,200	1,528,920
Gap, Inc. (The)	8,500	340,510
Office Depot, Inc. (a)	190,100	785,113
TJX Cos., Inc. (The)	32,300	1,958,995

		4,613,538

		18,236,415

Health Care - 14.2%
Biotechnology - 0.6%
Theravance, Inc. (a)(b)	8,400	259,896
Vertex Pharmaceuticals, Inc. (a)	7,400	523,328

		783,224

Health Care Equipment & Supplies - 1.8%
Medtronic, Inc.	37,100	2,283,134

Health Care Providers & Services - 2.1%
Aetna, Inc.	17,400	1,304,478
Health Net, Inc./CA (a)	28,800	979,488
WellPoint, Inc.	4,400	438,020

		2,721,986

Pharmaceuticals - 9.7%
GlaxoSmithKline PLC (Sponsored ADR)	23,000	1,228,890
Johnson & Johnson	34,500	3,388,935
Merck & Co., Inc.	23,900	1,356,803
Pfizer, Inc.	161,100	5,174,532
Roche Holding AG (Sponsored ADR)	32,000	1,207,040

		12,356,200

		18,144,544

Energy - 13.9%
Energy Equipment & Services - 1.9%
Halliburton Co.	22,400	1,319,136
Nabors Industries Ltd.	42,000	1,035,300

		2,354,436

Oil, Gas & Consumable Fuels - 12.0%
Chesapeake Energy Corp.	8,500	217,770
Chevron Corp.	22,700	2,699,257

Company	Shares	U.S. $ Value
Exxon Mobil Corp.	44,500	4,346,760
Hess Corp.	29,000	2,403,520
Occidental Petroleum Corp.	24,200	2,306,018
Phillips 66	11,900	917,014
Valero Energy Corp.	47,400	2,516,940

		15,407,279

		17,761,715

Information Technology - 10.5%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc. (a)	67,700	718,297
Cisco Systems, Inc.	22,000	493,020
Harris Corp.	18,300	1,338,828

		2,550,145

Computers & Peripherals - 3.3%
Apple, Inc.	2,000	1,073,480
Hewlett-Packard Co.	97,500	3,155,100

		4,228,580

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc. (a)	14,900	884,464

IT Services - 1.6%
Western Union Co. (The)-Class W	38,200	624,952
Xerox Corp.	131,200	1,482,560

		2,107,512

Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	55,300	1,129,226
Lam Research Corp. (a)	9,600	528,000
Micron Technology, Inc. (a)	28,600	676,676

		2,333,902

Software - 1.1%
CA, Inc.	4,800	148,656
Electronic Arts, Inc. (a)	42,400	1,230,024

		1,378,680

		13,483,283

Industrials - 5.6%
Aerospace & Defense - 0.6%
Northrop Grumman Corp.	6,700	826,646

Airlines - 0.5%
Delta Air Lines, Inc.	19,900	689,535

Construction & Engineering - 0.3%
URS Corp.	7,800	367,068

Industrial Conglomerates - 3.0%
General Electric Co.	147,000	3,805,830

Machinery - 1.2%
Illinois Tool Works, Inc.	15,400	1,252,482

Company	Shares	U.S. $ Value
Parker Hannifin Corp.	2,000	239,420

		1,491,902

		7,180,981

Utilities - 3.9%
Electric Utilities - 1.6%
Edison International	35,600	2,015,316

Gas Utilities - 1.5%
Atmos Energy Corp.	32,000	1,508,160
UGI Corp.	9,200	419,612

		1,927,772

Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	32,600	772,294
DTE Energy Co.	4,000	297,160

		1,069,454

		5,012,542

Consumer Staples - 3.4%
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	15,100	1,130,386
Kroger Co. (The)	49,000	2,138,850

		3,269,236

Household Products - 0.9%
Procter & Gamble Co. (The)	14,100	1,136,460

		4,405,696

Telecommunication Services - 2.9%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	86,600	3,037,062

Wireless Telecommunication Services - 0.5%
Vodafone Group PLC (Sponsored ADR)	19,636	722,801

		3,759,863

Materials - 1.1%
Chemicals - 1.1%
LyondellBasell Industries NV-Class A	15,400	1,369,676

Total Common Stocks (cost $92,555,128)		126,515,935

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.8%
Time Deposit - 1.8%
State Street Time Deposit 0.01%, 4/01/14 (cost $2,272,833)	$2,273	2,272,833

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.6% (cost $94,827,961)		128,788,768

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
Investment Companies - 0.2%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $268,800)	268,800	268,800

Total Investments - 100.8% (cost $95,096,761) (d)		129,057,568
Other assets less liabilities - (0.8)%		(1,045,994)

Net Assets - 100.0%		$128,011,574

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,624,154 and gross unrealized depreciation of investments was $(663,347), resulting in net unrealized appreciation of $33,960,807.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Value Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$126,515,935		$	– 0	–	$	– 0	–	$126,515,935
Short-Term Investments	– 0	–		2,272,833			– 0	–	2,272,833
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	268,800			– 0	–		– 0	–	268,800

Total Investments in Securities	126,784,735			2,272,833			– 0	–	129,057,568
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$126,784,735			$2,272,833		$	– 0	–	$129,057,568

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 22, 2014